UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2023

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Annual Report
July 31, 2023

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2023 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Market Recap
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a “soft landing” of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index’s year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.
3	Annual Report

Fidelity® MSCI Communication Services Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Communication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Communication Services Index ETF – NAVA	16.44	9.29	7.92
Fidelity MSCI Communication Services Index ETF – Market PriceB	16.56	9.21	7.92
MSCI USA IMI Communication Services 25/50 IndexA	16.56	9.41	8.00
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Communication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
Effective December 1, 2018, the fund’s sector index changed from the MSCI USA IMI Telecommunication Services 25/50 Index to the MSCI USA IMI Communication Services 25/50 Index.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Communication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Communication Services 25/50 Index and the S&P 500 Index performed over the same period.
Annual Report	4

Fidelity® MSCI Communication Services Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value gained 16.44%, versus 16.56% for the MSCI U.S. IMI Communication Services 25/50 Index. The ETF's market price gained 16.56% the past 12 months, while the S&P 500® index gained 13.02%. By subindustry, interactive media & services gained about 39% and contributed most. Movies & entertainment stocks also helped, advancing approximately 15%, while the advertising subindustry rose roughly 27%. Conversely, integrated telecommunication services returned about -20% and detracted most. Alternative carriers (-22%) and broadcasting (-14%) also hurt. Other notable detractors included the cable & satellite (-4%) and wireless telecommunication services (-7%) subindustries. Turning to individual stocks, the top contributor was Meta Platforms (+99%), from the interactive media & services category. Also in interactive media & services, Alphabet (+14%) helped, as did Netflix (+94%), in the movies & entertainment industry. Other contributors included Comcast (+24%), in the cable & satellite category, and Trade Desk (+48%), in the advertising group. In contrast, the biggest individual detractor was Verizon Communications (-22%), from the integrated telecommunication services industry. Also in integrated telecommunication services, AT&T (-18%) hurt. In movies & entertainment, Disney returned approximately -17%. Lumen Technologies, within the alternative carriers industry, returned -83% and also hindered the fund’s result.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
5	Annual Report

Fidelity® MSCI Communication Services Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
Meta Platforms, Inc. Class A	20.1
Alphabet, Inc. Class A	11.9
Alphabet, Inc. Class C	9.9
Netflix, Inc.	4.8
The Walt Disney Co.	4.5
Comcast Corp. Class A	4.4
Verizon Communications, Inc.	3.8
AT&T, Inc.	3.2
T-Mobile US, Inc.	2.7
Activision Blizzard, Inc.	2.5
67.8

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

Annual Report	6

Fidelity® MSCI Consumer Discretionary Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	10.04	12.91	13.15
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	10.12	12.93	13.05
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexA	10.15	12.85	13.19
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
7	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value gained 10.04%, versus 10.15% for the Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index. The ETF's market price gained 10.12% the past 12 months, while the S&P 500® index gained 13.02%. By subindustry, hotels, resorts & cruise lines gained 43% and contributed to relative performance. Restaurants, which gained 20%, also helped, and home improvement retail, which advanced approximately 18%. The homebuilding subindustry rose 57% and apparel retail gained roughly 36%. Other notable contributors included the casinos & gaming (+39%), automotive retail (+15%), automotive parts & equipment (+15%), homefurnishing retail (+18%), tires & rubber (+32%), application software (+88%) and advertising (+16%) subindustries. Conversely, automobile manufacturers returned about -8% and detracted, followed by consumer staples merchandise retail, which returned -18%. The housewares & specialties subindustry returned roughly -43% and detracted. Electronic equipment & instruments (-39%), diversified support services (-26%) and food retail (-81%) also hurt. Turning to individual stocks, the top contributor was Home Depot (+14%), from the home improvement retail category. Also in home improvement retail, Lowe’s (+25%) helped. The Booking Holdings (+54%), a stock in the hotels, resorts & cruise lines category, contributed. TJX (+44%), from the apparel retail industry, also boosted the fund. In contrast, the biggest individual detractor was Tesla (-10%), from the automobile manufacturers industry. Target and Dollar General (-18% each), within the consumer staples merchandise retail category, also hurt the fund's performance. Another notable detractor was VF (-53%), a stock in the apparel, accessories & luxury goods industry. Lastly, Advance Auto Parts, within the automotive retail group, returned -59% and hurt the fund’s performance.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	8

Fidelity® MSCI Consumer Discretionary Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
Amazon.com, Inc.	22.7
Tesla, Inc.	15.0
The Home Depot, Inc.	6.6
McDonald's Corp.	4.0
Lowe's Cos., Inc.	2.8
NIKE, Inc. Class B	2.7
Starbucks Corp.	2.3
Booking Holdings, Inc.	2.2
The TJX Cos., Inc.	2.0
Airbnb, Inc. Class A	1.3
O'Reilly Automotive, Inc.	1.2
62.8

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

9	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	6.20	10.28	9.28
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	6.11	10.24	9.14
Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexA	6.30	10.40	9.43
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Consumer Staples Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	10

Fidelity® MSCI Consumer Staples Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's (ETF) net asset value returned 6.20%, and its market price returned 6.11%, versus the 6.30% advance for the Fidelity MSCI Consumer Staples Index ETF Capped Linked Index and the 13.02% advance for the S&P 500® index. By subindustry, household products gained about 11% and contributed most. Consumer staples merchandise retail stocks also helped (+10%) and soft drinks & non-alcoholic beverages rose roughly 5%. Conversely, personal care products returned -13% and detracted most. Drug retail (-22%) and food distributors (-1%) also hurt.
Turning to individual stocks, the top contributor was Procter & Gamble (+15%) from the household products group. Walmart (+23%), from the consumer staples merchandise retail industry, also boosted the fund alongside PepsiCo (+10%), a stock in the soft drinks & non-alcoholic beverages category.
In contrast, the biggest individual detractor was Estée Lauder (-33%) from the personal care products group. In packaged foods & meats, Tyson Foods returned roughly -35% and detracted. Lastly, Walgreens Boots Alliance, within the drug retail group, returned about -20% and hindered the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
11	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
The Procter & Gamble Co.	12.6
PepsiCo, Inc.	8.6
The Coca-Cola Co.	8.5
Costco Wholesale Corp.	8.2
Walmart, Inc.	7.8
Philip Morris International, Inc.	4.8
Mondelez International, Inc. Class A	3.7
Altria Group, Inc.	3.0
Colgate-Palmolive Co.	2.3
Archer-Daniels-Midland Co.	1.8
61.3

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

Annual Report	12

Fidelity® MSCI Energy Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Energy Index ETF – NAVA	16.10	6.97	3.14
Fidelity MSCI Energy Index ETF – Market PriceB	16.11	6.97	3.16
Fidelity MSCI Energy Index ETF Capped Linked IndexA	16.21	7.04	3.23
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Energy Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
13	Annual Report

Fidelity® MSCI Energy Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value gained 16.10%, versus 16.21% for the Fidelity MSCI Energy Index ETF Capped Linked Index. The ETF's market price gained 16.11% the past 12 months, while the S&P 500® index gained 13.02%. By subindustry, oil & gas equipment & services gained roughly 52% and contributed most to performance. Other notable contributors included the oil & gas refining & marketing (+32%) and oil & gas drilling (+39%) subindustries. In contrast, coal & consumable fuels returned -2% and notably detracted. Specialty chemicals (-32%) also hurt. Turning to individual stocks, the biggest contributor was Exxon Mobil (+14%), from the integrated oil & gas group. In oil & gas exploration & production, ConocoPhillips (+27%) and EOG Resources (+26%) helped. Schlumberger, within the oil & gas equipment & services industry, gained approximately 60% and lifted the fund’s performance. Lastly, Marathon Petroleum (+49%), a stock in the oil & gas refining & marketing group, contributed. Conversely, the biggest individual detractor was Antero Resources (-33%), from the oil & gas exploration & production category. Also, in the oil & gas exploration & production category, Devon Energy (-7%) and Texas Pacific Land (-17%) hurt. In integrated oil & gas, Occidental Petroleum returned -3% and detracted. Lastly, Enviva (-80%), a stock in the coal & consumable fuels category, detracted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	14

Fidelity® MSCI Energy Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
Exxon Mobil Corp.	20.3
Chevron Corp.	14.8
ConocoPhillips	7.0
Schlumberger N.V.	4.2
EOG Resources, Inc.	4.0
Marathon Petroleum Corp.	3.7
Occidental Petroleum Corp.	2.9
Pioneer Natural Resources Co.	2.7
Phillips 66	2.7
Valero Energy Corp.	2.6
64.9

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

15	Annual Report

Fidelity® MSCI Financials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Financials Index ETF – NAVA	6.44	6.45	9.66
Fidelity MSCI Financials Index ETF – Market PriceB	6.48	6.46	9.70
Fidelity MSCI Financials Index ETF Capped Linked IndexA	6.53	6.55	9.77
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Financials Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	16

Fidelity® MSCI Financials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value gained 6.44%, versus 6.53% for the Fidelity MSCI Financials Index ETF Capped Linked Index. The ETF's market price rose 6.48% the past 12 months, while the S&P 500® index advanced 13.02%. By industry, regional banks returned -21% and detracted most. The portfolio’s exposure to mortgage REITs (-10%) also hurt. Turning to individual stocks, the biggest individual detractors were First Republic Bank and Silicon Valley Bank. A stake in Truist Financial (-31%), from the regional banks group, hurt as well. In addition, Bank of America (-3%), PNC Financial Services Group (-14%), U.S. Bancorp (-12%) and Citigroup (-5%), within the diversified banks category, further hindered the fund's performance. Conversely, the portfolio’s allocation to transaction & payment processing services stocks gained about 10% and contributed most. Diversified banks, which advanced 9%, along with multi-sector holdings, which rose 17%, proved beneficial as well. Elsewhere, the property & casualty insurance industry increased roughly 12% and aided performance, as did asset management & custody banks (+11%) and financial exchanges & data (+8%) firms. Other notable contributors included the insurance brokers (+13%), investment banking & brokerage (+9%), consumer finance (+12%), life & health insurance (+14%), diversified financial services (+32%), reinsurance (+33%), multi-line insurance (+12%), commercial & residential mortgage finance (+21%), specialized finance (+42%) and oil & gas exploration & production (+7%) industries. The top individual contributor was JPMorgan Chase (+41%), from the diversified banks industry. Among multi-sector holdings, exposure to Berkshire Hathaway gained 17% and added value. Lastly, in transaction & payment processing services, Visa (+8%), MasterCard (+8%) and PayPal Holdings (+22%) helped.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
17	Annual Report

Fidelity® MSCI Financials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
JPMorgan Chase & Co.	8.0
Berkshire Hathaway, Inc. Class B	7.9
Visa, Inc. Class A	6.7
Mastercard, Inc. Class A	5.8
Bank of America Corp.	4.0
Wells Fargo & Co.	3.0
S&P Global, Inc.	2.2
Goldman Sachs Group, Inc.	2.1
Morgan Stanley	2.0
BlackRock, Inc.	1.9
43.6

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

Annual Report	18

Fidelity® MSCI Health Care Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Health Care Index ETF – NAVA	2.65	9.55	11.72
Fidelity MSCI Health Care Index ETF – Market PriceB	2.53	9.53	11.63
Fidelity MSCI Health Care Index ETF Capped Linked IndexA	2.73	9.64	11.84
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Health Care Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
19	Annual Report

Fidelity® MSCI Health Care Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value gained 2.65%, versus 2.73% for the Fidelity MSCI Health Care Index ETF Capped Linked Index. The ETF's market price gained 2.53% the past 12 months, while the S&P 500® index gained 13.02%. By subindustry, health care equipment gained 12% and notably contributed to performance. Biotechnology stocks also helped, gaining approximately 9%. The pharmaceuticals subindustry rose about 3%. Other notable contributors included the health care distributors (+22%), health care facilities (+21%) and health care supplies (+17%) subindustries. Conversely, life sciences tools & services returned -11% and detracted. Managed health care (-6%) and health care services (-7%) also hurt. Another notable detractor was the health care technology (-6%) subindustry. Turning to individual stocks, the top contributor was Eli Lilly & Co. (+39%), from the pharmaceuticals category. Also in pharmaceuticals, Merck & (+23%) helped. Intuitive Surgical (+41%) and Stryker (+34%), within the health care equipment group, also helped the fund's performance. Lastly, Gilead Sciences (+32%), from the biotechnology category, also boosted the fund. In contrast, the biggest individual detractor was Pfizer (-26%), from the pharmaceuticals category. Also in pharmaceuticals, Bristol-Myers Squibb (-13%) hurt. Another notable detractor was UnitedHealth Group (-5%), a stock in the managed health care group. CVS Health (-20%), a stock in the health care services category, detracted. Lastly, Danaher, within the life sciences tools & services category, returned -12% and hindered the fund’s performance.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	20

Fidelity® MSCI Health Care Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
UnitedHealth Group, Inc.	8.1
Johnson & Johnson	7.5
Eli Lilly & Co.	6.3
Merck & Co., Inc.	4.6
AbbVie, Inc.	4.5
Thermo Fisher Scientific, Inc.	3.6
Pfizer, Inc.	3.5
Abbott Laboratories	3.3
Danaher Corp.	3.0
Bristol-Myers Squibb Co.	2.3
46.7

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

21	Annual Report

Fidelity® MSCI Industrials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Industrials Index ETF – NAVA	19.17	9.98	10.84
Fidelity MSCI Industrials Index ETF – Market PriceB	19.23	10.00	10.73
Fidelity MSCI Industrials Index ETF Capped Linked IndexA	19.28	10.07	10.95
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Industrials Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	22

Fidelity® MSCI Industrials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's (ETF) net asset value returned 19.17%, and its market price returned 19.23%, versus the 19.28% advance for the Fidelity MSCI Industrials Index ETF Capped Linked Index and the 13.02% advance for the S&P 500® index. By subindustry, industrial machinery & supplies & components gained about 25% and contributed most. Aerospace & defense, which gained approximately 13%, also helped, as did building products, which advanced 32%. Turning to individual stocks, the biggest contributor was General Electric (+100%), from the industrial conglomerates category. Boeing (+50%), from the aerospace & defense industry, also boosted the fund. Another notable contributor was Uber Technologies (+111%), a stock in the passenger ground transportation industry. In contrast, the biggest individual detractor was 3M (-18%), from the industrial conglomerates category. L3Harris Technologies (-19%) and Raytheon Technologies (-3%), within the aerospace & defense group, also hindered the fund's performance. Lastly, Generac Holdings (-43%) and Plug Power (-38%), within the electrical components & equipment industry, also hurt the fund's performance.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
23	Annual Report

Fidelity® MSCI Industrials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
Union Pacific Corp.	3.2
Caterpillar, Inc.	3.1
The Boeing Co.	3.1
United Parcel Service, Inc. Class B	3.1
Honeywell International, Inc.	3.0
RTX Corp.	2.9
General Electric Co.	2.8
Deere & Co.	2.8
Automatic Data Processing, Inc.	2.3
Lockheed Martin Corp.	2.3
28.6

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

Annual Report	24

Fidelity® MSCI Information Technology Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Information Technology Index ETF – NAVA	23.86	20.16	19.95
Fidelity MSCI Information Technology Index ETF – Market PriceB	23.83	20.16	20.02
Fidelity MSCI Information Technology Index ETF Capped Linked IndexA	23.98	20.27	20.06
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Information Technology Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
25	Annual Report

Fidelity® MSCI Information Technology Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value returned 23.86% and its market price returned 23.83%, versus the 23.98% advance for the Fidelity MSCI Information Technology Index ETF Capped Linked Index and the 13.02% advance for the S&P 500® index. By subindustry, semiconductors gained approximately 54% and contributed most. Technology hardware, storage & peripherals, which gained about 21%, also helped, along with systems software, which advanced 23%. The application software subindustry rose 22%, semiconductor materials & equipment gained approximately 24%, and communications equipment advanced 13%. Other notable contributors included the IT consulting & other services (+6%), electronic manufacturing services (+23%), internet services & infrastructure (+10%), electronic components (+6%), electronic equipment & instruments (+3%), technology distributors (+8%), advertising (+36%), electrical components & equipment (+18%), and data processing & outsourced services (+8%) subindustries. In contrast, transaction & payment processing services returned roughly -4% and detracted most. Human resource & employment services (-12%) and data processing & outsourced services (-10%) also hurt. Other notable detractors included the hotels, resorts & cruise lines (-50%) and industrial machinery & supplies & components (-30%) subindustries. Turning to individual stocks, the top contributor was Nvidia (+153%), from the semiconductors category. Also in semiconductors, Broadcom (+73%) helped. In technology hardware, storage & peripherals, Apple gained about 21% and contributed. Microsoft (+21%), a stock in the systems software category, was another positive. Lastly, Adobe (+33%), a stock in the application software group, contributed. Conversely, the biggest individual detractor was Fidelity National Information Services (-45%), from the transaction & payment processing services category. Also, in transaction & payment processing services, PayPal Holdings (-28%) and Block (-21%) hurt. Enphase Energy (-47%), from the semiconductor materials & equipment category, also hurt. Lastly, Automatic Data Processing (-12%), a stock in the human resource & employment services industry, detracted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	26

Fidelity® MSCI Information Technology Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
Apple, Inc.	22.8
Microsoft Corp.	19.8
NVIDIA Corp.	4.5
Broadcom, Inc.	3.1
Adobe, Inc.	2.1
Salesforce, Inc.	1.9
Cisco Systems, Inc.	1.8
Accenture PLC Class A	1.7
Oracle Corp.	1.6
Advanced Micro Devices, Inc.	1.6
60.9

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

27	Annual Report

Fidelity® MSCI Materials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Materials Index ETF – NAVA	12.41	9.02	9.04
Fidelity MSCI Materials Index ETF – Market PriceB	12.30	9.01	8.91
Fidelity MSCI Materials Index ETF Capped Linked IndexA	12.52	9.09	9.10
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Materials Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	28

Fidelity® MSCI Materials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value gained 12.41%, versus 12.52% for the Fidelity MSCI Materials Index ETF Capped Linked Index. The ETF's market price gained 12.30% the past 12 months, while the S&P 500® index gained 13.02%. By subindustry, industrial gases, the second-largest weighting in the MSCI index, gained roughly 30% and contributed most. Steel, which gained 34%, also helped, as did copper, which advanced approximately 44%. The specialty chemicals subindustry rose 6%, construction materials gained about 33%, and commodity chemicals advanced 13%. In contrast, fertilizers & agricultural chemicals returned roughly -10% and detracted most. Paper & plastic packaging products & materials (-8%) and aluminum (-18%) also hurt. Turning to individual stocks, the top contributor was Linde (+17%), from the industrial gases industry. Also in industrial gases, Air Products & Chemicals rose about 26%, and in copper, Freeport-McMoRan gained roughly 44%. Lastly, Nucor (+29%), a stock in the steel group, also contributed. Conversely, the biggest individual detractor was International Flavors & Fragrance (-29%), from the specialty chemicals category. Also in specialty chemicals, Albemarle (-12%) hurt. Other notable detractors included Ball Corporation (-19%), a stock in the metal, glass & plastic containers industry, and Mosaic (-21%), from the fertilizers & agricultural chemicals group. Lastly, in paper & plastic packaging products & materials, Amcor returned about -17% and detracted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
29	Annual Report

Fidelity® MSCI Materials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
Linde PLC	15.4
The Sherwin-Williams Co.	5.5
Air Products & Chemicals, Inc.	5.4
Freeport-McMoRan, Inc.	5.1
Ecolab, Inc.	3.8
Nucor Corp.	3.5
Corteva, Inc.	3.2
Dow, Inc.	3.2
DuPont de Nemours, Inc.	2.9
Newmont Corp.	2.7
50.7

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

Annual Report	30

Fidelity® MSCI Real Estate Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Real Estate Index ETF – NAVA	-9.85	4.64	4.52
Fidelity MSCI Real Estate Index ETF – Market PriceB	-9.95	4.64	4.32
Fidelity MSCI Real Estate Index ETF Capped Linked IndexA	-9.76	4.77	4.61
S&P 500 IndexA	13.02	12.20	12.22
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 2, 2015.
B	From February 5, 2015, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Real Estate Index ETF – NAV on February 2, 2015, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Real Estate Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
31	Annual Report

Fidelity® MSCI Real Estate Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value returned -9.85%, versus -9.76% for the Fidelity MSCI Real Estate Index ETF Capped Linked Index. The ETF's market price returned -9.95% the past 12 months, whereas the S&P 500® index gained 13.02%. By industry, telecom tower REITs returned about -32% and detracted most, followed by office REITs, which returned -24%. The multi-family residential REITs category returned -13% and detracted as well. Exposure to self-storage REITs (-12%) also hurt. Stakes among health care (-9%) and broadline retail (-23%) REITs hampered the fund's relative result as well. Other notable detractors included single-family residential REITs (-7%) and diversified REITs (-13%). Allocations to real estate operating companies (-29%), real estate services (-4%), hotel & resort (0%), timber (-1%) and specialized REITs (-30%) also proved detrimental. Conversely, data center REITs advanced roughly 10% and contributed the most. Retail REITs stocks also helped, gaining approximately 2%, as did industrial REITs (-1%). Other notable contributors included the real estate development (+29%), diversified real estate activities (+25%) and other specialized (+1%) segments of the real estate market. Turning to individual stocks, the biggest detractor was American Tower (-27%), within the telecom tower REITs industry. Also among telecom tower REITs, stakes in Crown Castle (-37%) and SBA Communications (-34%) were problematic. In the self-storage REITs category, Extra Space Storage returned about -23% and hurt as well. Lastly, Realty Income (-13%), from the retail REITs category, was another negative. In contrast, the top individual contributor was Equinix (+17%), from the data center REITs industry. Among retail REITs, Simon Property Group increased roughly 23% and added value as well. In the other specialized REITs group, exposure to Iron Mountain proved advantageous by gaining roughly 33%. In real estate services, Zillow rose approximately 56% and further contributed. Lastly, Prologis (-2%), a stock in the industrial REITs industry, was another positive.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	32

Fidelity® MSCI Real Estate Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
Prologis, Inc.	8.6
American Tower Corp.	6.7
Equinix, Inc.	5.7
Crown Castle, Inc.	3.5
Public Storage	3.3
Welltower, Inc.	3.1
Simon Property Group, Inc.	3.1
Realty Income Corp.	3.0
Digital Realty Trust, Inc.	2.7
CoStar Group, Inc.	2.6
42.3

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

33	Annual Report

Fidelity® MSCI Utilities Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2023
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Utilities Index ETF – NAVA	-6.63	7.64	9.25
Fidelity MSCI Utilities Index ETF – Market PriceB	-6.64	7.64	9.15
Fidelity MSCI Utilities Index ETF Capped Linked IndexA	-6.55	7.74	9.38
S&P 500 IndexA	13.02	12.20	12.51
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Utilities Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	34

Fidelity® MSCI Utilities Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2023, the exchange-traded fund's net asset value returned -6.63%, versus -6.55% for the Fidelity MSCI Utilities Index ETF Capped Linked Index. The ETF's market price returned -6.64% the past 12 months, while the S&P 500® index gained 13.02%. By subindustry, multi-utilities returned -11% and detracted most from performance. Electric utilities (-4%) and gas utilities (-11%) also hurt. Other notable detractors included the renewable electricity (-24%) and water utilities (-7%) subindustries. In contrast, independent power producers & energy traders gained approximately 3% and contributed most. Turning to individual stocks, the biggest detractor was Dominion Energy (-32%), from the multi-utilities category. Within electric utilities, NextEra Energy (-11%), Duke Energy (-11%), American Electric Power (-11%) and Xcel Energy (-12%) also detracted. Conversely, the biggest individual contributor was PG&E (+62%), from the electric utilities category. Also in electric utilities, Constellation Energy (+48%), Edison International (+11%) and Pinnacle West Capital (+18%) helped boost the ETF’s result. Lastly, Vistra (+12%), from the independent power producers & energy traders group, also contributed.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
35	Annual Report

Fidelity® MSCI Utilities Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2023
% of fund's net assets
NextEra Energy, Inc.	13.4
The Southern Co.	7.1
Duke Energy Corp.	6.5
Sempra	4.2
Dominion Energy, Inc.	4.0
American Electric Power Co., Inc.	3.9
Exelon Corp.	3.8
Xcel Energy, Inc.	3.1
Consolidated Edison, Inc.	3.0
Constellation Energy Corp.	2.9
51.9

Industries as of July 31, 2023
* Includes short-term investments and net other assets.

Annual Report	36

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 9.9%
Alternative Carriers – 2.3%
Anterix, Inc. (a)	11,519	$ 323,338
Bandwidth, Inc. Class A (a)	20,677	313,257
Cogent Communications Holdings, Inc.	37,930	2,322,833
EchoStar Corp. Class A (a)	29,483	572,855
Globalstar, Inc. (a)	631,518	682,039
Iridium Communications, Inc.	78,433	4,121,654
Liberty Global PLC Class A (a)	142,352	2,643,477
Liberty Global PLC Class C (a)	224,819	4,442,424
Liberty Latin America Ltd. Class A (a)	31,731	266,540
Liberty Latin America Ltd. Class C (a)	134,600	1,119,872
Lumen Technologies, Inc.	878,465	1,572,452
		18,380,741
Integrated Telecommunication Services – 7.6%
AT&T, Inc.	1,752,314	25,443,599
ATN International, Inc.	9,599	348,828
Consolidated Communications Holdings, Inc. (a)	64,988	232,657
Frontier Communications Parent, Inc. (a)	160,659	2,925,600
IDT Corp. Class B (a)	15,550	368,846
Radius Global Infrastructure, Inc. Class A (a)	67,490	1,006,276
Verizon Communications, Inc.	891,630	30,386,751
		60,712,557
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		79,093,298
ENTERTAINMENT – 21.7%
Interactive Home Entertainment – 5.9%
Activision Blizzard, Inc. (a)	210,439	19,520,321
Electronic Arts, Inc.	85,388	11,642,654
Playstudios, Inc. (a)	77,040	379,807
ROBLOX Corp. Class A (a)	171,979	6,750,176
Take-Two Interactive Software, Inc. (a)	60,172	9,202,706
		47,495,664
Movies & Entertainment – 15.8%
AMC Entertainment Holdings, Inc. Class A (a)	452,424	2,248,547
Atlanta Braves Holdings, Inc. (a)	5,789	274,051
Atlanta Braves Holdings, Inc. Class C (a)	36,757	1,496,745
Cinemark Holdings, Inc. (a)	95,395	1,592,143
Endeavor Group Holdings, Inc. Class A (a)	139,887	3,301,333
IMAX Corp. (a)	37,646	693,063

	Shares	Value

Liberty Media Corp. Liberty Formula One Class C (a)	86,810	$ 6,302,406
Lions Gate Entertainment Corp. Class A (a)	54,552	418,959
Lions Gate Entertainment Corp. Class B (a)	107,819	789,235
Live Nation Entertainment, Inc. (a)	73,282	6,430,496
Madison Square Garden Entertainment Corp. (a)	26,923	937,997
Madison Square Garden Sports Corp.	13,493	2,870,636
Netflix, Inc. (a)	87,976	38,618,825
Roku, Inc. (a)	87,832	8,455,587
Sphere Entertainment Co. (a)	21,724	922,184
The Marcus Corp.	19,180	299,208
The Walt Disney Co. (a)	404,289	35,937,249
Vivid Seats, Inc. Class A (a)	32,501	270,733
Warner Bros Discovery, Inc. (a)	768,089	10,038,923
World Wrestling Entertainment, Inc. Class A	37,866	3,975,930
		125,874,250
TOTAL ENTERTAINMENT		173,369,914
INTERACTIVE MEDIA & SERVICES – 47.8%
Interactive Media & Services – 47.8%
Alphabet, Inc. Class A (a)	716,046	95,033,625
Alphabet, Inc. Class C (a)	590,793	78,640,456
Angi, Inc. (a)	68,524	265,188
Bumble, Inc. Class A (a)	83,840	1,552,717
Cargurus, Inc. (a)	77,923	1,765,735
Cars.com, Inc. (a)	54,796	1,249,897
Eventbrite, Inc. Class A (a)	71,422	822,067
IAC, Inc. (a)	68,869	4,793,282
Match Group, Inc. (a)	161,835	7,526,946
MediaAlpha, Inc. Class A (a)	23,144	234,680
Meta Platforms, Inc. Class A (a)	503,930	160,552,098
Nextdoor Holdings, Inc. (a)	95,976	298,485
Pinterest, Inc. Class A (a)	271,329	7,865,828
QuinStreet, Inc. (a)	44,564	395,728
Shutterstock, Inc.	21,869	1,125,160
Snap, Inc. Class A (a)	547,671	6,221,543
TripAdvisor, Inc. (a)	95,381	1,778,856
Vimeo, Inc. (a)	107,970	444,836
Yelp, Inc. (a)	57,623	2,595,916
Ziff Davis, Inc. (a)	41,308	2,995,656
ZipRecruiter, Inc. Class A (a)	39,534	732,170
ZoomInfo Technologies, Inc. (a)	195,626	5,002,157
TOTAL INTERACTIVE MEDIA & SERVICES		381,893,026
MEDIA – 17.2%
Advertising – 4.0%
Boston Omaha Corp. Class A (a)	20,737	404,786

See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MEDIA – continued
Advertising – continued
Clear Channel Outdoor Holdings, Inc. (a)	270,663	$ 487,193
Integral Ad Science Holding Corp. (a)	33,880	706,398
Magnite, Inc. (a)	117,672	1,780,377
Omnicom Group, Inc.	78,375	6,632,093
PubMatic, Inc. Class A (a)	34,195	683,558
Stagwell, Inc. (a)	80,317	538,927
TechTarget, Inc. (a)	23,745	771,238
The Interpublic Group of Cos., Inc.	167,608	5,737,222
The Trade Desk, Inc. Class A (a)	144,946	13,227,772
Thryv Holdings, Inc. (a)	28,724	680,759
		31,650,323
Broadcasting – 3.2%
AMC Networks, Inc. Class A (a)	23,365	294,866
Entravision Communications Corp. Class A	54,341	259,750
Fox Corp. Class A	167,284	5,595,650
Fox Corp. Class B	124,477	3,909,823
Gray Television, Inc.	70,803	670,504
iHeartMedia, Inc. Class A (a)	90,304	427,138
Nexstar Media Group, Inc.	28,064	5,240,110
Paramount Global Class B	318,373	5,103,519
Sinclair, Inc.	33,732	469,212
TEGNA, Inc.	185,512	3,135,153
The E.W. Scripps Co. Class A (a)	50,407	497,013
		25,602,738
Cable & Satellite – 8.5%
Altice USA, Inc. Class A (a)	189,517	642,463
Cable One, Inc.	3,976	2,878,385
Charter Communications, Inc. Class A (a)	31,796	12,883,421
Comcast Corp. Class A	780,560	35,328,146
DISH Network Corp. Class A (a)	217,748	1,726,742
Liberty Broadband Corp. Class C (a)	67,547	6,020,464
Liberty Media Corp. Liberty SiriusXM Class C (a)	143,033	4,552,740
Sirius XM Holdings, Inc.	679,577	3,465,843
WideOpenWest, Inc. (a)	44,990	370,718
		67,868,922
Publishing – 1.5%
John Wiley & Sons, Inc. Class A	38,459	1,316,452
News Corp. Class A	256,347	5,080,797
Scholastic Corp.	24,640	1,064,202

	Shares	Value

The New York Times Co. Class A	121,340	$ 4,945,818
		12,407,269
TOTAL MEDIA		137,529,252
WIRELESS TELECOMMUNICATION SERVICES – 3.1%
Wireless Telecommunication Services – 3.1%
GCI Liberty, Inc. (a)(b)	40,953	0
Gogo, Inc. (a)	55,732	839,881
Shenandoah Telecommunications Co.	41,617	776,989
Telephone & Data Systems, Inc.	87,173	699,128
T-Mobile US, Inc. (a)	159,066	21,914,523
United States Cellular Corp. (a)	13,526	239,546
TOTAL WIRELESS TELECOMMUNICATION SERVICES		24,470,067
TOTAL COMMON STOCKS (Cost $790,359,314)		796,355,557

Preferred Stock – 0.2%
	Principal Amount
COMMUNICATION SERVICES – 0.2%
Entertainment – 0.2%
AMC Entertainment Holdings, Inc. 0.000% (a)	$ 697,820	1,290,967
TOTAL PREFERRED STOCKS (Cost $2,825,605)		1,290,967

Money Market Fund – 0.1%
	Shares
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (c) (Cost $1,120,000)	1,120,000	1,120,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $794,304,919)		798,766,524
NET OTHER ASSETS (LIABILITIES) – 0.0%		88,970
NET ASSETS – 100.0%		$ 798,855,494

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	12	September 2023	$1,086,000	$50,173	$50,173
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 796,355,557	$ 796,355,557	$ —	$ —
Preferred Stocks	1,290,967	1,290,967	—	—
Money Market Funds	1,120,000	1,120,000	—	—
Total Investments in Securities:	$ 798,766,524	$ 798,766,524	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 50,173	$ 50,173	$ —	$ —
Total Assets	$ 50,173	$ 50,173	$ —	$ —
Total Derivative Instruments:	$ 50,173	$ 50,173	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$50,173	$0
Total Equity Risk	50,173	0
Total Value of Derivatives	$50,173	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AUTOMOBILE COMPONENTS – 2.4%
Automotive Parts & Equipment – 2.3%
Adient PLC (a)	27,549	$ 1,172,486
American Axle & Manufacturing Holdings, Inc. (a)	44,824	423,587
Aptiv PLC (a)	71,158	7,791,089
Autoliv, Inc.	22,255	2,246,197
BorgWarner, Inc.	62,655	2,913,458
Dana, Inc.	41,157	781,160
Dorman Products, Inc. (a)	8,104	686,328
Fox Factory Holding Corp. (a)	12,009	1,343,807
Garrett Motion, Inc. (a)	20,971	163,154
Gentex Corp.	64,212	2,156,239
Gentherm, Inc. (a)	10,355	618,918
LCI Industries	7,465	1,017,256
Lear Corp.	16,086	2,489,469
Luminar Technologies, Inc. (a)	76,120	563,288
Modine Manufacturing Co. (a)	17,618	661,732
Patrick Industries, Inc.	6,976	603,773
Phinia, Inc. (a)	12,495	354,483
QuantumScape Corp. (a)	86,830	1,155,707
Solid Power, Inc. (a)	83,647	239,230
Standard Motor Products, Inc.	7,785	297,154
Stoneridge, Inc. (a)	13,514	276,226
Visteon Corp. (a)	8,022	1,236,110
XPEL, Inc. (a)	6,751	548,384
		29,739,235
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)	80,521	1,294,777
TOTAL AUTOMOBILE COMPONENTS		31,034,012
AUTOMOBILES – 18.0%
Automobile Manufacturers – 17.9%
Canoo, Inc. (a)	244,684	157,870
Fisker, Inc. (a)	65,081	401,550
Ford Motor Co.	1,025,420	13,545,798
General Motors Co.	364,015	13,967,255
Lucid Group, Inc. (a)	254,854	1,939,439
Rivian Automotive, Inc. Class A (a)	173,959	4,808,227
Tesla, Inc. (a)	728,892	194,927,588
Thor Industries, Inc.	14,408	1,663,980
Winnebago Industries, Inc.	9,680	665,984
		232,077,691
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	38,587	1,489,844
TOTAL AUTOMOBILES		233,567,535
BROADLINE RETAIL – 24.9%
Broadline Retail – 24.9%
Amazon.com, Inc. (a)	2,199,618	294,044,934
Dillard's, Inc. Class A	1,377	472,366

	Shares	Value

eBay, Inc.	141,157	$ 6,282,898
Etsy, Inc. (a)	33,377	3,392,772
Kohl's Corp.	34,008	967,527
Macy's, Inc.	77,074	1,278,658
MercadoLibre, Inc. (a)	11,779	14,582,991
Nordstrom, Inc.	33,533	774,948
Ollie's Bargain Outlet Holdings, Inc. (a)	16,827	1,226,352
Qurate Retail, Inc. (a)	212,887	217,145
TOTAL BROADLINE RETAIL		323,240,591
DISTRIBUTORS – 1.1%
Distributors – 1.1%
Genuine Parts Co.	37,022	5,765,066
LKQ Corp.	71,150	3,898,308
Pool Corp.	10,428	4,012,069
TOTAL DISTRIBUTORS		13,675,443
DIVERSIFIED CONSUMER SERVICES – 1.2%
Education Services – 0.6%
2U, Inc. (a)	47,867	228,804
Adtalem Global Education, Inc. (a)	14,099	609,641
Bright Horizons Family Solutions, Inc. (a)	16,120	1,564,124
Chegg, Inc. (a)	42,166	427,142
Coursera, Inc. (a)	33,746	529,475
Duolingo, Inc. (a)	7,336	1,138,474
Graham Holdings Co. Class B	1,133	664,788
Grand Canyon Education, Inc. (a)	8,944	970,871
Laureate Education, Inc.	42,847	549,298
Perdoceo Education Corp. (a)	25,693	343,001
Strategic Education, Inc.	7,346	551,685
Stride, Inc. (a)	13,036	498,105
Udemy, Inc. (a)	28,336	334,648
		8,410,056
Specialized Consumer Services – 0.6%
ADT, Inc.	73,073	466,206
Carriage Services, Inc.	7,214	233,517
European Wax Center, Inc. Class A (a)	15,013	290,802
Frontdoor, Inc. (a)	24,368	850,931
H&R Block, Inc.	42,818	1,439,113
Mister Car Wash, Inc. (a)	35,668	354,183
OneSpaWorld Holdings Ltd. (a)	30,775	395,305
Rover Group, Inc. (a)	48,536	265,977
Service Corp. International	41,158	2,743,181
WW International, Inc. (a)	27,882	324,825
		7,364,040
TOTAL DIVERSIFIED CONSUMER SERVICES		15,774,096

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 20.9%
Casinos & Gaming – 2.2%
Accel Entertainment, Inc. (a)	26,562	$ 302,807
Bally's Corp. (a)	14,357	233,732
Boyd Gaming Corp.	21,284	1,454,123
Caesars Entertainment, Inc. (a)	57,962	3,420,917
Churchill Downs, Inc.	18,131	2,100,476
DraftKings, Inc. Class A (a)	105,701	3,359,178
Everi Holdings, Inc. (a)	29,657	440,110
Golden Entertainment, Inc. (a)	8,079	342,065
Las Vegas Sands Corp. (a)	90,607	5,419,205
Light & Wonder, Inc. (a)	25,163	1,768,959
MGM Resorts International	79,535	4,037,992
Monarch Casino & Resort, Inc.	5,217	361,642
Penn Entertainment, Inc. (a)	43,622	1,146,822
Red Rock Resorts, Inc. Class A	14,953	725,221
Wynn Resorts Ltd.	27,378	2,983,654
		28,096,903
Hotels, Resorts & Cruise Lines – 7.6%
Airbnb, Inc. Class A (a)	107,930	16,425,867
Bluegreen Vacations Holding Corp.	5,731	224,025
Booking Holdings, Inc. (a)	9,774	29,036,599
Carnival Corp. (a)	269,025	5,068,431
Choice Hotels International, Inc.	9,498	1,241,863
Expedia Group, Inc. (a)	39,277	4,812,611
Hilton Grand Vacations, Inc. (a)	22,617	1,051,690
Hilton Worldwide Holdings, Inc.	69,427	10,795,204
Hyatt Hotels Corp. Class A	13,177	1,664,914
Lindblad Expeditions Holdings, Inc. (a)	19,276	227,842
Marriott International, Inc. Class A	68,451	13,814,096
Marriott Vacations Worldwide Corp.	9,917	1,274,434
Membership Collective Group, Inc. (a)	22,484	134,229
Norwegian Cruise Line Holdings Ltd. (a)	116,308	2,566,918
Playa Hotels & Resorts N.V. (a)	39,924	325,780
Royal Caribbean Cruises Ltd. (a)	60,696	6,622,541
Sabre Corp. (a)	105,095	430,890
Target Hospitality Corp. (a)	15,671	200,119
Travel + Leisure Co.	22,582	919,765
Wyndham Hotels & Resorts, Inc.	23,832	1,856,989
		98,694,807
Leisure Facilities – 0.5%
Bowlero Corp. (a)	18,817	228,250
Life Time Group Holdings, Inc. (a)	17,808	322,147
Planet Fitness, Inc. Class A (a)	23,538	1,589,757
SeaWorld Entertainment, Inc. (a)	11,741	650,099
Six Flags Entertainment Corp. (a)	22,267	532,181
Vail Resorts, Inc.	10,850	2,555,066

	Shares	Value

Xponential Fitness, Inc. Class A (a)	9,899	$ 209,067
		6,086,567
Restaurants – 10.6%
Aramark	63,204	2,551,546
BJ's Restaurants, Inc. (a)	9,244	348,129
Bloomin' Brands, Inc.	26,544	713,237
Brinker International, Inc. (a)	13,978	549,056
Chipotle Mexican Grill, Inc. (a)	7,193	14,114,680
Chuys Holdings, Inc. (a)	7,329	304,813
Cracker Barrel Old Country Store, Inc.	6,069	565,631
Darden Restaurants, Inc.	31,896	5,387,872
Dave & Buster's Entertainment, Inc. (a)	13,604	623,063
Denny's Corp. (a)	23,500	276,360
Dine Brands Global, Inc.	5,370	323,918
Domino's Pizza, Inc.	9,487	3,763,872
DoorDash, Inc. Class A (a)	67,386	6,117,975
Dutch Bros, Inc. Class A (a)	13,028	403,998
El Pollo Loco Holdings, Inc.	15,835	168,643
First Watch Restaurant Group, Inc. (a)	10,271	191,451
Jack in the Box, Inc.	6,431	639,306
Krispy Kreme, Inc.	24,201	372,695
Kura Sushi USA. Inc. Class A (a)	2,901	288,679
McDonald's Corp.	176,687	51,804,628
Papa John's International, Inc.	10,351	856,028
Portillo's, Inc. Class A (a)	16,786	386,917
RCI Hospitality Holdings, Inc.	3,522	245,660
Shake Shack, Inc. Class A (a)	11,192	869,171
Starbucks Corp.	298,232	30,291,424
Sweetgreen, Inc. Class A (a)	34,836	524,979
Texas Roadhouse, Inc.	18,229	2,033,445
The Cheesecake Factory, Inc.	15,652	575,681
The Wendy's Co.	50,968	1,095,302
Wingstop, Inc.	8,241	1,389,268
Yum! Brands, Inc.	73,158	10,071,662
		137,849,089
TOTAL HOTELS, RESTAURANTS & LEISURE		270,727,366
HOUSEHOLD DURABLES – 4.9%
Consumer Electronics – 0.4%
Garmin Ltd.	40,565	4,295,428
GoPro, Inc. Class A (a)	58,617	239,743
Snap One Holdings Corp. (a)	16,528	160,983
Sonos, Inc. (a)	37,993	651,200
Vizio Holding Corp. Class A (a)	32,745	243,950
		5,591,304
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	9,662	304,063
La-Z-Boy, Inc.	14,848	465,782
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Home Furnishings – continued
Leggett & Platt, Inc.	37,548	$ 1,098,654
Mohawk Industries, Inc. (a)	15,052	1,600,630
Tempur Sealy International, Inc.	47,189	2,106,045
The Lovesac Co. (a)	8,272	242,204
		5,817,378
Homebuilding – 3.6%
Beazer Homes USA, Inc. (a)	12,130	407,932
Cavco Industries, Inc. (a)	2,394	707,786
Century Communities, Inc.	8,972	692,818
D.R. Horton, Inc.	82,156	10,435,455
Dream Finders Homes, Inc. Class A (a)	11,887	303,118
Green Brick Partners, Inc. (a)	9,111	514,954
Installed Building Products, Inc.	7,154	1,058,935
KB Home	21,470	1,158,736
Legacy Housing Corp. (a)	7,678	182,122
Lennar Corp. Class A	66,505	8,434,829
LGI Homes, Inc. (a)	6,308	875,235
M.D.C. Holdings, Inc.	15,639	801,968
M/I Homes, Inc. (a)	8,228	822,800
Meritage Homes Corp.	10,345	1,540,888
NVR, Inc. (a)	859	5,417,232
PulteGroup, Inc.	59,471	5,018,758
Skyline Champion Corp. (a)	15,532	1,081,959
Taylor Morrison Home Corp. (a)	29,086	1,408,344
Toll Brothers, Inc.	30,167	2,423,315
TopBuild Corp. (a)	8,741	2,394,422
Tri Pointe Homes, Inc. (a)	29,677	946,103
		46,627,709
Household Appliances – 0.3%
Cricut, Inc. Class A	22,158	262,794
Helen of Troy Ltd. (a)	7,253	1,024,849
iRobot Corp. (a)	9,964	398,560
Traeger, Inc. (a)	44,251	197,359
Whirlpool Corp.	14,952	2,156,976
		4,040,538
Housewares & Specialties – 0.1%
Newell Brands, Inc.	113,479	1,266,426
TOTAL HOUSEHOLD DURABLES		63,343,355
LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.	10,968	654,022
Brunswick Corp.	19,767	1,706,090
Clarus Corp.	4,990	44,411
Funko, Inc. Class A (a)	16,751	136,688
Hasbro, Inc.	35,731	2,306,793
Johnson Outdoors, Inc. Class A	3,185	188,297
Malibu Boats, Inc. Class A (a)	7,200	431,640

	Shares	Value

MasterCraft Boat Holdings, Inc. (a)	8,026	$ 245,997
Mattel, Inc. (a)	97,017	2,066,462
Peloton Interactive, Inc. Class A (a)	94,606	918,624
Polaris, Inc.	14,965	2,032,846
Smith & Wesson Brands, Inc.	20,354	259,106
Sturm Ruger & Co., Inc.	6,443	341,157
Topgolf Callaway Brands Corp. (a)	44,519	889,044
Vista Outdoor, Inc. (a)	18,237	552,581
YETI Holdings, Inc. (a)	24,996	1,064,830
TOTAL LEISURE PRODUCTS		13,838,588
SPECIALTY RETAIL – 19.9%
Apparel Retail – 3.6%
Abercrombie & Fitch Co. Class A (a)	17,194	681,054
American Eagle Outfitters, Inc.	56,437	792,940
Boot Barn Holdings, Inc. (a)	9,285	871,861
Burlington Stores, Inc. (a)	17,397	3,090,055
Caleres, Inc.	13,668	369,583
Chico's FAS, Inc. (a)	53,195	324,489
Designer Brands, Inc. Class A	26,339	262,073
Foot Locker, Inc.	25,119	674,947
Genesco, Inc. (a)	6,493	183,167
Guess?, Inc.	13,584	285,128
Revolve Group, Inc. (a)	16,718	329,679
Ross Stores, Inc.	89,404	10,249,275
Shoe Carnival, Inc.	8,801	234,195
Stitch Fix, Inc. Class A (a)	51,540	263,369
The Buckle, Inc.	10,991	401,831
The Children's Place, Inc. (a)	7,475	235,014
The Gap, Inc.	65,439	674,022
The TJX Cos., Inc.	299,415	25,908,380
Urban Outfitters, Inc. (a)	18,126	659,243
Victoria's Secret & Co. (a)	22,242	455,739
Zumiez, Inc. (a)	10,567	199,294
		47,145,338
Automotive Retail – 3.5%
Advance Auto Parts, Inc.	16,232	1,207,498
America's Car-Mart, Inc. (a)	2,747	327,223
Arko Corp.	27,395	228,474
Asbury Automotive Group, Inc. (a)	5,547	1,251,403
AutoNation, Inc. (a)	9,255	1,489,870
AutoZone, Inc. (a)	4,795	11,899,847
Camping World Holdings, Inc. Class A	14,783	473,499
CarMax, Inc. (a)	42,300	3,494,403
Carvana Co. (a)	32,248	1,481,796
EVgo, Inc. (a)	51,938	226,969
Group 1 Automotive, Inc.	3,957	1,023,003
Lithia Motors, Inc.	7,556	2,346,365
Monro, Inc.	10,404	381,307
Murphy USA, Inc.	5,721	1,756,519

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
O'Reilly Automotive, Inc. (a)	16,026	$ 14,836,711
Penske Automotive Group, Inc.	7,205	1,163,031
Sonic Automotive, Inc. Class A	6,469	309,800
Valvoline, Inc.	36,141	1,372,274
		45,269,992
Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	52,189	4,334,297
GameStop Corp. Class A (a)	71,585	1,589,187
Upbound Group, Inc.	15,461	535,414
		6,458,898
Home Improvement Retail – 9.6%
Floor & Decor Holdings, Inc. Class A (a)	27,306	3,136,094
Lowe's Cos., Inc.	154,728	36,248,129
The Home Depot, Inc.	254,214	84,866,802
		124,251,025
Homefurnishing Retail – 0.6%
Arhaus, Inc. (a)	20,036	229,612
Haverty Furniture Cos., Inc.	7,336	261,162
Overstock.com, Inc. (a)	17,364	633,265
RH (a)	4,795	1,861,275
Sleep Number Corp. (a)	11,016	305,033
The Aaron's Co., Inc.	16,356	258,752
Wayfair, Inc. Class A (a)	22,636	1,762,665
Williams-Sonoma, Inc.	17,865	2,476,804
		7,788,568
Other Specialty Retail – 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	18,185	157,846
Academy Sports & Outdoors, Inc.	21,798	1,303,302
Bath & Body Works, Inc.	58,944	2,184,465
Chewy, Inc. Class A (a)	28,671	971,947
Dick's Sporting Goods, Inc.	16,846	2,375,286
Five Below, Inc. (a)	14,930	3,110,516
Franchise Group, Inc.	9,413	280,131
Hibbett, Inc.	5,436	252,230
Leslie's, Inc. (a)	55,226	351,790
MarineMax, Inc. (a)	9,290	374,666
National Vision Holdings, Inc. (a)	24,562	531,276
Petco Health & Wellness Co., Inc. (a)	34,216	279,203
PetMed Express, Inc.	12,393	181,557
Sally Beauty Holdings, Inc. (a)	36,998	442,866
Signet Jewelers Ltd.	12,563	1,011,196
The ODP Corp. (a)	11,804	588,784
Tractor Supply Co.	28,864	6,465,247
Ulta Beauty, Inc. (a)	13,189	5,866,467
Warby Parker, Inc. Class A (a)	27,729	414,271

	Shares	Value

Winmark Corp.	1,063	$ 386,358
		27,529,404
TOTAL SPECIALTY RETAIL		258,443,225
TEXTILES, APPAREL & LUXURY GOODS – 5.4%
Apparel, Accessories & Luxury Goods – 2.0%
Capri Holdings Ltd. (a)	35,089	1,295,135
Carter's, Inc.	11,408	855,714
Columbia Sportswear Co.	10,993	864,160
Figs, Inc. Class A (a)	5,394	39,700
G-III Apparel Group Ltd. (a)	17,037	352,836
Hanesbrands, Inc.	115,710	609,792
Kontoor Brands, Inc.	15,470	655,309
Levi Strauss & Co. Class A	32,149	484,485
Lululemon Athletica, Inc. (a)	30,287	11,464,538
Movado Group, Inc.	8,027	230,375
Oxford Industries, Inc.	5,069	546,692
PVH Corp.	17,410	1,560,632
Ralph Lauren Corp.	11,564	1,518,700
Tapestry, Inc.	63,408	2,736,055
Under Armour, Inc. Class A (a)	62,794	506,120
Under Armour, Inc. Class C (a)	63,456	470,844
VF Corp.	90,767	1,798,094
		25,989,181
Footwear – 3.4%
Crocs, Inc. (a)	16,899	1,831,007
Deckers Outdoor Corp. (a)	7,043	3,829,209
NIKE, Inc. Class B	319,539	35,273,910
Skechers U.S.A., Inc. Class A (a)	36,731	2,041,509
Steven Madden Ltd.	21,969	733,325
Wolverine World Wide, Inc.	27,493	348,336
		44,057,296
TOTAL TEXTILES, APPAREL & LUXURY GOODS		70,046,477
TOTAL COMMON STOCKS (Cost $1,187,294,449)		1,293,690,688
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $1,940,000)	1,940,000	1,940,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,189,234,449)		1,295,630,688
NET OTHER ASSETS (LIABILITIES) – 0.0%		511,757
NET ASSETS – 100.0%		$1,296,142,445

See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	10	September 2023	1,766,600	$ 93,127	$ 93,127
CME E-mini Russell 2000 Index Contracts (United States)	3	September 2023	302,040	12,534	12,534
Total Equity Index Contracts					$ 105,661
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,293,690,688	$ 1,293,690,688	$ —	$ —
Money Market Funds	1,940,000	1,940,000	—	—
Total Investments in Securities:	$ 1,295,630,688	$ 1,295,630,688	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 105,661	$ 105,661	$ —	$ —
Total Assets	$ 105,661	$ 105,661	$ —	$ —
Total Derivative Instruments:	$ 105,661	$ 105,661	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$105,661	$0
Total Equity Risk	105,661	0
Total Value of Derivatives	$105,661	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 24.2%
Brewers – 0.8%
Molson Coors Beverage Co. Class B	100,061	$6,981,256
The Boston Beer Co., Inc. Class A (a)	7,210	2,678,082
		9,659,338
Distillers & Vintners – 2.8%
Brown-Forman Corp. Class B	153,681	10,849,879
Constellation Brands, Inc. Class A	78,464	21,404,979
MGP Ingredients, Inc.	15,394	1,755,070
The Duckhorn Portfolio, Inc. (a)	74,727	940,066
		34,949,994
Soft Drinks & Non-alcoholic Beverages – 20.6%
Celsius Holdings, Inc. (a)	25,954	3,755,544
Coca-Cola Consolidated, Inc.	3,639	2,304,979
Keurig Dr Pepper, Inc.	395,802	13,461,226
Monster Beverage Corp. (a)	367,843	21,147,294
National Beverage Corp. (a)	28,242	1,492,590
PepsiCo, Inc.	571,965	107,220,559
The Coca-Cola Co.	1,703,577	105,502,523
The Vita Coco Co., Inc. (a)	26,491	699,892
		255,584,607
TOTAL BEVERAGES		300,193,939
CONSUMER STAPLES DISTRIBUTION & RETAIL – 25.8%
Consumer Staples Merchandise Retail – 19.9%
BJ's Wholesale Club Holdings, Inc. (a)	73,274	4,858,799
Costco Wholesale Corp.	181,196	101,591,161
Dollar General Corp.	64,703	10,925,749
Dollar Tree, Inc. (a)	54,098	8,348,944
PriceSmart, Inc.	24,564	1,909,360
Target Corp.	159,108	21,713,469
Walmart, Inc.	606,304	96,923,757
		246,271,239
Drug Retail – 0.9%
Walgreens Boots Alliance, Inc.	358,781	10,752,667
Food Distributors – 2.7%
Performance Food Group Co. (a)	86,276	5,155,854
SpartanNash Co.	47,355	1,062,646
Sysco Corp.	240,501	18,352,631
The Andersons, Inc.	37,500	1,830,750
The Chefs' Warehouse, Inc. (a)	43,622	1,585,224
United Natural Foods, Inc. (a)	51,090	1,062,672
US Foods Holding Corp. (a)	116,055	4,959,030
		34,008,807
Food Retail – 2.3%
Albertsons Cos., Inc. Class A	5,377	116,842
Casey's General Stores, Inc.	20,757	5,244,464
Grocery Outlet Holding Corp. (a)	71,951	2,406,761
Ingles Markets, Inc. Class A	17,606	1,492,989

	Shares	Value

Sprouts Farmers Market, Inc. (a)	71,822	$ 2,819,014
The Kroger Co.	324,582	15,787,668
Weis Markets, Inc.	20,395	1,353,004
		29,220,742
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		320,253,455
FOOD PRODUCTS – 19.2%
Agricultural Products & Services – 3.4%
Archer-Daniels-Midland Co.	257,912	21,912,203
Bunge Ltd.	77,551	8,427,467
Darling Ingredients, Inc. (a)	85,996	5,955,223
Fresh Del Monte Produce, Inc.	52,158	1,386,360
Ingredion, Inc.	37,845	4,210,635
		41,891,888
Packaged Foods & Meats – 15.8%
B&G Foods, Inc.	99,531	1,319,781
Beyond Meat, Inc. (a)	90,079	1,549,359
Calavo Growers, Inc.	30,244	1,141,106
Cal-Maine Foods, Inc.	36,871	1,703,071
Campbell Soup Co.	104,893	4,806,197
Conagra Brands, Inc.	239,907	7,871,349
Flowers Foods, Inc.	126,065	3,115,066
Freshpet, Inc. (a)	35,929	2,642,219
General Mills, Inc.	274,199	20,493,633
Hormel Foods Corp.	158,576	6,482,587
Hostess Brands, Inc. (a)	95,896	2,305,340
J&J Snack Foods Corp.	12,749	2,043,920
John B Sanfilippo & Son, Inc.	12,275	1,336,870
Kellogg Co.	135,806	9,084,063
Lamb Weston Holdings, Inc.	73,486	7,615,354
Lancaster Colony Corp.	13,125	2,528,269
McCormick & Co., Inc. (non-vtg.)	123,008	11,006,756
Mission Produce, Inc. (a)	76,145	884,805
Mondelez International, Inc. Class A	623,844	46,245,556
Pilgrim's Pride Corp. (a)	56,235	1,392,941
Post Holdings, Inc. (a)	34,567	2,948,565
Seaboard Corp.	372	1,341,060
Seneca Foods Corp. Class A (a)	9,731	375,276
Sovos Brands, Inc. (a)	57,532	1,024,070
The Hain Celestial Group, Inc. (a)	84,258	1,067,549
The Hershey Co.	69,551	16,087,842
The JM Smucker Co.	53,963	8,129,526
The Kraft Heinz Co.	374,909	13,564,208
The Simply Good Foods Co. (a)	67,109	2,597,789
Tootsie Roll Industries, Inc.	29,333	1,022,548
TreeHouse Foods, Inc. (a)	41,018	2,116,939
Tyson Foods, Inc. Class A	146,742	8,176,464
Utz Brands, Inc.	86,344	1,446,262
Vital Farms, Inc. (a)	38,569	451,257

See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Westrock Coffee Co. (a)	40,687	$ 451,422
		196,369,019
TOTAL FOOD PRODUCTS		238,260,907
HOUSEHOLD PRODUCTS – 19.1%
Household Products – 19.1%
Central Garden and Pet Co. (a)	17,135	693,625
Central Garden and Pet Co. Class A (a)	43,791	1,673,692
Church & Dwight Co., Inc.	119,296	11,413,048
Colgate-Palmolive Co.	366,404	27,941,969
Energizer Holdings, Inc.	57,047	2,036,578
Kimberly-Clark Corp.	157,842	20,377,402
Reynolds Consumer Products, Inc.	61,091	1,690,999
Spectrum Brands Holdings, Inc.	31,230	2,448,744
The Clorox Co.	61,014	9,242,401
The Procter & Gamble Co.	1,000,972	156,451,924
WD-40 Co.	10,923	2,506,828
TOTAL HOUSEHOLD PRODUCTS		236,477,210
PERSONAL CARE PRODUCTS – 3.3%
Personal Care Products – 3.3%
BellRing Brands, Inc. (a)	86,170	3,097,811
Coty, Inc. Class A (a)	254,743	3,067,106
Edgewell Personal Care Co.	43,082	1,697,862
elf Beauty, Inc. (a)	33,048	3,857,362
Herbalife Ltd. (a)	96,921	1,573,997
Inter Parfums, Inc.	15,591	2,331,790
Medifast, Inc.	12,766	1,300,728
Nu Skin Enterprises, Inc. Class A	45,999	1,351,910
Olaplex Holdings, Inc. (a)	32,427	116,737

	Shares	Value

The Beauty Health Co. (a)	126,209	$ 1,046,273
The Estee Lauder Cos., Inc. Class A	108,624	19,552,320
USANA Health Sciences, Inc. (a)	19,603	1,272,431
TOTAL PERSONAL CARE PRODUCTS		40,266,327
TOBACCO – 8.1%
Tobacco – 8.1%
Altria Group, Inc.	822,115	37,340,463
Philip Morris International, Inc.	591,197	58,954,165
Turning Point Brands, Inc.	28,694	684,352
Universal Corp.	28,484	1,440,436
Vector Group Ltd.	140,347	1,841,353
TOTAL TOBACCO		100,260,769
TOTAL COMMON STOCKS (Cost $1,104,758,772)		1,235,712,607
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $2,080,000)	2,080,000	2,080,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,106,838,772)		1,237,792,607
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,525,981
NET ASSETS – 100.0%		$1,239,318,588

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	43	September 2023	3,294,660	$ 50,337	$ 50,337
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2023	100,680	1,603	1,603
Total Equity Index Contracts					$ 51,940
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,235,712,607	$ 1,235,712,607	$ —	$ —
Money Market Funds	2,080,000	2,080,000	—	—
Total Investments in Securities:	$ 1,237,792,607	$ 1,237,792,607	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 51,940	$ 51,940	$ —	$ —
Total Assets	$ 51,940	$ 51,940	$ —	$ —
Total Derivative Instruments:	$ 51,940	$ 51,940	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$51,940	$0
Total Equity Risk	51,940	0
Total Value of Derivatives	$51,940	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 12.0%
Oil & Gas Drilling – 1.4%
Diamond Offshore Drilling, Inc. (a)	90,939	$ 1,439,564
Helmerich & Payne, Inc.	87,527	3,918,584
Nabors Industries Ltd. (a)	7,678	940,478
Noble Corp. PLC (a)	83,254	4,351,687
Patterson-UTI Energy, Inc.	178,604	2,829,087
Transocean Ltd. (a)	571,630	5,030,344
Valaris Ltd. (a)	52,688	4,046,439
		22,556,183
Oil & Gas Equipment & Services – 10.6%
Archrock, Inc.	122,030	1,422,870
Baker Hughes Co.	827,272	29,608,065
Bristow Group, Inc. (a)	8,894	273,668
Cactus, Inc. Class A	53,268	2,704,949
ChampionX Corp.	165,372	5,887,243
Core Laboratories, Inc.	42,050	1,092,879
DMC Global, Inc. (a)	20,208	381,123
Dril-Quip, Inc. (a)	31,435	813,852
Expro Group Holdings N.V. (a)	77,829	1,727,025
Halliburton Co.	738,198	28,848,778
Helix Energy Solutions Group, Inc. (a)	130,156	1,249,498
Liberty Energy, Inc.	137,653	2,267,145
NexTier Oilfield Solitions, Inc. (a)	165,688	1,975,001
NOV, Inc.	322,415	6,474,093
Oceaneering International, Inc. (a)	85,061	1,909,619
Oil States International, Inc. (a)	57,890	465,436
ProFrac Holding Corp. Class A (a)	17,549	225,856
ProPetro Holding Corp. (a)	74,383	776,559
RPC, Inc.	74,110	616,595
Schlumberger N.V.	1,160,483	67,702,578
Select Energy Services, Inc. Class A	70,762	595,108
TechnipFMC PLC (a)	360,987	6,620,502
TETRA Technologies, Inc. (a)	119,165	535,051
Tidewater, Inc. (a)	11,696	738,135
US Silica Holdings, Inc. (a)	67,699	880,764
Weatherford International PLC (a)	57,630	4,789,053
		170,581,445
TOTAL ENERGY EQUIPMENT & SERVICES		193,137,628
OIL, GAS & CONSUMABLE FUELS – 87.8%
Coal & Consumable Fuels – 0.4%
Centrus Energy Corp. Class A (a)	11,241	422,662
CONSOL Energy, Inc.	28,659	2,135,669
Enviva, Inc.	30,898	416,196
Peabody Energy Corp.	107,487	2,412,008
Uranium Energy Corp. (a)	300,168	1,080,605
		6,467,140
Integrated Oil & Gas – 38.0%
Chevron Corp.	1,450,325	237,360,190

	Shares	Value

Exxon Mobil Corp.	3,045,509	$ 326,600,385
Occidental Petroleum Corp.	746,249	47,110,699
		611,071,274
Oil & Gas Exploration & Production – 29.3%
Antero Resources Corp. (a)	227,454	6,084,395
APA Corp.	298,941	12,104,121
Berry Corp.	59,551	464,498
California Resources Corp.	44,257	2,361,111
Callon Petroleum Co. (a)	48,908	1,836,984
Chesapeake Energy Corp.	93,850	7,915,309
Chord Energy Corp.	34,643	5,433,408
Civitas Resources, Inc.	45,680	3,419,605
CNX Resources Corp. (a)	172,602	3,521,081
Comstock Resources, Inc.	115,606	1,473,977
ConocoPhillips	959,861	112,994,837
Coterra Energy, Inc.	639,628	17,615,355
Crescent Energy Co. Class A	38,526	457,304
Denbury, Inc. (a)	41,080	3,611,343
Devon Energy Corp.	534,631	28,870,074
Diamondback Energy, Inc.	140,946	20,764,165
Earthstone Energy, Inc. Class A (a)	45,043	719,787
EOG Resources, Inc.	480,287	63,652,436
EQT Corp.	294,952	12,441,075
Gulfport Energy Corp. (a)	11,008	1,127,770
Hess Corp.	225,882	34,273,076
Kimbell Royalty Partners LP	49,963	789,915
Kosmos Energy Ltd. (a)	380,672	2,702,771
Laredo Petroleum, Inc. (a)	14,176	748,209
Magnolia Oil & Gas Corp. Class A	150,698	3,337,961
Marathon Oil Corp.	623,471	16,378,583
Matador Resources Co.	96,210	5,352,162
Murphy Oil Corp.	124,643	5,393,303
Northern Oil and Gas, Inc.	60,328	2,375,113
Ovintiv, Inc.	208,758	9,621,656
PDC Energy, Inc.	78,563	5,962,146
Permian Resources Corp.	208,334	2,435,424
Pioneer Natural Resources Co.	191,019	43,107,258
Range Resources Corp.	213,683	6,716,057
Riley Exploration Permian, Inc.	5,568	208,522
SandRidge Energy, Inc.	26,313	449,426
SilverBow Resources, Inc. (a)	13,657	489,057
Sitio Royalties Corp. Class A	63,607	1,739,015
SM Energy Co.	100,542	3,648,669
Southwestern Energy Co. (a)	904,719	5,862,579
Talos Energy, Inc. (a)	94,297	1,508,752
Tellurian, Inc. (a)	453,958	780,808
Texas Pacific Land Corp.	5,056	7,615,853
VAALCO Energy, Inc.	104,521	465,118
Viper Energy Partners LP	55,325	1,500,414
Vitesse Energy, Inc.	19,743	497,326

See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
W&T Offshore, Inc. (a)	98,311	$ 430,602
		471,258,410
Oil & Gas Refining & Marketing – 10.3%
Clean Energy Fuels Corp. (a)	159,217	784,940
CVR Energy, Inc.	28,350	1,041,579
Delek US Holdings, Inc.	58,968	1,626,927
Green Plains, Inc. (a)	37,085	1,316,888
HF Sinclair Corp.	132,694	6,912,030
Marathon Petroleum Corp.	447,840	59,571,677
Par Pacific Holdings, Inc. (a)	48,171	1,516,423
PBF Energy, Inc. Class A	95,327	4,522,313
Phillips 66	385,520	43,004,756
REX American Resources Corp. (a)	16,239	601,168
Valero Energy Corp.	324,940	41,888,015
Vertex Energy, Inc. (a)	64,230	338,492
World Kinect Corp.	53,012	1,194,891
		164,320,099
Oil & Gas Storage & Transportation – 9.8%
Antero Midstream Corp.	275,714	3,292,025
Cheniere Energy, Inc.	199,040	32,216,614
Dorian LPG Ltd.	31,028	922,773
DT Midstream, Inc.	79,856	4,273,893
EnLink Midstream LLC (a)	221,050	2,564,180
Equitrans Midstream Corp.	357,928	3,711,713
Excelerate Energy, Inc. Class A	18,606	394,819
Hess Midstream LP Class A	48,166	1,502,298
International Seaways, Inc.	34,600	1,483,994
Kinder Morgan, Inc.	1,653,887	29,290,339

	Shares	Value

Kinetik Holdings, Inc.	17,205	$ 619,380
New Fortress Energy, Inc.	50,933	1,454,137
NextDecade Corp. (a)	60,022	334,323
ONEOK, Inc.	365,843	24,526,115
Plains GP Holdings LP Class A (a)	162,312	2,546,675
Targa Resources Corp.	175,895	14,421,631
The Williams Cos., Inc.	996,067	34,314,508
		157,869,417
TOTAL OIL, GAS & CONSUMABLE FUELS		1,410,986,340
TOTAL COMMON STOCKS (Cost $1,131,681,831)		1,604,123,968
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $2,130,000)	2,130,000	2,130,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,133,811,831)		1,606,253,968
NET OTHER ASSETS (LIABILITIES) – 0.0%		787,551
NET ASSETS – 100.0%		$1,607,041,519

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	29	September 2023	$2,671,770	$172,921	$172,921
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,604,123,968	$ 1,604,123,968	$ —	$ —
Money Market Funds	2,130,000	2,130,000	—	—
Total Investments in Securities:	$ 1,606,253,968	$ 1,606,253,968	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 172,921	$ 172,921	$ —	$ —
Total Assets	$ 172,921	$ 172,921	$ —	$ —
Total Derivative Instruments:	$ 172,921	$ 172,921	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$172,921	$0
Total Equity Risk	172,921	0
Total Value of Derivatives	$172,921	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Fidelity® MSCI Financials Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BANKS – 27.0%
Diversified Banks – 19.6%
Bank of America Corp.	1,783,112	$ 57,059,584
Citigroup, Inc.	482,033	22,973,693
Comerica, Inc.	32,863	1,773,287
Fifth Third Bancorp	168,711	4,909,490
First Citizens BancShares, Inc. Class A	2,667	3,817,277
JPMorgan Chase & Co.	726,053	114,687,332
KeyCorp	230,938	2,842,847
The PNC Financial Services Group, Inc.	98,750	13,517,888
US Bancorp	379,394	15,054,354
Wells Fargo & Co.	932,057	43,023,751
		279,659,503
Regional Banks – 7.4%
1st Source Corp.	4,686	219,773
Amalgamated Financial Corp.	4,256	84,950
Amerant Bancorp, Inc.	6,050	119,911
Ameris Bancorp	16,583	723,848
Arrow Financial Corp.	4,902	98,628
Associated Banc-Corp.	37,715	714,699
Atlantic Union Bankshares Corp.	18,652	596,491
Axos Financial, Inc. (a)	13,255	622,985
Banc of California, Inc.	14,257	202,592
Bancfirst Corp.	5,385	537,962
Bank First Corp.	2,108	186,263
Bank of Hawaii Corp.	9,861	563,359
Bank of Marin Bancorp	4,148	87,025
Bank OZK	27,973	1,223,259
BankUnited, Inc.	18,575	554,278
Banner Corp.	8,650	411,827
Bar Harbor Bankshares	4,128	112,736
Berkshire Hills Bancorp, Inc.	11,229	256,133
BOK Financial Corp.	7,463	664,804
Brookline Bancorp, Inc.	17,341	185,202
Business First Bancshares, Inc.	6,787	138,794
Byline Bancorp, Inc.	6,296	138,197
Cadence Bank	45,034	1,128,102
Cambridge Bancorp	2,000	123,080
Camden National Corp.	4,034	139,496
Capital City Bank Group, Inc.	3,267	105,949
Capitol Federal Financial, Inc.	33,734	223,656
Cathay General Bancorp	17,504	665,852
Central Pacific Financial Corp.	5,914	107,871
Citizens Financial Group, Inc.	120,886	3,899,782
City Holding Co.	3,499	346,086
Coastal Financial Corp. (a)	2,748	124,127
Columbia Banking System, Inc.	51,588	1,152,992
Columbia Financial, Inc. (a)	8,032	140,399
Commerce Bancshares, Inc.	29,450	1,566,151

	Shares	Value

Community Bank System, Inc.	13,327	$ 717,392
Community Trust Bancorp, Inc.	3,872	148,607
ConnectOne Bancorp, Inc.	9,888	202,407
CrossFirst Bankshares, Inc. (a)	10,803	126,071
Cullen/Frost Bankers, Inc.	15,009	1,629,677
Customers Bancorp, Inc. (a)	7,325	307,504
CVB Financial Corp.	34,497	650,958
Dime Community Bancshares, Inc.	9,001	201,622
Eagle Bancorp, Inc.	7,989	221,295
East West Bancorp, Inc.	35,167	2,187,739
Eastern Bankshares, Inc.	39,921	563,685
Enterprise Financial Services Corp.	9,276	380,316
Equity Bancshares, Inc. Class A	3,736	101,470
Farmers National Banc Corp.	10,065	138,394
FB Financial Corp.	9,126	323,243
First Bancorp	9,847	325,739
First BanCorp	44,484	660,587
First Busey Corp.	13,146	284,742
First Commonwealth Financial Corp.	25,003	361,043
First Community Bankshares, Inc.	3,479	116,999
First Financial Bancorp	23,355	539,267
First Financial Bankshares, Inc.	33,610	1,095,350
First Financial Corp.	3,546	135,493
First Foundation, Inc.	12,991	94,964
First Hawaiian, Inc.	32,496	672,342
First Horizon Corp.	133,113	1,814,330
First Interstate Bancsystem, Inc. Class A	22,266	639,702
First Merchants Corp.	15,021	482,475
First Mid Bancshares, Inc.	5,397	165,202
Five Star Bancorp	2,969	73,275
Flushing Financial Corp.	7,449	117,545
FNB Corp.	89,465	1,144,257
Fulton Financial Corp.	42,130	602,459
German American Bancorp, Inc.	7,478	220,302
Glacier Bancorp, Inc.	27,391	895,686
Great Southern Bancorp, Inc.	2,548	140,981
Hancock Whitney Corp.	21,316	938,117
Hanmi Financial Corp.	5,332	101,308
Harborone Bancorp, Inc.	11,660	122,313
HBT Financial, Inc.	3,694	73,289
Heartland Financial USA, Inc.	9,743	334,575
Heritage Commerce Corp.	17,358	166,637
Heritage Financial Corp.	8,887	166,720
Hilltop Holdings, Inc.	12,223	378,057
Hingham Institution For Savings The	409	90,982
Home BancShares, Inc.	47,921	1,164,960
HomeStreet, Inc.	4,429	40,747
Hope Bancorp, Inc.	32,600	354,036
Horizon Bancorp, Inc.	11,703	145,000
Huntington Bancshares, Inc.	357,442	4,375,090

See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	11,102	$ 668,896
Independent Bank Corp.	6,108	126,191
Independent Bank Group, Inc.	9,351	419,579
International Bancshares Corp.	14,010	695,456
Kearny Financial Corp.	16,621	142,774
Lakeland Bancorp, Inc.	14,937	225,698
Lakeland Financial Corp.	6,265	347,332
Live Oak Bancshares, Inc.	8,128	307,807
Luther Burbank Corp.	7,262	74,799
M&T Bank Corp.	41,573	5,814,400
Mercantile Bank Corp.	3,764	132,192
Metrocity Bankshares, Inc.	5,315	113,954
Metropolitan Bank Holding Corp. (a)	2,383	107,926
Mid Penn Bancorp, Inc.	3,729	87,632
Midland States Bancorp, Inc.	5,704	133,645
MidWestOne Financial Group, Inc.	4,231	103,786
National Bank Holdings Corp. Class A	7,480	257,013
NBT Bancorp, Inc.	10,587	393,836
New York Community Bancorp, Inc.	171,788	2,382,700
Nicolet Bankshares, Inc.	3,315	277,300
Northfield Bancorp, Inc.	10,733	130,728
Northwest Bancshares, Inc.	31,074	384,075
OceanFirst Financial Corp.	14,872	277,065
OFG Bancorp	12,316	412,463
Old National Bancorp	72,994	1,243,088
Old Second Bancorp, Inc.	11,075	177,089
Origin Bancorp, Inc.	7,500	244,500
Pacific Premier Bancorp, Inc.	25,317	646,596
PacWest Bancorp	29,239	271,923
Park National Corp.	4,010	447,195
Pathward Financial, Inc.	6,678	346,989
Peapack-Gladstone Financial Corp.	3,821	111,688
Peoples Bancorp, Inc.	8,532	240,346
Pinnacle Financial Partners, Inc.	19,090	1,448,931
Popular, Inc.	18,076	1,311,414
Preferred Bank	2,171	143,460
Premier Financial Corp.	9,034	195,676
Prosperity Bancshares, Inc.	22,585	1,430,082
Provident Financial Services, Inc.	18,218	337,762
QCR Holdings, Inc.	4,324	221,519
Regions Financial Corp.	231,184	4,709,218
Renasant Corp.	13,653	422,424
Republic Bancorp, Inc. Class A	2,190	100,368
S&T Bancorp, Inc.	9,434	297,926
Sandy Spring Bancorp, Inc.	11,604	283,950
Seacoast Banking Corp. of Florida	20,936	517,329
ServisFirst Bancshares, Inc.	12,606	752,326

	Shares	Value

Simmons First National Corp. Class A	32,061	$ 647,312
SmartFinancial, Inc.	3,965	99,601
South Plains Financial, Inc.	3,250	87,263
Southern Missouri Bancorp, Inc.	2,593	124,646
Southside Bancshares, Inc.	7,392	245,488
SouthState Corp.	18,863	1,465,089
Stellar Bancorp, Inc.	11,043	274,529
Stock Yards Bancorp, Inc.	6,914	330,558
Synovus Financial Corp.	36,143	1,225,248
Texas Capital Bancshares, Inc. (a)	11,963	763,838
The Bancorp, Inc. (a)	13,180	499,522
The First Bancshares, Inc.	7,207	225,651
Tompkins Financial Corp.	3,203	192,692
Towne Bank	18,271	461,891
Trico Bancshares	7,869	294,143
Triumph Bancorp, Inc. (a)	5,246	371,994
Truist Financial Corp.	328,793	10,922,503
TrustCo Bank Corp.	4,098	124,538
Trustmark Corp.	14,484	380,350
UMB Financial Corp.	11,390	808,690
United Bankshares, Inc.	33,130	1,107,867
United Community Banks, Inc.	28,145	818,175
Univest Financial Corp.	7,334	143,013
Valley National Bancorp	107,081	1,098,651
Veritex Holdings, Inc.	13,886	298,688
Washington Federal, Inc.	16,339	507,163
Washington Trust Bancorp, Inc.	4,555	146,033
Webster Financial Corp.	43,176	2,043,088
WesBanco, Inc.	14,614	409,338
Westamerica BanCorp.	7,079	348,216
Western Alliance Bancorp	25,860	1,343,427
Wintrust Financial Corp.	15,155	1,278,476
WSFS Financial Corp.	15,121	661,544
Zions Bancorp NA	36,622	1,400,791
		106,171,272
TOTAL BANKS		385,830,775
CAPITAL MARKETS – 22.9%
Asset Management & Custody Banks – 7.7%
Affiliated Managers Group, Inc.	9,044	1,253,860
Alti Global, Inc. (a)	5,033	39,358
Ameriprise Financial, Inc.	26,017	9,065,624
Ares Management Corp. Class A	39,240	3,893,393
Artisan Partners Asset Management, Inc. Class A	17,170	712,383
Assetmark Financial Holdings, Inc. (a)	6,412	191,719
BlackRock, Inc.	37,123	27,428,328
Blackstone, Inc.	174,952	18,333,220
Blucora, Inc. (a)	9,089	235,223

See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Blue Owl Capital, Inc.	88,629	$ 1,091,909
Brightsphere Investment Group, Inc.	8,009	170,431
Cohen & Steers, Inc.	6,989	449,463
Diamond Hill Investment Group, Inc.	868	157,551
Federated Hermes, Inc.	20,995	710,261
Focus Financial Partners, Inc. Class A (a)	14,701	769,303
Franklin Resources, Inc.	74,513	2,178,760
Hamilton Lane, Inc. Class A	7,931	701,338
Invesco Ltd.	85,951	1,443,977
Janus Henderson Group PLC	33,193	974,214
KKR & Co., Inc.	149,297	8,865,256
Northern Trust Corp.	51,808	4,150,857
SEI Investments Co.	28,728	1,809,577
State Street Corp.	83,324	6,035,991
StepStone Group, Inc. Class A	12,247	343,773
T Rowe Price Group, Inc.	55,772	6,874,457
The Bank of New York Mellon Corp.	199,140	9,032,990
The Carlyle Group, Inc.	54,337	1,937,114
TPG, Inc.	13,255	390,095
Victory Capital Holdings, Inc. Class A	6,023	199,723
Virtus Investment Partners, Inc.	1,794	369,080
WisdomTree Investments, Inc.	27,307	190,057
		109,999,285
Financial Exchanges & Data – 7.9%
Cboe Global Markets, Inc.	26,072	3,641,737
CME Group, Inc.	89,015	17,710,424
Coinbase Global, Inc. Class A (a)	41,017	4,044,686
Donnelley Financial Solutions, Inc. (a)	6,282	297,139
FactSet Research Systems, Inc.	9,492	4,129,400
Intercontinental Exchange, Inc.	138,627	15,914,380
MarketAxess Holdings, Inc.	9,326	2,510,746
Moody's Corp.	40,853	14,410,896
Morningstar, Inc.	6,357	1,465,161
MSCI, Inc.	19,830	10,868,426
Nasdaq, Inc.	84,805	4,281,804
Open Lending Corp. (a)	19,521	220,392
S&P Global, Inc.	81,224	32,043,680
Tradeweb Markets, Inc. Class A	27,501	2,249,307
		113,788,178
Investment Banking & Brokerage – 7.3%
B Riley Financial, Inc.	4,363	242,277
BGC Group, Inc. Class A	76,716	365,168
Evercore, Inc. Class A	9,088	1,227,425
Freedom Holding Corp. (a)	4,426	353,018
Goldman Sachs Group, Inc.	82,672	29,420,485
Houlihan Lokey, Inc.	12,539	1,252,019

	Shares	Value

Interactive Brokers Group, Inc. Class A	25,358	$ 2,214,514
Jefferies Financial Group, Inc.	43,509	1,600,696
LPL Financial Holdings, Inc.	19,422	4,454,630
Moelis & Co. Class A	15,775	770,293
Morgan Stanley	310,652	28,443,297
Perella Weinberg Partners	10,000	98,800
Piper Sandler Cos.	4,413	645,887
PJT Partners, Inc. Class A	5,882	466,502
Raymond James Financial, Inc.	50,672	5,577,467
Stifel Financial Corp.	26,484	1,682,793
StoneX Group, Inc. (a)	4,603	423,522
The Charles Schwab Corp.	372,168	24,600,305
Virtu Financial, Inc. Class A	23,883	443,269
		104,282,367
TOTAL CAPITAL MARKETS		328,069,830
CONSUMER FINANCE – 4.3%
Consumer Finance – 4.3%
Ally Financial, Inc.	67,919	2,074,246
American Express Co.	156,647	26,454,545
Atlanticus Holdings Corp. (a)	1,192	48,514
Bread Financial Holdings, Inc.	3,086	128,285
Capital One Financial Corp.	94,649	11,075,826
Credit Acceptance Corp. (a)	1,581	879,985
Discover Financial Services	64,241	6,780,638
Encore Capital Group, Inc. (a)	5,728	306,448
Enova International, Inc. (a)	7,791	429,206
Ezcorp, Inc. Class A (a)	12,835	116,285
FirstCash Holdings, Inc.	9,741	928,123
Green Dot Corp. Class A (a)	12,525	244,864
LendingClub Corp. (a)	27,683	232,260
Navient Corp.	24,554	467,508
Nelnet, Inc. Class A	3,642	359,393
NerdWallet, Inc. Class A (a)	8,866	99,388
OneMain Holdings, Inc.	28,934	1,315,918
PRA Group, Inc. (a)	9,536	227,529
PROG Holdings, Inc. (a)	12,069	489,760
SLM Corp.	54,512	882,004
SoFi Technologies, Inc. (a)	208,012	2,381,737
Synchrony Financial	106,390	3,674,711
Upstart Holdings, Inc. (a)	17,523	1,203,655
World Acceptance Corp. (a)	865	136,575
TOTAL CONSUMER FINANCE		60,937,403
FINANCIAL SERVICES – 27.8%
Commercial & Residential Mortgage Finance – 0.6%
Enact Holdings, Inc.	8,008	217,818
Essent Group Ltd.	27,024	1,340,390
Federal Agricultural Mortgage Corp. Class C	2,271	365,063
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Commercial & Residential Mortgage Finance – continued
Merchants Bancorp	4,495	$ 142,087
MGIC Investment Corp.	72,913	1,220,564
Mr. Cooper Group, Inc. (a)	16,611	962,940
NMI Holdings, Inc. Class A (a)	19,857	530,380
PennyMac Financial Services, Inc.	10,536	792,623
Radian Group, Inc.	39,036	1,051,239
Rocket Cos., Inc. Class A (a)	28,686	313,538
TFS Financial Corp.	14,550	211,121
UWM Holdings Corp.	21,795	142,975
Walker & Dunlop, Inc.	7,866	715,649
		8,006,387
Diversified Financial Services – 0.9%
Apollo Global Management, Inc.	98,943	8,084,632
Equitable Holdings, Inc.	89,182	2,558,632
Jackson Financial, Inc. Class A	18,772	619,851
Voya Financial, Inc.	24,326	1,806,449
		13,069,564
Multi-Sector Holdings – 7.9%
Berkshire Hathaway, Inc. Class B (a)	321,533	113,166,755
Cannae Holdings, Inc. (a)	18,006	366,962
Compass Diversified Holdings	16,460	370,844
		113,904,561
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.	4,923	200,809
Transaction & Payment Processing Services – 18.4%
Affirm Holdings, Inc. (a)	49,116	952,359
AvidXchange Holdings, Inc. (a)	36,003	446,797
Block, Inc. (a)	134,296	10,814,857
Cass Information Systems, Inc.	3,234	122,730
Euronet Worldwide, Inc. (a)	12,216	1,073,420
EVERTEC, Inc.	17,274	679,386
Fidelity National Information Services, Inc.	147,171	8,886,185
Fiserv, Inc. (a)	154,833	19,541,473
FleetCor Technologies, Inc. (a)	17,643	4,391,519
Flywire Corp. (a)	21,636	738,653
Global Payments, Inc.	65,883	7,263,601
I3 Verticals, Inc. Class A (a)	6,250	156,313
International Money Express, Inc. (a)	8,854	214,532
Jack Henry & Associates, Inc.	18,525	3,104,234
Marqeta, Inc. Class A (a)	98,680	550,634
Mastercard, Inc. Class A	210,810	83,118,167
Paymentus Holdings, Inc. Class A (a)	5,972	67,424
Payoneer Global, Inc. (a)	61,404	326,669
PayPal Holdings, Inc. (a)	264,328	20,041,349
Remitly Global, Inc. (a)	30,334	584,840
Repay Holdings Corp. (a)	20,647	172,403
Shift4 Payments, Inc. Class A (a)	12,365	853,061

	Shares	Value

Toast, Inc. Class A (a)	75,836	$ 1,673,701
Visa, Inc. Class A	402,459	95,676,578
WEX, Inc. (a)	10,710	2,027,939
		263,478,824
TOTAL FINANCIAL SERVICES		398,660,145
INSURANCE – 16.6%
Insurance Brokers – 4.3%
Aon PLC Class A	50,809	16,182,666
Arthur J Gallagher & Co.	53,024	11,389,555
Brown & Brown, Inc.	59,630	4,200,934
BRP Group, Inc. Class A (a)	15,370	382,867
Goosehead Insurance, Inc. Class A (a)	5,146	344,113
Hagerty, Inc. Class A (a)	5,905	52,141
Hippo Holdings, Inc. (a)	2,920	50,224
Marsh & McLennan Cos., Inc.	122,615	23,103,118
Ryan Specialty Holdings, Inc. (a)	21,124	915,514
Willis Towers Watson PLC	26,324	5,563,051
		62,184,183
Life & Health Insurance – 3.2%
Aflac, Inc.	143,931	10,411,969
American Equity Investment Life Holding Co. (a)	16,875	905,681
Brighthouse Financial, Inc. (a)	16,774	874,429
CNO Financial Group, Inc.	29,328	754,316
F&G Annuities & Life, Inc.	4,728	123,874
Genworth Financial, Inc. Class A (a)	122,282	716,573
Globe Life, Inc.	22,670	2,542,894
Lincoln National Corp.	42,254	1,184,802
MetLife, Inc.	162,966	10,261,969
National Western Life Group, Inc. Class A	608	256,375
Oscar Health, Inc. Class A (a)	28,840	216,877
Primerica, Inc.	9,039	1,922,595
Principal Financial Group, Inc.	60,651	4,844,195
Prudential Financial, Inc.	91,070	8,787,344
Unum Group	48,928	2,378,390
		46,182,283
Multi-line Insurance – 1.3%
American International Group, Inc.	181,759	10,956,433
Assurant, Inc.	13,104	1,762,619
Horace Mann Educators Corp.	10,908	328,658
The Hartford Financial Services Group, Inc.	77,407	5,564,015
		18,611,725
Property & Casualty Insurance – 7.1%
Ambac Financial Group, Inc. (a)	11,297	159,740
American Financial Group, Inc.	18,216	2,215,248
AMERISAFE, Inc.	5,064	263,936
Arch Capital Group Ltd. (a)	92,266	7,168,146

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Argo Group International Holdings Ltd.	8,335	$ 247,549
Assured Guaranty Ltd.	14,056	840,268
Axis Capital Holdings Ltd.	20,280	1,117,834
Chubb Ltd.	102,531	20,958,362
Cincinnati Financial Corp.	38,886	4,183,356
Donegal Group, Inc. Class A	4,571	66,599
Employers Holdings, Inc.	6,139	237,150
Erie Indemnity Co. Class A	6,299	1,398,126
Fidelity National Financial, Inc.	65,053	2,548,126
First American Financial Corp.	25,813	1,636,028
HCI Group, Inc.	1,441	90,509
James River Group Holdings Ltd.	10,011	185,103
Kemper Corp.	15,997	815,367
Kinsale Capital Group, Inc.	5,452	2,031,579
Lemonade, Inc. (a)	12,912	300,204
Loews Corp.	48,843	3,060,014
Markel Group, Inc. (a)	3,153	4,570,936
MBIA, Inc. (a)	11,687	102,144
Mercury General Corp.	7,052	226,933
Old Republic International Corp.	70,989	1,957,167
Palomar Holdings, Inc. (a)	6,129	371,172
ProAssurance Corp.	13,572	228,010
RLI Corp.	10,196	1,360,248
Safety Insurance Group, Inc.	3,885	279,720
Selective Insurance Group, Inc.	15,002	1,548,056
Skyward Specialty Insurance Group, Inc. (a)	3,272	77,514
Stewart Information Services Corp.	7,011	330,428
The Allstate Corp.	65,080	7,333,214
The Hanover Insurance Group, Inc.	9,076	1,029,944
The Progressive Corp.	144,989	18,265,714
The Travelers Cos., Inc.	57,235	9,879,333
Tiptree, Inc.	5,871	86,715
Trupanion, Inc. (a)	9,463	291,934
United Fire Group, Inc.	6,332	152,221
Universal Insurance Holdings, Inc.	6,424	99,765
White Mountains Insurance Group Ltd.	637	985,452
WR Berkley Corp.	52,322	3,227,744
		101,927,608
Reinsurance – 0.7%
Enstar Group Ltd. (a)	2,585	661,450
Everest Group Ltd.	10,609	3,824,650
Reinsurance Group of America, Inc.	16,492	2,314,652
RenaissanceRe Holdings Ltd.	12,322	2,301,257
SiriusPoint Ltd. (a)	22,196	207,311
		9,309,320
TOTAL INSURANCE		238,215,119

	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.0%
Mortgage REITs – 1.0%
AGNC Investment Corp.	143,160	$ 1,458,800
Annaly Capital Management, Inc.	123,198	2,475,048
Apollo Commercial Real Estate Finance, Inc.	33,990	401,082
Arbor Realty Trust, Inc.	42,371	716,494
Ares Commercial Real Estate Corp.	15,406	164,228
ARMOUR Residential REIT, Inc.	47,698	243,737
Blackstone Mortgage Trust, Inc. Class A	40,448	929,899
BrightSpire Capital, Inc.	33,510	246,634
Chimera Investment Corp.	57,177	359,072
Claros Mortgage Trust, Inc.	28,196	347,375
Dynex Capital, Inc.	13,913	181,565
Ellington Financial, Inc.	16,120	217,942
Franklin BSP Realty Trust, Inc.	21,179	302,860
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,183	683,638
Invesco Mortgage Capital, Inc.	10,078	121,037
KKR Real Estate Finance Trust, Inc.	16,179	201,590
Ladder Capital Corp.	30,277	332,744
MFA Financial, Inc.	25,062	282,198
New York Mortgage Trust, Inc.	23,400	237,510
PennyMac Mortgage Investment Trust	21,780	278,348
Ready Capital Corp.	42,803	495,231
Redwood Trust, Inc.	29,338	220,915
Rithm Capital Corp.	122,339	1,233,177
Starwood Property Trust, Inc.	77,844	1,614,485
TPG RE Finance Trust, Inc.	13,143	102,515
Two Harbors Investment Corp.	23,794	319,077
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		14,167,201
TOTAL COMMON STOCKS (Cost $1,283,669,450)		1,425,880,473
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $3,889,000)	3,889,000	3,889,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,287,558,450)		1,429,769,473
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,294,550
NET ASSETS – 100.0%		$1,431,064,023

See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	40	September 2023	4,377,000	$ 212,885	$ 212,885
CME E-mini Russell 2000 Index Contracts (United States)	6	September 2023	604,080	35,508	35,508
Total Equity Index Contracts					$ 248,393
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,425,880,473	$ 1,425,880,473	$ —	$ —
Money Market Funds	3,889,000	3,889,000	—	—
Total Investments in Securities:	$ 1,429,769,473	$ 1,429,769,473	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 248,393	$ 248,393	$ —	$ —
Total Assets	$ 248,393	$ 248,393	$ —	$ —
Total Derivative Instruments:	$ 248,393	$ 248,393	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$248,393	$0
Total Equity Risk	248,393	0
Total Value of Derivatives	$248,393	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Fidelity® MSCI Health Care Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 18.3%
Biotechnology – 18.3%
2seventy bio, Inc. (a)	23,160	$ 175,784
4D Molecular Therapeutics, Inc. (a)	15,042	275,269
89bio, Inc. (a)	26,911	426,270
AbbVie, Inc.	931,619	139,351,570
ACADIA Pharmaceuticals, Inc. (a)	59,914	1,751,885
ADMA Biologics, Inc. (a)	103,003	427,462
Aerovate Therapeutics, Inc. (a)	4,501	78,542
Agenus, Inc. (a)	161,256	245,109
Agios Pharmaceuticals, Inc. (a)	29,168	773,535
Akero Therapeutics, Inc. (a)	23,352	1,013,477
Akouos, Inc. (a)(b)	11,863	9,372
Aldeyra Therapeutics, Inc. (a)	24,724	200,635
Alector, Inc. (a)	32,854	225,378
Alkermes PLC (a)	78,058	2,285,538
Allakos, Inc. (a)	20,228	108,827
Allogene Therapeutics, Inc. (a)	45,902	227,674
Allovir, Inc. (a)	29,930	98,470
Alnylam Pharmaceuticals, Inc. (a)	65,535	12,805,539
Amgen, Inc.	282,111	66,056,291
Amicus Therapeutics, Inc. (a)	112,202	1,528,191
AnaptysBio, Inc. (a)	10,892	214,681
Anavex Life Sciences Corp. (a)	40,985	338,126
Anika Therapeutics, Inc. (a)	7,336	171,149
Apellis Pharmaceuticals, Inc. (a)	42,582	1,096,486
Arcellx, Inc. (a)	12,620	432,235
Arcturus Therapeutics Holdings, Inc. (a)	12,863	449,690
Arcus Biosciences, Inc. (a)	22,600	449,740
Arcutis Biotherapeutics, Inc. (a)	23,436	255,687
Ardelyx, Inc. (a)	108,944	429,239
Arrowhead Pharmaceuticals, Inc. (a)	54,287	1,873,987
ARS Pharmaceuticals, Inc. (a)	19,923	146,434
Aurinia Pharmaceuticals, Inc. (a)	67,700	783,966
Avid Bioservices, Inc. (a)	33,189	420,173
Avidity Biosciences, Inc. (a)	31,754	301,981
Beam Therapeutics, Inc. (a)	30,557	943,295
BioCryst Pharmaceuticals, Inc. (a)	100,594	743,390
Biogen, Inc. (a)	76,301	20,615,767
Biohaven Ltd. (a)	30,519	606,718
BioMarin Pharmaceutical, Inc. (a)	99,062	8,710,522
Biomea Fusion, Inc. (a)	12,126	269,804
Bioxcel Therapeutics, Inc. (a)	10,012	91,510
Bluebird Bio, Inc. (a)	54,160	212,849
Blueprint Medicines Corp. (a)	31,861	2,102,826
Bridgebio Pharma, Inc. (a)	46,485	1,627,440
CareDx, Inc. (a)	28,012	305,611
Catalyst Pharmaceuticals, Inc. (a)	52,965	732,506
Celldex Therapeutics, Inc. (a)	21,170	748,571

	Shares	Value

Cerevel Therapeutics Holdings, Inc. (a)	33,316	$ 1,019,136
Chinook Therapeutics, Inc. (a)	24,318	952,779
Cogent Biosciences, Inc. (a)	28,688	372,657
Coherus Biosciences, Inc. (a)	43,836	211,290
Compass Therapeutics, Inc. (a)	39,953	114,665
Crinetics Pharmaceuticals, Inc. (a)	19,912	378,328
CRISPR Therapeutics AG (a)	39,696	2,275,772
Cullinan Oncology, Inc. (a)	8,209	86,933
Cytokinetics, Inc. (a)	47,877	1,596,698
Day One Biopharmaceuticals, Inc. (a)	27,005	357,546
Deciphera Pharmaceuticals, Inc. (a)	25,325	342,394
Denali Therapeutics, Inc. (a)	57,688	1,640,070
Dynavax Technologies Corp. (a)	67,781	948,256
Dyne Therapeutics, Inc. (a)	14,432	175,782
Eagle Pharmaceuticals, Inc. (a)	6,482	134,566
Editas Medicine, Inc. (a)	42,934	376,961
Emergent BioSolutions, Inc. (a)	24,665	169,695
Enanta Pharmaceuticals, Inc. (a)	10,438	198,009
Entrada Therapeutics, Inc. (a)	5,782	100,433
EQRx, Inc. (a)	116,003	198,365
Erasca, Inc. (a)	36,212	95,600
Exact Sciences Corp. (a)	94,107	9,179,197
Exelixis, Inc. (a)	153,888	3,033,132
Fate Therapeutics, Inc. (a)	41,122	169,834
FibroGen, Inc. (a)	47,290	97,417
Geron Corp. (a)	241,564	782,667
Gilead Sciences, Inc.	659,482	50,212,959
Halozyme Therapeutics, Inc. (a)	71,336	3,064,595
HilleVax, Inc. (a)	4,511	68,657
Horizon Therapeutics PLC (a)	114,809	11,511,898
Ideaya Biosciences, Inc. (a)	24,938	557,614
IGM Biosciences, Inc. (a)	8,592	91,419
ImmunityBio, Inc. (a)	73,648	162,026
ImmunoGen, Inc. (a)	115,388	2,056,214
Immunovant, Inc. (a)	27,487	627,528
Incyte Corp. (a)	100,006	6,372,382
Inhibrx, Inc. (a)	14,056	281,823
Insmed, Inc. (a)	71,489	1,579,192
Intellia Therapeutics, Inc. (a)	41,794	1,769,140
Intercept Pharmaceuticals, Inc. (a)	19,023	205,448
Ionis Pharmaceuticals, Inc. (a)	67,954	2,815,334
Iovance Biotherapeutics, Inc. (a)	99,752	724,200
Ironwood Pharmaceuticals, Inc. (a)	74,774	829,244
iTeos Therapeutics, Inc. (a)	12,250	172,235
Janux Therapeutics, Inc. (a)	6,844	95,816
Karuna Therapeutics, Inc. (a)	15,775	3,151,372
Karyopharm Therapeutics, Inc. (a)	56,561	101,810
Keros Therapeutics, Inc. (a)	10,539	441,373

See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Kiniksa Pharmaceuticals Ltd. Class A (a)	14,283	$ 269,092
Krystal Biotech, Inc. (a)	10,204	1,317,336
Kura Oncology, Inc. (a)	27,081	282,726
Kymera Therapeutics, Inc. (a)	16,013	350,364
Lexicon Pharmaceuticals, Inc. (a)	56,314	113,191
Lyell Immunopharma, Inc. (a)	65,846	190,295
Madrigal Pharmaceuticals, Inc. (a)	6,699	1,375,305
MannKind Corp. (a)	139,419	637,145
Mersana Therapeutics, Inc. (a)	41,921	51,353
Merus N.V. (a)	15,890	416,954
MiMedx Group, Inc. (a)	45,142	364,296
Mirati Therapeutics, Inc. (a)	21,278	644,085
Mirum Pharmaceuticals, Inc. (a)	13,015	335,266
Moderna, Inc. (a)	173,120	20,369,299
Monte Rosa Therapeutics, Inc. (a)	22,136	156,502
Morphic Holding, Inc. (a)	14,263	809,140
Myriad Genetics, Inc. (a)	42,852	957,742
Natera, Inc. (a)	56,780	2,567,592
Neurocrine Biosciences, Inc. (a)	51,454	5,242,648
Novavax, Inc. (a)	45,465	421,915
Nurix Therapeutics, Inc. (a)	23,199	225,262
Nuvalent, Inc. Class A (a)	10,830	539,875
Point Biopharma Global, Inc. (a)	32,708	292,410
ProKidney Corp. (a)	16,202	207,710
Protagonist Therapeutics, Inc. (a)	23,683	459,450
Prothena Corp. PLC (a)	20,814	1,433,460
PTC Therapeutics, Inc. (a)	35,090	1,415,531
Radius Health, Inc. (a)(b)	20,244	1,620
Rapt Therapeutics, Inc. (a)	10,855	259,435
Recursion Pharmaceuticals, Inc. Class A (a)	67,749	956,616
Regeneron Pharmaceuticals, Inc. (a)	56,772	42,119,715
REGENXBIO, Inc. (a)	18,950	360,050
Relay Therapeutics, Inc. (a)	40,888	515,189
Repare Therapeutics, Inc. (a)	10,519	96,775
Replimune Group, Inc. (a)	20,019	421,800
REVOLUTION Medicines, Inc. (a)	39,212	1,029,315
Rhythm Pharmaceuticals, Inc. (a)	23,777	424,182
Rocket Pharmaceuticals, Inc. (a)	29,304	528,937
Roivant Sciences Ltd. (a)	180,064	2,157,167
Sage Therapeutics, Inc. (a)	28,105	974,681
Sana Biotechnology, Inc. (a)	44,254	259,328
Sarepta Therapeutics, Inc. (a)	39,456	4,276,636
Scholar Rock Holding Corp. (a)	20,247	143,754
Seagen, Inc. (a)	74,174	14,225,090
Seres Therapeutics, Inc. (a)	51,608	248,234
SpringWorks Therapeutics, Inc. (a)	18,098	567,915
Stoke Therapeutics, Inc. (a)	11,582	76,904

	Shares	Value

Summit Therapeutics, Inc. (a)	73,619	$ 154,600
Syndax Pharmaceuticals, Inc. (a)	29,691	633,012
Tango Therapeutics, Inc. (a)	25,517	86,247
TG Therapeutics, Inc. (a)	73,352	1,517,653
Travere Therapeutics, Inc. (a)	34,520	593,399
Twist Bioscience Corp. (a)	30,452	741,202
Ultragenyx Pharmaceutical, Inc. (a)	37,046	1,597,424
uniQure N.V. (a)	21,633	224,334
United Therapeutics Corp. (a)	24,428	5,929,164
Vanda Pharmaceuticals, Inc. (a)	28,729	166,054
Vaxcyte, Inc. (a)	36,076	1,733,813
Veracyte, Inc. (a)	38,396	1,053,970
Vericel Corp. (a)	23,789	854,501
Vertex Pharmaceuticals, Inc. (a)	136,028	47,928,106
Verve Therapeutics, Inc. (a)	21,205	434,490
Viking Therapeutics, Inc. (a)	49,912	723,724
Vir Biotechnology, Inc. (a)	45,924	646,610
Viridian Therapeutics, Inc. (a)	14,427	270,651
Xencor, Inc. (a)	28,504	692,362
Xenon Pharmaceuticals, Inc. (a)	26,607	982,330
Zentalis Pharmaceuticals, Inc. (a)	29,713	793,634
Zymeworks, Inc. (a)	16,894	126,029
TOTAL BIOTECHNOLOGY		564,012,258
HEALTH CARE EQUIPMENT & SUPPLIES – 20.6%
Health Care Equipment – 19.1%
Abbott Laboratories	917,785	102,177,004
Alphatec Holdings, Inc. (a)	35,173	621,507
AngioDynamics, Inc. (a)	20,582	178,858
Artivion, Inc. (a)	18,696	325,684
AtriCure, Inc. (a)	25,004	1,383,971
AxoGen, Inc. (a)	21,154	182,771
Axonics, Inc. (a)	26,361	1,591,414
Baxter International, Inc.	266,703	12,062,977
Becton Dickinson and Co.	149,925	41,772,103
Boston Scientific Corp. (a)	759,032	39,355,809
Butterfly Network, Inc. (a)	74,713	192,012
CONMED Corp.	16,262	1,968,515
Cutera, Inc. (a)	6,925	138,569
DexCom, Inc. (a)	204,744	25,502,913
Edwards Lifesciences Corp. (a)	320,073	26,268,391
Enovis Corp. (a)	25,792	1,648,109
Envista Holdings Corp. (a)	86,523	2,977,256
GE Healthcare, Inc.	216,094	16,855,332
Glaukos Corp. (a)	23,997	1,851,129
Globus Medical, Inc. Class A (a)	41,071	2,475,349
Hologic, Inc. (a)	130,121	10,334,210
IDEXX Laboratories, Inc. (a)	43,818	24,307,159
Inari Medical, Inc. (a)	24,917	1,422,013
Inspire Medical Systems, Inc. (a)	15,370	4,423,640
Insulet Corp. (a)	36,781	10,179,142

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Integer Holdings Corp. (a)	17,752	$ 1,641,705
Integra LifeSciences Holdings Corp. (a)	38,797	1,764,100
Intuitive Surgical, Inc. (a)	184,967	60,003,295
iRhythm Technologies, Inc. (a)	16,229	1,705,019
LeMaitre Vascular, Inc.	10,610	670,870
LivaNova PLC (a)	28,126	1,643,965
Masimo Corp. (a)	23,590	2,885,057
Medtronic PLC	702,576	61,658,070
Nevro Corp. (a)	18,831	470,587
Novocure Ltd. (a)	50,158	1,637,157
NuVasive, Inc. (a)	28,001	1,153,921
Omnicell, Inc. (a)	23,802	1,503,096
Orchestra BioMed Holdings, Inc. (a)	6,672	39,165
Orthofix Medical, Inc. (a)	17,745	349,399
Outset Medical, Inc. (a)	23,369	480,934
Paragon 28, Inc. (a)	17,358	306,716
Penumbra, Inc. (a)	19,137	5,805,400
PROCEPT BioRobotics Corp. (a)	20,120	692,933
Pulmonx Corp. (a)	18,911	264,754
QuidelOrtho Corp. (a)	26,388	2,305,256
ResMed, Inc.	77,591	17,252,359
Shockwave Medical, Inc. (a)	19,257	5,018,374
SI-BONE, Inc. (a)	18,381	473,495
Sight Sciences, Inc. (a)	12,943	113,898
Silk Road Medical, Inc. (a)	20,110	459,312
Steris PLC	52,384	11,815,211
Stryker Corp.	180,189	51,067,364
Tandem Diabetes Care, Inc. (a)	34,622	1,209,000
Teleflex, Inc.	24,803	6,229,769
TransMedics Group, Inc. (a)	17,165	1,599,435
Treace Medical Concepts, Inc. (a)	21,013	478,886
Varex Imaging Corp. (a)	21,785	507,373
Zimmer Biomet Holdings, Inc.	110,827	15,310,750
Zynex, Inc. (a)	11,861	115,763
		588,828,225
Health Care Supplies – 1.5%
Align Technology, Inc. (a)	38,551	14,568,037
Atrion Corp.	743	416,533
Avanos Medical, Inc. (a)	24,995	611,628
Cerus Corp. (a)	90,145	276,745
DENTSPLY SIRONA, Inc.	112,096	4,654,226
Embecta Corp.	30,513	651,148
Establishment Labs Holdings, Inc. (a)	8,389	604,092
Haemonetics Corp. (a)	26,695	2,462,347
ICU Medical, Inc. (a)	10,772	1,919,355
Lantheus Holdings, Inc. (a)	35,984	3,112,256
Merit Medical Systems, Inc. (a)	30,233	2,257,498
Neogen Corp. (a)	108,373	2,513,170

	Shares	Value

OraSure Technologies, Inc. (a)	42,874	$ 202,365
OrthoPediatrics Corp. (a)	9,158	382,347
RxSight, Inc. (a)	10,752	358,794
STAAR Surgical Co. (a)	21,531	1,179,253
The Cooper Cos., Inc.	26,107	10,214,625
UFP Technologies, Inc. (a)	3,784	736,612
		47,121,031
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		635,949,256
HEALTH CARE PROVIDERS & SERVICES – 20.9%
Health Care Distributors – 2.2%
AdaptHealth Corp. (a)	35,644	489,749
AmerisourceBergen Corp.	90,826	16,975,379
Cardinal Health, Inc.	135,919	12,432,511
Henry Schein, Inc. (a)	69,218	5,453,686
McKesson Corp.	72,320	29,101,568
Owens & Minor, Inc. (a)	38,255	736,026
Patterson Cos., Inc.	46,254	1,521,294
		66,710,213
Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (a)	48,568	3,838,329
Brookdale Senior Living, Inc. (a)	83,743	294,775
Cano Health, Inc. (a)	115,802	170,229
Community Health Systems, Inc. (a)	65,699	288,419
Encompass Health Corp.	52,686	3,478,857
HCA Healthcare, Inc.	109,809	29,956,993
National HealthCare Corp.	7,149	421,934
Select Medical Holdings Corp.	57,171	1,715,702
Surgery Partners, Inc. (a)	36,570	1,412,699
Tenet Healthcare Corp. (a)	49,112	3,670,140
The Ensign Group, Inc.	29,475	2,855,243
The Pennant Group, Inc. (a)	15,969	183,324
Universal Health Services, Inc. Class B	33,128	4,603,467
US Physical Therapy, Inc.	7,771	903,534
		53,793,645
Health Care Services – 4.9%
23andMe Holding Co. Class A (a)	143,715	275,933
Accolade, Inc. (a)	35,457	532,564
Addus HomeCare Corp. (a)	8,521	780,268
Agiliti, Inc. (a)	21,176	363,592
agilon health, Inc. (a)	160,234	3,068,481
Amedisys, Inc. (a)	17,386	1,579,344
AMN Healthcare Services, Inc. (a)	21,340	2,286,581
Apollo Medical Holdings, Inc. (a)	22,733	832,710
Castle Biosciences, Inc. (a)	13,376	225,386
Chemed Corp.	7,916	4,124,948
CorVel Corp. (a)	5,064	1,035,892
Cross Country Healthcare, Inc. (a)	17,714	457,021
CVS Health Corp.	675,859	50,479,909
DaVita, Inc. (a)	28,763	2,933,538
See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
DocGo, Inc. (a)	45,970	$ 385,688
Enhabit, Inc. (a)	26,054	357,721
Fulgent Genetics, Inc. (a)	10,998	427,052
Guardant Health, Inc. (a)	57,722	2,252,312
Hims & Hers Health, Inc. (a)	68,616	615,486
Laboratory Corp. of America Holdings	46,744	9,999,944
LifeStance Health Group, Inc. (a)	39,714	372,915
ModivCare, Inc. (a)	6,645	290,652
National Research Corp.	7,492	321,482
NeoGenomics, Inc. (a)	67,297	1,166,257
Nutex Health, Inc. (a)	171,107	71,591
Opko Health, Inc. (a)	224,205	417,021
Option Care Health, Inc. (a)	90,097	3,043,477
Pediatrix Medical Group, Inc. (a)	41,508	569,905
Premier, Inc. Class A	62,897	1,745,392
Privia Health Group, Inc. (a)	57,975	1,618,662
Quest Diagnostics, Inc.	59,026	7,980,906
R1 RCM, Inc. (a)	88,245	1,524,874
RadNet, Inc. (a)	30,980	1,024,818
The Cigna Group	156,859	46,289,091
		149,451,413
Managed Health Care – 12.1%
Alignment Healthcare, Inc. (a)	54,345	337,482
Centene Corp. (a)	290,816	19,801,661
Clover Health Investments Corp. (a)	199,268	249,085
Elevance Health, Inc.	125,296	59,093,353
HealthEquity, Inc. (a)	44,735	3,039,296
Humana, Inc.	66,051	30,174,078
Molina Healthcare, Inc. (a)	30,578	9,310,695
Progyny, Inc. (a)	42,297	1,766,323
UnitedHealth Group, Inc.	492,624	249,450,015
		373,221,988
TOTAL HEALTH CARE PROVIDERS & SERVICES		643,177,259
HEALTH CARE TECHNOLOGY – 1.0%
Health Care Technology – 1.0%
Allscripts Healthcare Solutions, Inc. (a)	57,341	775,250
American Well Corp. Class A (a)	104,178	255,236
Certara, Inc. (a)	63,159	1,229,706
Computer Programs & Systems, Inc. (a)	7,440	195,077
Definitive Healthcare Corp. (a)	23,323	275,911
Doximity, Inc. Class A (a)	56,365	2,013,922
Evolent Health, Inc. Class A (a)	52,732	1,602,526
GoodRx Holdings, Inc. Class A (a)	38,264	353,559
Health Catalyst, Inc. (a)	29,443	413,085
HealthStream, Inc.	13,223	297,253

	Shares	Value

Multiplan Corp. (a)	121,752	$ 261,767
NextGen Healthcare, Inc. (a)	27,866	463,412
Phreesia, Inc. (a)	27,231	863,767
Schrodinger, Inc. (a)	31,369	1,640,912
Sharecare, Inc. (a)	150,353	208,991
Simulations Plus, Inc.	8,368	416,726
Teladoc Health, Inc. (a)	86,504	2,575,224
Veeva Systems, Inc. Class A (a)	76,754	15,674,702
TOTAL HEALTH CARE TECHNOLOGY		29,517,026
LIFE SCIENCES TOOLS & SERVICES – 11.6%
Life Sciences Tools & Services – 11.6%
10X Genomics, Inc. Class A (a)	46,125	2,904,953
Adaptive Biotechnologies Corp. (a)	53,190	448,924
Agilent Technologies, Inc.	156,157	19,015,238
Avantor, Inc. (a)	356,145	7,325,903
Azenta, Inc. (a)	36,459	1,712,844
BioLife Solutions, Inc. (a)	21,658	430,561
Bio-Rad Laboratories, Inc. Class A (a)	11,644	4,720,012
Bio-Techne Corp.	83,138	6,933,709
Bruker Corp.	54,345	3,734,588
Charles River Laboratories International, Inc. (a)	27,004	5,658,418
CryoPort, Inc. (a)	26,006	417,916
Cytek Biosciences, Inc. (a)	42,871	384,124
Danaher Corp.	365,780	93,295,847
Fortrea Holdings, Inc. (a)	46,456	1,484,734
Illumina, Inc. (a)	83,459	16,036,647
IQVIA Holdings, Inc. (a)	98,297	21,994,937
Maravai LifeSciences Holdings, Inc. Class A (a)	58,268	659,011
MaxCyte, Inc. (a)	46,531	207,994
Medpace Holdings, Inc. (a)	12,997	3,290,450
Mesa Laboratories, Inc.	2,802	360,505
Mettler-Toledo International, Inc. (a)	11,662	14,664,615
NanoString Technologies, Inc. (a)	23,799	113,283
OmniAb, Inc. (a)	48,647	267,559
OmniAb, Inc. (12.5 earnout) (a)(b)	3,335	0
OmniAb, Inc. (15.0 earnout) (a)(b)	3,335	0
Pacific Biosciences of California, Inc. (a)	125,209	1,654,011
Quanterix Corp. (a)	18,177	451,517
Repligen Corp. (a)	27,880	4,783,093
Revvity, Inc.	66,740	8,205,683
SomaLogic, Inc. (a)	84,260	206,437
Sotera Health Co. (a)	51,536	978,153
Syneos Health, Inc. (a)	54,604	2,315,756
Thermo Fisher Scientific, Inc.	203,681	111,751,617
Waters Corp. (a)	31,173	8,610,294

See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
West Pharmaceutical Services, Inc.	39,259	$ 14,448,882
TOTAL LIFE SCIENCES TOOLS & SERVICES		359,468,215
PHARMACEUTICALS – 27.3%
Pharmaceuticals – 27.3%
Aclaris Therapeutics, Inc. (a)	27,632	272,728
Amphastar Pharmaceuticals, Inc. (a)	20,367	1,236,073
Amylyx Pharmaceuticals, Inc. (a)	15,840	371,448
ANI Pharmaceuticals, Inc. (a)	7,841	412,045
Arvinas, Inc. (a)	24,045	594,392
ATAI Life Sciences N.V. (a)	62,758	131,164
Axsome Therapeutics, Inc. (a)	18,367	1,441,259
Bristol-Myers Squibb Co.	1,110,723	69,075,863
Cassava Sciences, Inc. (a)	21,070	463,119
Catalent, Inc. (a)	95,015	4,610,128
Collegium Pharmaceutical, Inc. (a)	18,325	417,077
Corcept Therapeutics, Inc. (a)	45,552	1,160,665
Cymabay Therapeutics, Inc. (a)	38,499	502,412
DICE Therapeutics, Inc. (a)	15,103	709,841
Elanco Animal Health, Inc. (a)	259,602	3,133,396
Eli Lilly & Co.	426,562	193,893,757
Enliven Therapeutics, Inc. (a)	11,901	225,405
Evolus, Inc. (a)	22,322	223,666
Harmony Biosciences Holdings, Inc. (a)	17,393	615,190
Harrow Health, Inc. (a)	16,480	363,878
Innoviva, Inc. (a)	32,628	442,109
Intra-Cellular Therapies, Inc. (a)	45,182	2,794,055
Jazz Pharmaceuticals PLC (a)	33,478	4,366,201
Johnson & Johnson	1,372,172	229,879,975
Ligand Pharmaceuticals, Inc. (a)	8,391	561,610
Merck & Co., Inc.	1,340,119	142,923,691
NGM Biopharmaceuticals, Inc. (a)	23,811	56,432
Nuvation Bio, Inc. (a)	63,688	117,823
Organon & Co.	133,956	2,944,353
Pacira BioSciences, Inc. (a)	23,977	871,564
Perrigo Co. PLC	71,606	2,623,644
Pfizer, Inc.	2,980,729	107,485,088
Phathom Pharmaceuticals, Inc. (a)	17,325	263,513

	Shares	Value

Phibro Animal Health Corp. Class A	11,016	$ 159,512
Pliant Therapeutics, Inc. (a)	23,742	423,557
Prestige Consumer Healthcare, Inc. (a)	26,423	1,723,044
Reata Pharmaceuticals, Inc. Class A (a)	12,702	2,103,197
Revance Therapeutics, Inc. (a)	44,368	1,048,416
Royalty Pharma PLC Class A	198,793	6,238,124
Scilex Holding Co. (a)	34,921	181,467
SIGA Technologies, Inc.	18,813	107,987
Supernus Pharmaceuticals, Inc. (a)	28,822	884,547
Tarsus Pharmaceuticals, Inc. (a)	9,134	201,039
Terns Pharmaceuticals, Inc. (a)	16,444	118,726
Theravance Biopharma, Inc. (a)	26,650	263,569
Tilray Brands, Inc. (a)	346,841	877,508
Ventyx Biosciences, Inc. (a)	19,964	739,666
Viatris, Inc.	631,406	6,648,705
Zoetis, Inc.	244,270	45,944,744
TOTAL PHARMACEUTICALS		842,847,372
TOTAL COMMON STOCKS (Cost $2,479,763,165)		3,074,971,386
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (c) (Cost $4,424,000)	4,424,000	4,424,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,484,187,165)		3,079,395,386
NET OTHER ASSETS (LIABILITIES) – 0.1%		4,359,102
NET ASSETS – 100.0%		$3,083,754,488

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	57	September 2023	7,761,690	$ 162,123	$ 162,123
CME E-mini Russell 2000 Index Contracts (United States)	7	September 2023	704,760	44,153	44,153
Total Equity Index Contracts					$ 206,276
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,074,971,386	$ 3,074,778,927	$ 181,467	$ 10,992
Money Market Funds	4,424,000	4,424,000	—	—
Total Investments in Securities:	$ 3,079,395,386	$ 3,079,202,927	$ 181,467	$ 10,992
Derivative Instruments:
Assets
Futures Contracts	$ 206,276	$ 206,276	$ —	$ —
Total Assets	$ 206,276	$ 206,276	$ —	$ —
Total Derivative Instruments:	$ 206,276	$ 206,276	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$206,276	$0
Total Equity Risk	206,276	0
Total Value of Derivatives	$206,276	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Fidelity® MSCI Industrials Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
AEROSPACE & DEFENSE – 15.8%
Aerospace & Defense – 15.8%
AAR Corp. (a)	6,076	$ 363,345
AeroVironment, Inc. (a)	4,610	439,149
AerSale Corp. (a)	4,153	62,336
Astronics Corp. (a)	4,341	91,074
Axon Enterprise, Inc. (a)	12,603	2,343,276
BWX Technologies, Inc.	16,649	1,148,781
Cadre Holdings, Inc.	3,028	70,462
Curtiss-Wright Corp.	6,978	1,335,310
Ducommun, Inc. (a)	2,256	113,116
General Dynamics Corp.	42,520	9,506,622
HEICO Corp.	7,961	1,400,977
HEICO Corp. Class A	13,473	1,890,936
Hexcel Corp.	15,346	1,084,655
Howmet Aerospace, Inc.	71,235	3,642,958
Huntington Ingalls Industries, Inc.	7,273	1,670,390
Kaman Corp.	4,552	104,195
Kratos Defense & Security Solutions, Inc. (a)	23,367	352,608
L3Harris Technologies, Inc.	34,590	6,554,459
Leonardo DRS, Inc. (a)	9,391	156,736
Lockheed Martin Corp.	41,503	18,525,694
Mercury Systems, Inc. (a)	9,433	358,265
Moog, Inc. Class A	5,247	553,244
National Presto Industries, Inc.	946	74,081
Northrop Grumman Corp.	26,305	11,705,725
Parsons Corp. (a)	7,709	380,979
Rocket Lab USA, Inc. (a)	43,062	317,367
RTX Corp.	266,430	23,427,190
Spirit AeroSystems Holdings, Inc. Class A	19,201	610,976
Textron, Inc.	37,369	2,906,187
The Boeing Co. (a)	103,650	24,756,802
TransDigm Group, Inc.	9,938	8,941,417
Triumph Group, Inc. (a)	11,671	147,638
V2X, Inc. (a)	2,327	119,747
Virgin Galactic Holdings, Inc. (a)	45,481	194,659
Woodward, Inc.	10,333	1,243,886
TOTAL AEROSPACE & DEFENSE		126,595,242
AIR FREIGHT & LOGISTICS – 5.6%
Air Freight & Logistics – 5.6%
Air Transport Services Group, Inc. (a)	3,201	64,532
CH Robinson Worldwide, Inc.	21,213	2,125,119
Expeditors International of Washington, Inc.	28,124	3,580,185
FedEx Corp.	43,478	11,736,886
Forward Air Corp.	4,773	567,223
GXO Logistics, Inc. (a)	21,625	1,450,389

	Shares	Value

Hub Group, Inc. Class A (a)	6,010	$ 541,681
United Parcel Service, Inc. Class B	131,700	24,645,021
TOTAL AIR FREIGHT & LOGISTICS		44,711,036
BUILDING PRODUCTS – 7.1%
Building Products – 7.1%
AAON, Inc.	8,379	881,973
Advanced Drainage Systems, Inc.	13,314	1,624,175
Allegion PLC	16,003	1,870,111
American Woodmark Corp. (a)	2,999	229,843
AO Smith Corp.	22,760	1,653,059
Apogee Enterprises, Inc.	4,005	198,368
Armstrong World Industries, Inc.	8,294	641,624
AZZ, Inc.	4,484	198,776
Builders FirstSource, Inc. (a)	25,130	3,629,526
Carlisle Cos., Inc.	9,301	2,578,237
Carrier Global Corp.	152,034	9,053,625
CSW Industrials, Inc.	2,801	505,720
Fortune Brands Home & Security, Inc.	23,123	1,643,352
Gibraltar Industries, Inc. (a)	5,684	367,584
Griffon Corp.	7,730	322,496
Hayward Holdings, Inc. (a)	17,261	230,607
Insteel Industries, Inc.	3,464	111,714
Janus International Group, Inc. (a)	15,869	181,224
JELD-WEN Holding, Inc. (a)	15,342	273,241
Johnson Controls International PLC	125,129	8,702,722
Lennox International, Inc.	5,815	2,136,664
Masco Corp.	41,039	2,490,246
Masonite International Corp. (a)	3,879	405,549
MasterBrand, Inc. (a)	23,168	286,125
Owens Corning	16,533	2,314,455
PGT Innovations, Inc. (a)	10,852	310,476
Quanex Building Products Corp.	5,993	168,643
Resideo Technologies, Inc. (a)	25,981	486,364
Simpson Manufacturing Co., Inc.	7,765	1,226,870
The AZEK Co., Inc. (a)	22,072	688,646
Trane Technologies PLC	41,713	8,319,241
Trex Co., Inc. (a)	19,807	1,369,456
UFP Industries, Inc.	11,377	1,169,100
Zurn Elkay Water Solutions Corp.	27,227	828,790
TOTAL BUILDING PRODUCTS		57,098,602
COMMERCIAL SERVICES & SUPPLIES – 6.7%
Commercial Printing – 0.1%
Brady Corp. Class A	8,475	437,140
Cimpress PLC (a)	3,067	213,156
Deluxe Corp.	7,805	148,217
Ennis, Inc.	4,914	105,848
		904,361

See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – 2.2%
ACV Auctions, Inc. Class A (a)	23,214	$ 406,013
Cintas Corp.	16,666	8,366,999
Copart, Inc. (a)	78,102	6,903,436
Driven Brands Holdings, Inc. (a)	12,074	312,354
Healthcare Services Group, Inc.	13,411	169,113
Liquidity Services, Inc. (a)	4,273	71,701
Matthews International Corp. Class A	5,329	244,601
OPENLANE, Inc. (a)	19,638	308,316
UniFirst Corp.	2,771	449,733
Viad Corp. (a)	3,754	105,900
VSE Corp.	2,061	110,779
		17,448,945
Environmental & Facilities Services – 4.1%
ABM Industries, Inc.	12,097	559,849
BrightView Holdings, Inc. (a)	7,590	58,519
Casella Waste Systems, Inc. Class A (a)	10,222	824,813
Clean Harbors, Inc. (a)	9,494	1,578,473
Enviri Corp. (a)	14,339	135,217
Heritage-Crystal Clean, Inc. (a)	3,292	151,662
Montrose Environmental Group, Inc. (a)	5,120	207,206
Republic Services, Inc.	40,311	6,091,395
Rollins, Inc.	44,859	1,831,593
SP Plus Corp. (a)	3,540	136,113
Stericycle, Inc. (a)	16,840	715,532
Tetra Tech, Inc.	9,696	1,640,660
Waste Connections, Inc.	46,897	6,620,450
Waste Management, Inc.	74,065	12,131,106
		32,682,588
Office Services & Supplies – 0.2%
ACCO Brands Corp.	17,057	103,877
HNI Corp.	8,371	243,512
Interface, Inc.	10,273	100,367
MillerKnoll, Inc.	13,636	266,857
MSA Safety, Inc.	6,785	1,126,310
Pitney Bowes, Inc.	18,240	71,866
Steelcase, Inc. Class A	15,182	130,110
		2,042,899
Security & Alarm Services – 0.1%
CoreCivic, Inc. (a)	20,677	200,567
The Brink's Co.	8,501	620,233
The Geo Group, Inc. (a)	22,457	167,754
		988,554
TOTAL COMMERCIAL SERVICES & SUPPLIES		54,067,347

	Shares	Value
CONSTRUCTION & ENGINEERING – 2.5%
Construction & Engineering – 2.5%
AECOM	24,035	$ 2,091,045
Ameresco, Inc. Class A (a)	5,812	338,316
API Group Corp. (a)	29,898	859,866
Arcosa, Inc.	8,832	681,654
Argan, Inc.	2,448	93,122
Comfort Systems USA, Inc.	6,509	1,132,371
Construction Partners, Inc. Class A (a)	7,456	219,206
Dycom Industries, Inc. (a)	5,363	534,048
EMCOR Group, Inc.	8,684	1,867,407
Fluor Corp. (a)	25,880	801,762
Granite Construction, Inc.	7,888	322,856
Great Lakes Dredge & Dock Corp. (a)	12,485	104,874
IES Holdings, Inc. (a)	1,452	83,229
MasTec, Inc. (a)	11,477	1,351,417
MDU Resources Group, Inc.	35,241	779,531
MYR Group, Inc. (a)	3,060	436,234
Primoris Services Corp.	9,603	304,991
Quanta Services, Inc.	26,433	5,329,421
Sterling Infrastructure, Inc. (a)	5,547	332,765
Valmont Industries, Inc.	3,886	1,028,818
WillScot Mobile Mini Holdings Corp. (a)	37,469	1,796,639
TOTAL CONSTRUCTION & ENGINEERING		20,489,572
ELECTRICAL EQUIPMENT – 7.5%
Electrical Components & Equipment – 7.4%
Acuity Brands, Inc.	5,788	956,409
Allied Motion Technologies, Inc.	2,562	99,662
AMETEK, Inc.	41,934	6,650,732
Array Technologies, Inc. (a)	27,580	525,399
Atkore, Inc. (a)	7,190	1,140,837
Blink Charging Co. (a)	9,632	61,645
ChargePoint Holdings, Inc. (a)	51,432	445,401
Eaton Corp. PLC	72,467	14,878,925
Emerson Electric Co.	104,043	9,504,328
Encore Wire Corp.	3,281	560,034
EnerSys	7,436	805,468
Enovix Corp. (a)	21,765	468,383
Fluence Energy, Inc. (a)	7,535	220,323
FREYR Battery S.A. (a)	19,356	162,978
FuelCell Energy, Inc. (a)	73,153	160,205
Generac Holdings, Inc. (a)	11,267	1,731,738
GrafTech International Ltd.	37,026	195,497
Hubbell, Inc.	9,758	3,044,496
NEXTracker, Inc. Class A (a)	8,728	369,631
nVent Electric PLC	30,161	1,594,914
Plug Power, Inc. (a)	97,243	1,275,828

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Preformed Line Products Co.	449	$ 77,906
Regal Rexnord Corp.	12,063	1,883,999
Rockwell Automation, Inc.	20,904	7,029,806
Sensata Technologies Holding PLC	27,774	1,173,452
SES AI Corp. (a)	13,794	43,313
Shoals Technologies Group, Inc. Class A (a)	30,904	802,268
Stem, Inc. (a)	26,476	187,185
SunPower Corp. (a)	15,769	155,640
Sunrun, Inc. (a)	39,093	741,985
Thermon Group Holdings, Inc. (a)	6,039	166,737
Vertiv Holdings Co.	58,680	1,526,267
Vicor Corp. (a)	4,086	377,015
		59,018,406
Heavy Electrical Equipment – 0.1%
Babcock & Wilcox Enterprises, Inc. (a)	11,044	60,521
Bloom Energy Corp. Class A (a)	33,472	597,810
NuScale Power Corp. (a)	4,418	33,488
TPI Composites, Inc. (a)	7,986	47,437
		739,256
TOTAL ELECTRICAL EQUIPMENT		59,757,662
GROUND TRANSPORTATION – 11.0%
Cargo Ground Transportation – 2.7%
ArcBest Corp.	4,449	517,508
Covenant Transportation Group, Inc.	1,457	79,785
Heartland Express, Inc.	8,542	139,662
JB Hunt Transport Services, Inc.	15,113	3,082,145
Knight-Swift Transportation Holdings, Inc.	29,314	1,780,825
Landstar System, Inc.	6,559	1,335,347
Marten Transport Ltd.	10,972	248,625
Old Dominion Freight Line, Inc.	18,018	7,558,371
PAM Transportation Services, Inc. (a)	1,259	32,558
RXO, Inc. (a)	21,395	471,760
Ryder System, Inc.	8,471	865,313
Saia, Inc. (a)	4,834	2,045,459
Schneider National, Inc. Class B	9,489	292,356
TuSimple Holdings, Inc. Class A (a)	24,958	58,402
U-Haul Holding Co.	17,675	1,011,187
Universal Logistics Holdings, Inc.	1,488	46,262
Werner Enterprises, Inc.	10,925	513,693
XPO Logistics, Inc. (a)	21,031	1,456,186
		21,535,444
Passenger Ground Transportation – 2.3%
Avis Budget Group, Inc. (a)	3,985	877,856
Hertz Global Holdings, Inc. (a)	26,326	443,593
Lyft, Inc. Class A (a)	60,364	767,226

	Shares	Value

Uber Technologies, Inc. (a)	330,029	$ 16,323,234
		18,411,909
Rail Transportation – 6.0%
CSX Corp.	372,989	12,427,994
Norfolk Southern Corp.	41,449	9,682,072
Union Pacific Corp.	111,118	25,781,598
		47,891,664
TOTAL GROUND TRANSPORTATION		87,839,017
INDUSTRIAL CONGLOMERATES – 7.2%
Industrial Conglomerates – 7.2%
3M Co.	100,416	11,196,384
General Electric Co.	198,524	22,679,382
Honeywell International, Inc.	121,215	23,531,468
TOTAL INDUSTRIAL CONGLOMERATES		57,407,234
MACHINERY – 20.5%
Agricultural & Farm Machinery – 3.2%
AGCO Corp.	11,581	1,541,431
Deere & Co.	51,260	22,021,296
Lindsay Corp.	1,982	262,674
The Toro Co.	18,992	1,930,537
Titan International, Inc. (a)	10,049	125,512
		25,881,450
Construction Machinery & Heavy Transportation Equipment – 6.2%
Alamo Group, Inc.	1,984	384,420
Allison Transmission Holdings, Inc.	16,794	985,640
Astec Industries, Inc.	4,084	201,750
Blue Bird Corp. (a)	3,766	78,860
Caterpillar, Inc.	94,016	24,930,223
Cummins, Inc.	25,769	6,720,555
Douglas Dynamics, Inc.	4,112	127,678
Federal Signal Corp.	11,078	676,755
Microvast Holdings, Inc. (a)	18,025	51,732
Nikola Corp. (a)	91,074	243,168
Oshkosh Corp.	11,922	1,097,658
PACCAR, Inc.	95,154	8,195,614
REV Group, Inc.	5,853	75,679
Terex Corp.	12,382	725,957
The Greenbrier Cos., Inc.	5,755	265,823
The Manitowoc Co., Inc. (a)	6,624	120,027
The Shyft Group, Inc.	5,975	86,219
Trinity Industries, Inc.	14,199	372,298
Wabash National Corp.	8,617	204,050
Westinghouse Air Brake Technologies Corp.	32,773	3,881,634
		49,425,740
Industrial Machinery & Supplies & Components – 11.1%
3D Systems Corp. (a)	23,502	204,702
Albany International Corp. Class A	5,704	549,181
Barnes Group, Inc.	8,847	347,687
See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Chart Industries, Inc. (a)	7,640	$ 1,391,702
CIRCOR International, Inc. (a)	3,304	184,033
Columbus McKinnon Corp.	5,159	218,432
Crane Co.	8,781	822,692
Desktop Metal, Inc. Class A (a)	45,981	83,685
Donaldson Co., Inc.	22,084	1,387,538
Dover Corp.	25,448	3,714,645
Energy Recovery, Inc. (a)	9,128	278,221
Enerpac Tool Group Corp.	10,312	283,374
EnPro Industries, Inc.	3,631	503,910
Esab Corp.	10,425	716,198
ESCO Technologies, Inc.	4,724	474,998
Flowserve Corp.	23,877	901,596
Fortive Corp.	64,316	5,039,159
Franklin Electric Co., Inc.	7,159	707,452
Gates Industrial Corp. PLC (a)	20,384	277,630
Graco, Inc.	30,589	2,426,625
Helios Technologies, Inc.	5,993	378,758
Hillenbrand, Inc.	12,659	657,509
Hillman Solutions Corp. (a)	35,060	344,990
Hyster-Yale Materials Handling, Inc.	1,705	81,431
IDEX Corp.	13,757	3,106,468
Illinois Tool Works, Inc.	55,501	14,614,523
Ingersoll Rand, Inc.	73,736	4,812,749
ITT, Inc.	15,076	1,501,570
John Bean Technologies Corp.	5,799	716,814
Kadant, Inc.	2,141	477,122
Kennametal, Inc.	14,066	428,732
Lincoln Electric Holdings, Inc.	10,484	2,104,244
Luxfer Holdings PLC	5,039	63,794
Mueller Industries, Inc.	9,857	799,008
Mueller Water Products, Inc. Class A	28,649	460,962
Nordson Corp.	9,381	2,360,353
Omega Flex, Inc.	669	59,889
Otis Worldwide Corp.	75,249	6,844,649
Parker Hannifin Corp.	23,359	9,577,424
Pentair PLC	30,033	2,087,294
Proto Labs, Inc. (a)	4,722	156,534
RBC Bearings, Inc. (a)	5,281	1,193,770
Snap-on, Inc.	9,670	2,634,495
SPX Technologies, Inc. (a)	8,299	702,178
Standex International Corp.	2,154	320,020
Stanley Black & Decker, Inc.	27,868	2,766,456
Symbotic, Inc. (a)	2,690	170,923
Tennant Co.	3,181	255,243
The Gorman-Rupp Co.	4,252	134,788
The Middleby Corp. (a)	9,287	1,410,231
The Timken Co.	11,904	1,105,406
Velo3D, Inc. (a)	15,608	35,742

	Shares	Value

Watts Water Technologies, Inc. Class A	4,987	$ 930,225
Xylem, Inc.	43,584	4,914,096
		88,721,850
TOTAL MACHINERY		164,029,040
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Eagle Bulk Shipping, Inc.	1,950	90,070
Genco Shipping & Trading Ltd.	7,658	111,041
Kirby Corp. (a)	2,706	220,485
Matson, Inc.	1,626	151,966
TOTAL MARINE TRANSPORTATION		573,562
PASSENGER AIRLINES – 0.5%
Passenger Airlines – 0.5%
Alaska Air Group, Inc. (a)	5,745	279,379
Allegiant Travel Co. (a)	854	105,640
American Airlines Group, Inc. (a)	29,857	500,105
Delta Air Lines, Inc.	29,256	1,353,383
Frontier Group Holdings, Inc. (a)	7,755	72,121
JetBlue Airways Corp. (a)	14,779	114,833
Joby Aviation, Inc. (a)	28,335	253,598
SkyWest, Inc. (a)	2,200	96,778
Southwest Airlines Co.	27,079	925,019
Spirit Airlines, Inc.	5,179	94,776
Sun Country Airlines Holdings, Inc. (a)	2,729	58,837
TOTAL PASSENGER AIRLINES		3,854,469
PROFESSIONAL SERVICES – 10.0%
Data Processing & Outsourced Services – 1.2%
Broadridge Financial Solutions, Inc.	21,435	3,599,365
Concentrix Corp.	8,077	672,330
Conduent, Inc. (a)	29,537	102,198
CSG Systems International, Inc.	5,636	290,761
ExlService Holdings, Inc. (a)	6,062	854,439
Maximus, Inc.	11,070	927,223
SS&C Technologies Holdings, Inc.	40,882	2,381,377
TaskUS, Inc. Class A (a)	4,965	59,878
TTEC Holdings, Inc.	3,403	117,199
Verra Mobility Corp. (a)	22,000	461,780
		9,466,550
Human Resource & Employment Services – 5.0%
Alight, Inc. Class A (a)	52,576	514,193
ASGN, Inc. (a)	8,992	686,269
Automatic Data Processing, Inc.	75,445	18,654,531
Barrett Business Services, Inc.	1,219	110,600
Ceridian HCM Holding, Inc. (a)	26,661	1,887,865
First Advantage Corp. (a)	10,696	160,440

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Human Resource & Employment Services – continued
Heidrick & Struggles International, Inc.	3,712	$ 101,226
HireRight Holdings Corp. (a)	3,428	36,714
Insperity, Inc.	6,550	770,608
Kelly Services, Inc. Class A	6,285	115,141
Kforce, Inc.	3,483	220,962
Korn Ferry	9,604	505,939
ManpowerGroup, Inc.	9,254	729,956
Paychex, Inc.	59,076	7,412,266
Paycom Software, Inc.	9,881	3,643,718
Paycor HCM, Inc. (a)	11,136	299,113
Paylocity Holding Corp. (a)	7,617	1,727,916
Robert Half, Inc.	19,636	1,456,009
Sterling Check Corp. (a)	4,341	52,135
TriNet Group, Inc. (a)	6,523	686,415
TrueBlue, Inc. (a)	5,777	86,366
Upwork, Inc. (a)	21,499	224,235
		40,082,617
Research & Consulting Services – 3.8%
Booz Allen Hamilton Holding Corp.	24,083	2,915,970
CACI International, Inc. Class A (a)	4,284	1,501,285
CBIZ, Inc. (a)	8,337	440,944
Clarivate PLC (a)	67,799	644,768
CRA International, Inc.	1,352	135,322
Dun & Bradstreet Holdings, Inc.	39,926	471,925
Equifax, Inc.	22,436	4,578,739
Exponent, Inc.	9,223	826,196
Forrester Research, Inc. (a)	2,170	69,158
Franklin Covey Co. (a)	2,219	105,735
FTI Consulting, Inc. (a)	6,180	1,082,489
Huron Consulting Group, Inc. (a)	3,465	327,685
ICF International, Inc.	3,443	404,862
Jacobs Solutions, Inc.	23,077	2,894,087
KBR, Inc.	24,826	1,526,551
Legalzoom.com, Inc. (a)	13,759	210,237
Leidos Holdings, Inc.	23,705	2,217,129
NV5 Global, Inc. (a)	2,521	276,175
Planet Labs PBC (a)	34,323	127,681
Resources Connection, Inc.	6,067	96,951
Science Applications International Corp.	9,544	1,158,069
TransUnion	35,175	2,803,096
Verisk Analytics, Inc.	26,300	6,021,122
		30,836,176
TOTAL PROFESSIONAL SERVICES		80,385,343
TRADING COMPANIES & DISTRIBUTORS – 5.1%
Trading Companies & Distributors – 5.1%
Air Lease Corp.	19,201	812,970

	Shares	Value

Alta Equipment Group, Inc.	3,192	$ 51,551
Applied Industrial Technologies, Inc.	7,030	1,019,280
Beacon Roofing Supply, Inc. (a)	9,369	802,642
BlueLinx Holdings, Inc. (a)	1,633	153,894
Boise Cascade Co.	7,225	747,715
Core & Main, Inc. Class A (a)	15,845	500,860
Custom Truck One Source, Inc. (a)	11,097	76,791
Distribution Solutions Group, Inc. (a)	841	46,625
DXP Enterprises, Inc. (a)	2,979	113,142
Fastenal Co.	103,977	6,094,092
Ferguson PLC	37,367	6,039,255
FTAI Aviation Ltd.	18,232	587,253
GATX Corp.	6,436	806,817
Global Industrial Co.	3,455	98,467
GMS, Inc. (a)	6,442	474,711
H&E Equipment Services, Inc.	5,907	286,962
Herc Holdings, Inc.	4,801	642,518
McGrath RentCorp	4,478	431,590
MRC Global, Inc. (a)	15,196	171,563
MSC Industrial Direct Co., Inc. Class A	8,609	868,820
NOW, Inc. (a)	19,876	226,388
Rush Enterprises, Inc. Class A	7,751	501,335
Rush Enterprises, Inc. Class B	1,033	70,977
SiteOne Landscape Supply, Inc. (a)	8,190	1,392,300
Titan Machinery, Inc. (a)	3,800	121,296
Transcat, Inc. (a)	1,438	120,619
Triton International Ltd.	9,651	813,676
United Rentals, Inc.	12,632	5,869,838
Univar Solutions, Inc. (a)	28,706	1,037,435
Veritiv Corp.	2,315	324,401
Watsco, Inc.	6,060	2,291,831
WESCO International, Inc.	8,401	1,474,964
WW Grainger, Inc.	8,236	6,082,204
Xometry, Inc. Class A (a)	6,904	143,327
TOTAL TRADING COMPANIES & DISTRIBUTORS		41,298,109
TOTAL COMMON STOCKS (Cost $685,722,138)		798,106,235
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $1,290,000)	1,290,000	1,290,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $687,012,138)		799,396,235
NET OTHER ASSETS (LIABILITIES) – 0.2%		1,709,391
NET ASSETS – 100.0%		$ 801,105,626

See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	22	September 2023	2,460,040	$ 72,298	$ 72,298
CME E-mini Russell 2000 Index Contracts (United States)	4	September 2023	402,720	6,812	6,812
Total Equity Index Contracts					$ 79,110
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 798,106,235	$ 798,106,235	$ —	$ —
Money Market Funds	1,290,000	1,290,000	—	—
Total Investments in Securities:	$ 799,396,235	$ 799,396,235	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 79,110	$ 79,110	$ —	$ —
Total Assets	$ 79,110	$ 79,110	$ —	$ —
Total Derivative Instruments:	$ 79,110	$ 79,110	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$79,110	$0
Total Equity Risk	79,110	0
Total Value of Derivatives	$79,110	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.4%
Communications Equipment – 3.4%
ADTRAN Holdings, Inc.	187,825	$ 1,827,537
Arista Networks, Inc. (a)	174,413	27,049,712
Calix, Inc. (a)	77,600	3,500,536
Cambium Networks Corp. (a)	30,946	501,325
Ciena Corp. (a)	139,838	5,901,164
Cisco Systems, Inc.	2,599,338	135,269,550
Clearfield, Inc. (a)	35,006	1,636,180
CommScope Holding Co., Inc. (a)	521,247	2,345,611
Digi International, Inc. (a)	70,310	2,948,098
Extreme Networks, Inc. (a)	165,967	4,413,063
F5, Inc. (a)	50,548	7,998,716
Harmonic, Inc. (a)	194,181	2,897,181
Infinera Corp. (a)	503,118	2,264,031
Juniper Networks, Inc.	265,454	7,379,621
Lumentum Holdings, Inc. (a)	80,075	4,192,727
Motorola Solutions, Inc.	110,856	31,774,655
NETGEAR, Inc. (a)	69,069	942,101
Netscout Systems, Inc. (a)	109,700	3,066,115
Ribbon Communications, Inc. (a)	234,010	744,152
ViaSat, Inc. (a)	98,456	3,046,229
Viavi Solutions, Inc. (a)	316,821	3,443,844
TOTAL COMMUNICATIONS EQUIPMENT		253,142,148
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.4%
Electronic Components – 1.1%
Amphenol Corp. Class A	393,469	34,747,247
Belden, Inc.	46,153	4,460,226
Coherent Corp. (a)	139,444	6,604,068
Corning, Inc.	559,334	18,983,796
Knowles Corp. (a)	169,162	3,090,590
Lightwave Logic, Inc. (a)	272,324	1,830,017
Littelfuse, Inc.	22,130	6,740,798
Rogers Corp. (a)	21,679	3,655,296
Vishay Intertechnology, Inc.	146,334	4,119,302
		84,231,340
Electronic Equipment & Instruments – 1.6%
Advanced Energy Industries, Inc.	40,335	5,049,135
Arlo Technologies, Inc. (a)	225,186	2,558,113
Badger Meter, Inc.	31,847	5,243,290
Cognex Corp.	141,503	7,728,894
Crane NXT Co.	62,162	3,676,882
Evolv Technologies Holdings, Inc. (a)	204,799	1,347,577
FARO Technologies, Inc. (a)	47,209	783,197
Itron, Inc. (a)	54,134	4,258,722
Keysight Technologies, Inc. (a)	121,720	19,606,658
MicroVision, Inc. (a)	442,046	1,768,184
Mirion Technologies, Inc. (a)	351,926	2,657,041
Napco Security Technologies, Inc.	74,109	2,777,605
National Instruments Corp.	117,026	6,904,534

	Shares	Value

nLight, Inc. (a)	109,162	$ 1,571,933
Novanta, Inc. (a)	33,174	5,868,481
OSI Systems, Inc. (a)	26,413	3,149,222
PAR Technology Corp. (a)	67,924	2,349,491
SmartRent, Inc. (a)	401,003	1,595,992
Teledyne Technologies, Inc. (a)	33,908	13,038,643
Trimble, Inc. (a)	190,495	10,248,631
Vishay Precision Group, Inc. (a)	30,045	1,123,984
Vontier Corp.	156,372	4,836,586
Zebra Technologies Corp. Class A (a)	38,708	11,920,516
		120,063,311
Electronic Manufacturing Services – 1.1%
Benchmark Electronics, Inc.	89,490	2,372,380
CTS Corp.	65,820	2,937,547
Fabrinet (a)	39,777	4,918,028
Flex Ltd. (a)	349,301	9,556,875
IPG Photonics Corp. (a)	33,863	4,451,291
Jabil, Inc.	102,447	11,337,810
Kimball Electronics, Inc. (a)	62,180	1,814,412
Methode Electronics, Inc.	82,447	2,773,517
Plexus Corp. (a)	36,602	3,604,931
Sanmina Corp. (a)	69,203	4,253,216
TE Connectivity Ltd.	211,238	30,310,541
TTM Technologies, Inc. (a)	199,758	2,868,525
		81,199,073
Technology Distributors – 0.6%
Arrow Electronics, Inc. (a)	49,695	7,083,525
Avnet, Inc.	97,515	4,729,478
CDW Corp.	94,599	17,696,635
ePlus, Inc. (a)	52,440	2,954,994
Insight Enterprises, Inc. (a)	30,655	4,496,782
PC Connection, Inc.	30,235	1,463,676
ScanSource, Inc. (a)	63,730	1,917,636
TD SYNNEX Corp.	49,493	4,885,454
		45,228,180
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		330,721,904
IT SERVICES – 5.5%
Internet Services & Infrastructure – 1.8%
Akamai Technologies, Inc. (a)	118,280	11,177,460
BigCommerce Holdings, Inc. Series 1 (a)	159,335	1,722,411
Cloudflare, Inc. Class A (a)	197,883	13,608,414
DigitalOcean Holdings, Inc. (a)	82,599	4,090,303
Fastly, Inc. Class A (a)	194,935	3,580,956
GoDaddy, Inc. Class A (a)	116,204	8,958,167
MongoDB, Inc. (a)	49,638	21,016,729
Okta, Inc. (a)	123,934	9,525,567
Rackspace Technology, Inc. (a)	125,947	292,197

See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
Snowflake, Inc. Class A (a)	172,037	$ 30,572,695
Squarespace, Inc. Class A (a)	87,791	2,909,394
Twilio, Inc. Class A (a)	142,893	9,435,225
VeriSign, Inc. (a)	67,594	14,258,954
		131,148,472
IT Consulting & Other Services – 3.7%
Accenture PLC Class A	401,287	126,947,142
Cognizant Technology Solutions Corp. Class A	344,390	22,740,072
DXC Technology Co. (a)	209,964	5,805,505
EPAM Systems, Inc. (a)	44,407	10,516,022
Gartner, Inc. (a)	54,341	19,214,434
Grid Dynamics Holdings, Inc. (a)	141,106	1,470,324
International Business Machines Corp.	581,024	83,772,040
Kyndryl Holdings, Inc. (a)	293,180	4,004,839
Perficient, Inc. (a)	45,319	2,890,899
The Hackett Group, Inc.	61,500	1,429,875
Thoughtworks Holding, Inc. (a)	239,053	1,694,886
		280,486,038
TOTAL IT SERVICES		411,634,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 22.4%
Semiconductor Materials & Equipment – 3.9%
ACM Research, Inc. Class A (a)	116,882	1,531,154
Aehr Test Systems (a)	65,435	3,413,090
Amkor Technology, Inc.	139,530	4,058,928
Applied Materials, Inc.	542,200	82,192,098
Axcelis Technologies, Inc. (a)	31,563	6,327,750
Cohu, Inc. (a)	78,051	3,406,926
Enphase Energy, Inc. (a)	95,522	14,503,105
Entegris, Inc.	111,334	12,214,453
FormFactor, Inc. (a)	108,051	4,015,175
Ichor Holdings Ltd. (a)	71,691	2,775,876
KLA Corp.	90,496	46,510,419
Kulicke & Soffa Industries, Inc.	69,768	4,177,708
Lam Research Corp.	87,248	62,686,816
MKS Instruments, Inc.	55,961	6,109,262
Onto Innovation, Inc. (a)	47,947	5,960,771
PDF Solutions, Inc. (a)	63,328	2,912,455
Photronics, Inc. (a)	131,282	3,472,409
SolarEdge Technologies, Inc. (a)	42,245	10,200,478
Teradyne, Inc.	113,892	12,862,962
Ultra Clean Holdings, Inc. (a)	82,265	3,134,296
Veeco Instruments, Inc. (a)	106,926	3,011,036
		295,477,167
Semiconductors – 18.5%
Advanced Micro Devices, Inc. (a)	1,023,702	117,111,509
Allegro MicroSystems, Inc. (a)	92,412	4,769,383

	Shares	Value

Alpha & Omega Semiconductor Ltd. (a)	59,872	$ 1,968,591
Ambarella, Inc. (a)	47,216	3,938,759
Analog Devices, Inc.	325,356	64,918,283
Broadcom, Inc.	263,631	236,911,998
CEVA, Inc. (a)	56,885	1,544,997
Cirrus Logic, Inc. (a)	58,593	4,734,314
Credo Technology Group Holding Ltd. (a)	212,744	3,610,266
Diodes, Inc. (a)	48,745	4,605,915
First Solar, Inc. (a)	73,159	15,173,177
Impinj, Inc. (a)	36,310	2,418,972
indie Semiconductor, Inc. Class A (a)	286,866	2,719,490
Intel Corp.	2,667,299	95,409,285
Lattice Semiconductor Corp. (a)	105,687	9,611,176
MACOM Technology Solutions Holdings, Inc. (a)	65,361	4,570,041
MagnaChip Semiconductor Corp. (a)	106,910	988,917
Marvell Technology, Inc.	571,544	37,224,661
MaxLinear, Inc. (a)	104,477	2,577,448
Microchip Technology, Inc.	363,974	34,191,717
Micron Technology, Inc.	708,962	50,612,797
Monolithic Power Systems, Inc.	31,799	17,791,222
Navitas Semiconductor Corp. (a)	253,779	2,684,982
NVIDIA Corp.	722,690	337,705,810
NXP Semiconductors N.V.	171,663	38,277,416
ON Semiconductor Corp. (a)	289,409	31,183,820
Power Integrations, Inc.	56,399	5,478,599
Qorvo, Inc. (a)	80,851	8,895,227
QUALCOMM, Inc.	713,827	94,346,515
Rambus, Inc. (a)	100,614	6,299,442
Semtech Corp. (a)	122,397	3,573,992
Silicon Laboratories, Inc. (a)	32,054	4,780,534
SiTime Corp. (a)	27,059	3,490,882
Skyworks Solutions, Inc.	116,428	13,315,870
SMART Global Holdings, Inc. (a)	111,046	2,953,824
Synaptics, Inc. (a)	46,832	4,229,398
Texas Instruments, Inc.	578,010	104,041,800
Universal Display Corp.	41,155	6,003,691
Wolfspeed, Inc. (a)	114,492	7,545,023
		1,392,209,743
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,687,686,910
SOFTWARE – 39.8%
Application Software – 14.3%
8x8, Inc. (a)	284,228	1,347,241
ACI Worldwide, Inc. (a)	150,317	3,485,851
Adobe, Inc. (a)	291,766	159,353,931
Agilysys, Inc. (a)	44,375	3,267,331
Alarm.com Holdings, Inc. (a)	65,689	3,626,690

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Alkami Technology, Inc. (a)	105,055	$ 1,773,328
Altair Engineering, Inc. Class A (a)	59,332	4,446,340
Alteryx, Inc. Class A (a)	84,385	3,498,602
American Software, Inc. Class A	80,357	926,516
Amplitude, Inc. Class A (a)	139,745	1,618,247
ANSYS, Inc. (a)	59,575	20,380,607
Appfolio, Inc. Class A (a)	22,798	4,117,091
AppLovin Corp. Class A (a)	174,203	5,469,974
Asana, Inc. Class A (a)	127,941	3,106,407
Aspen Technology, Inc. (a)	29,363	5,241,295
Atlassian Corp. Ltd. Class A (a)	104,827	19,072,224
Aurora Innovation, Inc. (a)	1,459,295	4,786,488
Autodesk, Inc. (a)	142,626	30,235,286
AvePoint, Inc. (a)	288,731	1,790,132
Bentley Systems, Inc. Class B	176,012	9,483,527
Bills Holdings, Inc. (a)	76,618	9,603,300
Black Knight, Inc. (a)	129,564	9,110,940
Blackbaud, Inc. (a)	52,761	3,980,817
Blackline, Inc. (a)	66,702	3,874,052
Box, Inc. Class A (a)	153,796	4,806,125
Braze, Inc. Class A (a)	74,673	3,394,635
C3.ai, Inc. Class A (a)	121,332	5,095,944
Cadence Design Systems, Inc. (a)	178,772	41,834,436
CCC Intelligent Solutions Holdings, Inc. (a)	282,013	3,107,783
Cerence, Inc. (a)	99,760	2,774,326
Clear Secure, Inc. Class A	129,254	3,064,612
Clearwater Analytics Holdings, Inc. Class A (a)	173,141	2,983,219
Consensus Cloud Solutions, Inc. (a)	47,575	1,541,906
Couchbase, Inc. (a)	80,289	1,340,023
CS Disco, Inc. (a)	59,773	582,189
Datadog, Inc. Class A (a)	174,793	20,401,839
Digital Turbine, Inc. (a)	246,777	2,675,063
DocuSign, Inc. (a)	161,516	8,692,791
Domo, Inc. Class B (a)	75,403	1,347,452
DoubleVerify Holdings, Inc. (a)	121,267	5,105,341
Dropbox, Inc. Class A (a)	235,966	6,359,284
Dynatrace, Inc. (a)	171,487	9,378,624
E2open Parent Holdings, Inc. (a)	380,012	1,957,062
Ebix, Inc.	62,175	1,924,938
Elastic N.V. (a)	76,482	5,082,229
Enfusion, Inc. Class A (a)	31,983	347,016
EngageSmart, Inc. (a)	124,318	2,357,069
Envestnet, Inc. (a)	35,211	2,182,378
Everbridge, Inc. (a)	95,089	2,932,545
Expensify, Inc. Class A (a)	85,845	691,911
Fair Isaac Corp. (a)	17,925	15,020,612
Five9, Inc. (a)	70,210	6,160,927

	Shares	Value

ForgeRock, Inc. Class A (a)	103,595	$ 2,139,237
Freshworks, Inc. Class A (a)	198,580	3,705,503
Guidewire Software, Inc. (a)	74,535	6,322,059
HashiCorp, Inc. Class A (a)	121,331	3,592,611
HubSpot, Inc. (a)	32,813	19,049,587
Informatica, Inc. Class A (a)	90,497	1,723,063
Intapp, Inc. (a)	48,085	1,974,370
InterDigital, Inc.	38,883	3,604,065
Intuit, Inc.	179,384	91,790,793
Jamf Holding Corp. (a)	122,288	2,656,095
LivePerson, Inc. (a)	171,704	815,594
LiveRamp Holdings, Inc. (a)	110,951	3,166,542
Manhattan Associates, Inc. (a)	48,028	9,155,097
Marathon Digital Holdings, Inc. (a)	279,353	4,852,362
Matterport, Inc. (a)	622,028	2,108,675
MeridianLink, Inc. (a)	50,697	1,132,571
MicroStrategy, Inc. Class A (a)	12,786	5,598,734
Mitek Systems, Inc. (a)	112,321	1,146,797
Model N, Inc. (a)	77,383	2,578,402
nCino, Inc. (a)	94,243	3,048,761
NCR Corp. (a)	157,823	4,242,282
New Relic, Inc. (a)	61,285	5,146,714
Nutanix, Inc. Class A (a)	210,407	6,354,291
Olo, Inc. Class A (a)	247,965	1,949,005
ON24, Inc.	83,491	738,895
PagerDuty, Inc. (a)	138,680	3,594,586
Palantir Technologies, Inc. Class A (a)	1,261,966	25,037,405
Pegasystems, Inc.	62,150	3,278,412
PowerSchool Holdings, Inc. Class A (a)	134,127	3,241,850
Procore Technologies, Inc. (a)	76,528	5,804,649
PROS Holdings, Inc. (a)	89,328	3,394,464
PTC, Inc. (a)	83,064	12,111,562
Q2 Holdings, Inc. (a)	99,366	3,524,512
Rimini Street, Inc. (a)	133,978	364,420
RingCentral, Inc. Class A (a)	105,605	4,367,823
Riot Blockchain, Inc. (a)	264,825	4,904,559
Roper Technologies, Inc.	70,131	34,578,090
Salesforce, Inc. (a)	634,280	142,719,343
Samsara, Inc. Class A (a)	149,091	4,165,603
SEMrush Holdings, Inc. Class A (a)	89,279	947,250
Smartsheet, Inc. Class A (a)	125,006	5,550,266
SoundHound AI, Inc. Class A (a)	362,404	844,401
SoundThinking, Inc. (a)	23,144	525,832
Splunk, Inc. (a)	115,429	12,504,424
Sprinklr, Inc. Class A (a)	186,010	2,611,580
Sprout Social, Inc. Class A (a)	68,635	3,921,804
SPS Commerce, Inc. (a)	32,928	5,939,882
Synopsys, Inc. (a)	99,459	44,935,576
Tyler Technologies, Inc. (a)	30,835	12,230,086
See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Unity Software, Inc. (a)	197,668	$ 9,061,101
Verint Systems, Inc. (a)	91,486	3,418,832
Vertex, Inc. Class A (a)	106,106	2,202,761
Workday, Inc. Class A (a)	136,077	32,267,939
Workiva, Inc. (a)	49,439	5,205,432
Yext, Inc. (a)	245,603	2,387,261
Zeta Global Holdings Corp. Class A (a)	293,239	2,703,664
Zoom Video Communications, Inc. Class A (a)	172,534	12,655,369
		1,076,331,339
Systems Software – 25.5%
A10 Networks, Inc.	174,975	2,715,612
Adeia, Inc.	241,429	2,901,977
Appian Corp. Class A (a)	60,796	3,132,210
CommVault Systems, Inc. (a)	52,406	4,084,000
Crowdstrike Holdings, Inc. Class A (a)	150,748	24,369,922
Dolby Laboratories, Inc. Class A	59,284	5,253,155
Fortinet, Inc. (a)	440,854	34,263,173
Gitlab, Inc. Class A (a)	91,657	4,548,937
JFrog Ltd. (a)	112,875	3,473,164
Microsoft Corp.	4,431,703	1,488,697,672
N-Able, Inc. (a)	158,500	2,230,095
NortonLifelock, Inc.	460,251	8,951,882
OneSpan, Inc. (a)	77,582	1,065,977
Oracle Corp.	1,030,697	120,828,609
Palo Alto Networks, Inc. (a)	198,295	49,565,818
Progress Software Corp.	61,166	3,673,630
Qualys, Inc. (a)	38,081	5,285,643
Rapid7, Inc. (a)	81,351	3,734,824
SentinelOne, Inc. Class A (a)	274,163	4,570,297
ServiceNow, Inc. (a)	130,945	76,340,935
SolarWinds Corp. (a)	123,436	1,301,016
Tenable Holdings, Inc. (a)	117,870	5,735,554
Teradata Corp. (a)	99,093	5,633,437
UiPath, Inc. Class A (a)	327,126	5,914,438
Varonis Systems, Inc. (a)	141,112	4,049,914
VMware, Inc. Class A (a)	160,316	25,270,611
Xperi, Inc. (a)	105,828	1,388,463

	Shares	Value

Zscaler, Inc. (a)	67,222	$ 10,781,064
Zuora, Inc. Class A (a)	266,855	3,130,209
		1,912,892,238
TOTAL SOFTWARE		2,989,223,577
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 24.3%
Technology Hardware, Storage & Peripherals – 24.3%
Apple, Inc.	8,719,143	1,712,875,642
Avid Technology, Inc. (a)	88,066	2,099,494
Corsair Gaming, Inc. (a)	110,355	2,039,360
DELL Technologies, Inc. Class C	197,974	10,476,784
Hewlett Packard Enterprise Co.	921,814	16,021,127
HP, Inc.	613,431	20,138,940
IonQ, Inc. (a)	294,807	5,675,035
NetApp, Inc.	158,741	12,383,385
Pure Storage, Inc. Class A (a)	248,367	9,187,095
Seagate Technology Holdings PLC	148,684	9,441,434
Super Micro Computer, Inc. (a)	39,558	13,064,821
Western Digital Corp. (a)	249,487	10,618,167
Xerox Holdings Corp.	202,313	3,232,962
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,827,254,246
TOTAL COMMON STOCKS (Cost $4,483,179,747)		7,499,663,295
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $10,964,000)	10,964,000	10,964,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $4,494,143,747)		7,510,627,295
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,387,988
NET ASSETS – 100.0%		$7,512,015,283

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	September 2023	$ 503,400	$ 24,197	$ 24,197
CME E-mini Technology Select Sector Index Contracts (United States)	59	September 2023	10,664,250	510,130	510,130
Total Equity Index Contracts					$ 534,327
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 7,499,663,295	$ 7,499,663,295	$ —	$ —
Money Market Funds	10,964,000	10,964,000	—	—
Total Investments in Securities:	$ 7,510,627,295	$ 7,510,627,295	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 534,327	$ 534,327	$ —	$ —
Total Assets	$ 534,327	$ 534,327	$ —	$ —
Total Derivative Instruments:	$ 534,327	$ 534,327	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$534,327	$0
Total Equity Risk	534,327	0
Total Value of Derivatives	$534,327	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
73	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 61.9%
Commodity Chemicals – 7.3%
AdvanSix, Inc.	10,656	$ 427,412
Cabot Corp.	21,859	1,551,989
Dow, Inc.	275,274	15,544,723
Hawkins, Inc.	7,789	364,136
Koppers Holdings, Inc.	8,079	309,102
Kronos Worldwide, Inc.	8,911	83,318
LyondellBasell Industries N.V. Class A	101,237	10,008,290
Mativ Holdings, Inc.	21,204	333,751
Olin Corp.	48,340	2,788,251
Origin Materials, Inc. (a)	42,013	188,218
Orion SA	22,203	486,690
PureCycle Technologies, Inc. (a)	35,046	414,945
Trinseo PLC	10,973	193,344
Tronox Holdings PLC Class A	44,979	597,771
Westlake Corp.	14,908	2,049,850
		35,341,790
Diversified Chemicals – 0.9%
Huntsman Corp.	67,721	2,016,054
LSB Industries, Inc. (a)	19,281	215,369
The Chemours Co.	57,879	2,140,366
		4,371,789
Fertilizers & Agricultural Chemicals – 6.9%
American Vanguard Corp.	10,906	196,962
CF Industries Holdings, Inc.	76,197	6,254,250
Corteva, Inc.	277,069	15,635,004
FMC Corp.	48,656	4,682,167
Intrepid Potash, Inc. (a)	4,013	110,357
The Mosaic Co.	129,124	5,263,094
The Scotts Miracle-Gro Co. Class A	16,273	1,139,761
		33,281,595
Industrial Gases – 20.8%
Air Products & Chemicals, Inc.	86,348	26,364,635
Linde PLC	190,648	74,480,454
		100,845,089
Specialty Chemicals – 26.0%
Albemarle Corp.	45,607	9,681,454
Amyris, Inc. (a)	92,504	82,033
Ashland, Inc.	20,064	1,833,047
Aspen Aerogels, Inc. (a)	24,557	204,805
Avient Corp.	33,578	1,360,916
Axalta Coating Systems Ltd. (a)	85,947	2,750,304
Balchem Corp.	12,520	1,686,945
Celanese Corp.	40,935	5,132,840
Chase Corp.	2,964	373,138
DuPont de Nemours, Inc.	178,470	13,854,626
Eastman Chemical Co.	46,322	3,964,237
Ecolab, Inc.	99,614	18,243,308
ECOVYST, Inc. (a)	40,658	499,687

	Shares	Value

Element Solutions, Inc.	89,234	$ 1,870,345
FutureFuel Corp.	9,964	96,850
Ginkgo Bioworks Holdings, Inc. (a)	366,729	920,490
HB Fuller Co.	20,890	1,546,487
Ingevity Corp. (a)	13,752	880,403
Innospec, Inc.	9,716	1,040,972
International Flavors & Fragrances, Inc.	99,173	8,391,027
Livent Corp. (a)	69,894	1,720,790
Minerals Technologies, Inc.	12,679	777,857
NewMarket Corp.	2,828	1,277,408
Perimeter Solutions S.A. (a)	55,607	309,175
PPG Industries, Inc.	91,510	13,168,289
Quaker Chemical Corp.	4,895	980,860
RPM International, Inc.	50,122	5,178,104
Sensient Technologies Corp.	16,387	1,049,423
Stepan Co.	8,664	830,184
The Sherwin-Williams Co.	95,461	26,394,966
		126,100,970
TOTAL CHEMICALS		299,941,233
CONSTRUCTION MATERIALS – 5.7%
Construction Materials – 5.7%
Eagle Materials, Inc.	14,018	2,584,499
Knife River Corp. (a)	18,671	811,628
Martin Marietta Materials, Inc.	24,105	10,761,918
Summit Materials, Inc. Class A (a)	46,243	1,673,072
United States Lime & Minerals, Inc.	873	179,497
Vulcan Materials Co.	51,734	11,407,347
TOTAL CONSTRUCTION MATERIALS		27,417,961
CONTAINERS & PACKAGING – 11.4%
Metal, Glass & Plastic Containers – 4.6%
AptarGroup, Inc.	25,422	3,087,756
Ball Corp.	122,240	7,174,266
Berry Global Group, Inc.	47,202	3,095,035
Crown Holdings, Inc.	46,699	4,331,799
Greif, Inc. Class A	10,104	747,393
Greif, Inc. Class B	2,082	164,624
Myers Industries, Inc.	12,139	238,046
O-I Glass, Inc. (a)	60,244	1,383,202
Silgan Holdings, Inc.	34,276	1,503,003
Trimas Corp.	16,106	414,890
		22,140,014
Paper & Plastic Packaging Products & Materials – 6.8%
Amcor PLC	577,687	5,927,069
Avery Dennison Corp.	31,536	5,802,939
Graphic Packaging Holding Co.	119,490	2,891,658
International Paper Co.	129,045	4,653,363
Packaging Corp. of America	34,948	5,359,276
Pactiv Evergreen, Inc.	17,358	149,452

See accompanying notes which are an integral part of the financial statements.
Annual Report	74

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper & Plastic Packaging Products & Materials – continued
Ranpak Holdings Corp. (a)	18,124	$ 116,175
Sealed Air Corp.	56,037	2,556,408
Sonoco Products Co.	38,093	2,233,773
Westrock Co.	99,011	3,296,076
		32,986,189
TOTAL CONTAINERS & PACKAGING		55,126,203
METALS & MINING – 20.3%
Aluminum – 0.9%
Alcoa Corp.	69,359	2,510,102
Arconic Corp. (a)	38,577	1,153,067
Century Aluminum Co. (a)	21,567	200,573
Kaiser Aluminum Corp.	6,169	500,923
		4,364,665
Copper – 5.1%
Freeport-McMoRan, Inc.	556,269	24,837,411
Diversified Metals & Mining – 0.7%
Compass Minerals International, Inc.	13,556	513,366
Ivanhoe Electric, Inc. (a)	20,069	326,322
Materion Corp.	8,025	956,098
MP Materials Corp. (a)	41,458	988,773
Piedmont Lithium, Inc. (a)	7,096	389,287
		3,173,846
Gold – 3.4%
Coeur Mining, Inc. (a)	125,112	385,345
Newmont Corp.	308,913	13,258,546
Royal Gold, Inc.	25,523	3,066,333
		16,710,224
Silver – 0.3%
Hecla Mining Co.	222,027	1,278,875
Steel – 9.9%
Alpha Metallurgical Resources, Inc.	5,265	912,003
Arch Resources, Inc.	6,442	827,411
ATI, Inc. (a)	49,991	2,383,571
Carpenter Technology Corp.	18,892	1,130,875
Cleveland-Cliffs, Inc. (a)	200,257	3,534,536
Commercial Metals Co.	45,540	2,605,799
Haynes International, Inc.	4,918	246,687
Nucor Corp.	97,956	16,857,248
Olympic Steel, Inc.	3,882	216,577

	Shares	Value

Ramaco Resources, Inc.	10,381	$ 95,505
Reliance Steel & Aluminum Co.	22,878	6,700,051
Ryerson Holding Corp.	8,970	381,135
Schnitzer Steel Industries, Inc. Class A	10,083	365,106
Steel Dynamics, Inc.	63,376	6,754,614
SunCoke Energy, Inc.	32,440	288,067
TimkenSteel Corp. (a)	15,380	358,354
United States Steel Corp.	88,372	2,253,486
Warrior Met Coal, Inc.	20,249	896,018
Worthington Industries, Inc.	12,592	939,615
		47,746,658
TOTAL METALS & MINING		98,111,679
PAPER & FOREST PRODUCTS – 0.6%
Forest Products – 0.4%
Louisiana-Pacific Corp.	25,221	1,920,075
Paper Products – 0.2%
Clearwater Paper Corp. (a)	6,615	213,202
Mercer International, Inc.	15,469	137,674
Sylvamo Corp.	14,820	727,217
		1,078,093
TOTAL PAPER & FOREST PRODUCTS		2,998,168
TOTAL COMMON STOCKS (Cost $479,272,079)		483,595,244
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $889,000)	889,000	889,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $480,161,079)		484,484,244
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(382,128)
NET ASSETS – 100.0%		$ 484,102,116

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
75	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Materials Select Sector Index Contracts (United States)	5	September 2023	$456,400	$19,088	$19,088
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 483,595,244	$ 483,595,244	$ —	$ —
Money Market Funds	889,000	889,000	—	—
Total Investments in Securities:	$ 484,484,244	$ 484,484,244	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 19,088	$ 19,088	$ —	$ —
Total Assets	$ 19,088	$ 19,088	$ —	$ —
Total Derivative Instruments:	$ 19,088	$ 19,088	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$19,088	$0
Total Equity Risk	19,088	0
Total Value of Derivatives	$19,088	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	76

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
DIVERSIFIED REITS – 2.1%
Diversified REITs – 2.1%
Alexander & Baldwin, Inc.	57,174	$ 1,097,741
American Assets Trust, Inc.	41,261	928,372
Armada Hoffler Properties, Inc.	54,203	673,201
Broadstone Net Lease, Inc.	145,391	2,369,873
Empire State Realty Trust, Inc. Class A	107,967	966,305
Essential Properties Realty Trust, Inc.	115,001	2,823,275
Gladstone Commercial Corp.	33,267	442,451
Global Net Lease, Inc.	82,308	879,872
One Liberty Properties, Inc.	13,806	282,057
WP Carey, Inc.	165,424	11,171,083
TOTAL DIVERSIFIED REITS		21,634,230
HEALTH CARE REITS – 8.1%
Health Care REITs – 8.1%
CareTrust REIT, Inc.	77,803	1,617,524
Community Healthcare Trust, Inc.	20,476	721,574
Global Medical REIT, Inc.	48,991	485,011
Healthcare Realty Trust, Inc.	294,736	5,756,194
Healthpeak Properties, Inc.	423,045	9,235,072
LTC Properties, Inc.	32,181	1,079,994
Medical Properties Trust, Inc.	462,706	4,668,704
National Health Investors, Inc.	34,107	1,872,816
Omega Healthcare Investors, Inc.	181,309	5,783,757
Physicians Realty Trust	185,064	2,727,843
Sabra Health Care REIT, Inc.	182,387	2,369,207
Universal Health Realty Income Trust	10,648	508,229
Ventas, Inc.	309,405	15,012,331
Welltower, Inc.	383,836	31,532,128
TOTAL HEALTH CARE REITS		83,370,384
HOTEL & RESORT REITS – 2.7%
Hotel & Resort REITs – 2.7%
Apple Hospitality REIT, Inc.	169,044	2,620,182
Chatham Lodging Trust	37,654	361,478
DiamondRock Hospitality Co.	163,639	1,390,932
Host Hotels & Resorts, Inc.	551,808	10,153,267
Park Hotels & Resorts, Inc.	172,324	2,348,776
Pebblebrook Hotel Trust	97,228	1,502,173
RLJ Lodging Trust	125,404	1,291,661
Ryman Hospitality Properties, Inc.	40,656	3,874,110
Service Properties Trust	133,321	1,131,895
Summit Hotel Properties, Inc.	90,490	582,756
Sunstone Hotel Investors, Inc.	156,269	1,592,381
Xenia Hotels & Resorts, Inc.	86,617	1,100,036
TOTAL HOTEL & RESORT REITS		27,949,647

	Shares	Value
INDUSTRIAL REITS – 12.4%
Industrial REITs – 12.4%
Americold Realty Trust, Inc.	208,969	$ 6,774,775
EastGroup Properties, Inc.	34,233	6,065,403
First Industrial Realty Trust, Inc.	102,347	5,291,340
LXP Industrial Trust	230,059	2,316,694
Plymouth Industrial REIT, Inc.	32,221	733,672
Prologis, Inc.	714,202	89,096,700
Rexford Industrial Realty, Inc.	155,292	8,555,036
STAG Industrial, Inc.	138,914	5,042,578
Terreno Realty Corp.	64,063	3,801,499
TOTAL INDUSTRIAL REITS		127,677,697
OFFICE REITS – 4.7%
Office REITs – 4.7%
Alexandria Real Estate Equities, Inc.	127,120	15,976,442
Boston Properties, Inc.	115,094	7,668,713
Brandywine Realty Trust	141,624	715,201
Corporate Office Properties Trust	87,017	2,262,442
Cousins Properties, Inc.	117,213	2,863,514
Douglas Emmett, Inc.	137,103	2,015,414
Easterly Government Properties, Inc.	71,559	1,056,211
Equity Commonwealth	87,507	1,714,262
Highwoods Properties, Inc.	81,565	2,061,147
Hudson Pacific Properties, Inc.	99,651	584,951
JBG SMITH Properties	83,383	1,394,998
Kilroy Realty Corp.	85,958	3,068,701
Office Properties Income Trust	38,945	299,876
Orion Office REIT, Inc.	49,442	321,373
Paramount Group, Inc.	127,415	667,655
Piedmont Office Realty Trust, Inc. Class A	100,429	747,192
SL Green Realty Corp.	50,324	1,897,718
Vornado Realty Trust	126,088	2,834,458
TOTAL OFFICE REITS		48,150,268
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.5%
Diversified Real Estate Activities – 0.2%
Tejon Ranch Co. (a)	17,016	299,652
The RMR Group, Inc. Class A	12,032	283,714
The St. Joe Co.	27,700	1,758,396
		2,341,762
Real Estate Development – 0.3%
Forestar Group, Inc. (a)	16,232	478,519
The Howard Hughes Corp. (a)	27,065	2,285,098
		2,763,617
Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.	125,074	2,003,686
FRP Holdings, Inc. (a)	5,826	334,238
Kennedy-Wilson Holdings, Inc.	76,506	1,262,349

See accompanying notes which are an integral part of the financial statements.
77	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Operating Companies – continued
Seritage Growth Properties, Class A (a)	29,711	$ 278,986
		3,879,259
Real Estate Services – 6.6%
Anywhere Real Estate, Inc. (a)	80,767	676,827
CBRE Group, Inc. Class A (a)	240,365	20,024,808
Compass, Inc. Class A (a)	231,483	969,914
CoStar Group, Inc. (a)	314,598	26,416,794
Cushman & Wakefield PLC (a)	123,814	1,217,092
eXp World Holdings, Inc.	57,855	1,442,904
Jones Lang LaSalle, Inc. (a)	36,777	6,125,209
Marcus & Millichap, Inc.	19,891	729,602
Newmark Group, Inc. Class A	112,958	781,669
Opendoor Technologies, Inc. (a)	398,011	2,033,836
RE/MAX Holdings, Inc. Class A	15,732	310,078
Redfin Corp. (a)	85,135	1,275,322
Zillow Group, Inc. Class C (a)	118,629	6,424,947
		68,429,002
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		77,413,640
RESIDENTIAL REITS – 14.0%
Multi-Family Residential REITs – 9.2%
Apartment Income REIT Corp.	115,182	3,978,386
Apartment Investment and Management Co. Class A	106,756	889,278
AvalonBay Communities, Inc.	108,284	20,427,777
Camden Property Trust	82,522	9,002,325
Centerspace	12,188	757,240
Elme Communities	69,464	1,128,790
Equity Residential	278,388	18,356,905
Essex Property Trust, Inc.	49,857	12,142,672
Independence Realty Trust, Inc.	173,940	2,963,938
Mid-America Apartment Communities, Inc.	90,179	13,496,189
NexPoint Residential Trust, Inc.	18,523	769,816
UDR, Inc.	241,856	9,887,073
Veris Residential, Inc. (a)	57,450	1,073,166
		94,873,555
Single-Family Residential REITs – 4.8%
American Homes 4 Rent Class A	251,376	9,421,572
Equity Lifestyle Properties, Inc.	136,794	9,736,997
Invitation Homes, Inc.	473,217	16,799,203
Sun Communities, Inc.	96,229	12,538,639
UMH Properties, Inc.	44,375	738,844
		49,235,255
TOTAL RESIDENTIAL REITS		144,108,810

	Shares	Value
RETAIL REITS – 12.6%
Retail REITs – 12.6%
Acadia Realty Trust	74,272	$ 1,166,813
Agree Realty Corp.	69,785	4,520,672
Alexander's, Inc.	1,946	376,298
American Finance Trust, Inc.	107,133	760,644
Brixmor Property Group, Inc.	232,256	5,281,501
CBL & Associates Properties, Inc.	9,105	198,216
Federal Realty Investment Trust	56,678	5,753,951
Getty Realty Corp.	34,819	1,125,350
InvenTrust Properties Corp.	53,282	1,296,884
Kimco Realty Corp.	478,863	9,701,764
Kite Realty Group Trust	169,428	3,876,513
NETSTREIT Corp.	45,427	812,689
NNN REIT, Inc.	140,661	6,003,412
Phillips Edison & Co., Inc.	90,590	3,198,733
Realty Income Corp.	510,864	31,147,378
Regency Centers Corp.	119,102	7,804,754
Retail Opportunity Investments Corp.	99,066	1,459,242
RPT Realty	68,408	743,595
Saul Centers, Inc.	10,122	390,203
Simon Property Group, Inc.	252,694	31,485,672
SITE Centers Corp.	147,577	2,073,457
Spirit Realty Capital, Inc.	109,285	4,407,464
Tanger Factory Outlet Centers, Inc.	82,366	1,928,188
The Macerich Co.	166,374	2,121,269
Urban Edge Properties	91,944	1,563,967
Urstadt Biddle Properties, Inc. Class A	22,954	520,597
Whitestone REIT	36,775	379,518
TOTAL RETAIL REITS		130,098,744
SPECIALIZED REITS – 35.6%
Data Center REITs – 8.4%
Digital Realty Trust, Inc.	225,287	28,075,266
Equinix, Inc.	72,325	58,577,464
		86,652,730
Other Specialized REITs – 6.2%
EPR Properties	58,387	2,606,396
Farmland Partners, Inc.	40,168	461,530
Four Corners Property Trust, Inc.	67,582	1,777,407
Gaming and Leisure Properties, Inc.	202,904	9,629,824
Gladstone Land Corp.	28,082	470,093
Iron Mountain, Inc.	225,503	13,845,884
Lamar Advertising Co. Class A	67,664	6,678,437
Outfront Media, Inc.	114,946	1,777,065
Safehold, Inc.	31,515	779,366
Uniti Group, Inc.	193,924	1,082,096
VICI Properties, Inc.	776,657	24,449,162
		63,557,260

See accompanying notes which are an integral part of the financial statements.
Annual Report	78

Common Stocks – continued
	Shares	Value
SPECIALIZED REITS – continued
Self-Storage REITs – 6.5%
CubeSmart	174,442	$ 7,563,805
Extra Space Storage, Inc.	163,457	22,813,693
National Storage Affiliates Trust	65,139	2,201,047
Public Storage	122,366	34,476,621
		67,055,166
Telecom Tower REITs – 12.0%
American Tower Corp.	360,432	68,593,814
Crown Castle, Inc.	335,400	36,320,466
SBA Communications Corp.	83,778	18,343,193
		123,257,473
Timber REITs – 2.5%
PotlatchDeltic Corp.	61,734	3,310,794
Rayonier, Inc.	108,222	3,584,313
Weyerhaeuser Co.	566,821	19,305,923
		26,201,030
TOTAL SPECIALIZED REITS		366,723,659
TOTAL COMMON STOCKS (Cost $1,168,228,556)		1,027,127,079
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $1,750,000)	1,750,000	$ 1,750,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,169,978,556)		1,028,877,079
NET OTHER ASSETS (LIABILITIES) – 0.1%		661,498
NET ASSETS – 100.0%		$1,029,538,577

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	62	September 2023	$2,113,580	$39,006	$39,006
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
79	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,027,127,079	$ 1,027,127,079	$ —	$ —
Money Market Funds	1,750,000	1,750,000	—	—
Total Investments in Securities:	$ 1,028,877,079	$ 1,028,877,079	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 39,006	$ 39,006	$ —	$ —
Total Assets	$ 39,006	$ 39,006	$ —	$ —
Total Derivative Instruments:	$ 39,006	$ 39,006	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$39,006	$0
Total Equity Risk	39,006	0
Total Value of Derivatives	$39,006	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	80

Fidelity® MSCI Utilities Index ETF
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ELECTRIC UTILITIES – 61.2%
Electric Utilities – 61.2%
ALLETE, Inc.	98,188	$ 5,638,937
Alliant Energy Corp.	430,860	23,154,416
American Electric Power Co., Inc.	882,510	74,783,897
Constellation Energy Corp.	561,937	54,311,211
Duke Energy Corp.	1,322,122	123,777,062
Edison International	656,416	47,235,695
Entergy Corp.	363,857	37,368,114
Evergy, Inc.	393,876	23,620,744
Eversource Energy	598,145	43,263,828
Exelon Corp.	1,705,780	71,403,951
FirstEnergy Corp.	933,624	36,775,449
Hawaiian Electric Industries, Inc.	188,275	7,227,877
IDACORP, Inc.	86,887	8,933,721
MGE Energy, Inc.	62,367	5,004,328
NextEra Energy, Inc.	3,471,302	254,446,437
NRG Energy, Inc.	398,516	15,139,623
OGE Energy Corp.	343,710	12,425,117
Otter Tail Corp.	64,681	5,239,808
PG&E Corp. (a)	3,081,490	54,265,039
Pinnacle West Capital Corp.	194,296	16,091,595
PNM Resources, Inc.	139,722	6,262,340
Portland General Electric Co.	153,640	7,324,019
PPL Corp.	1,264,451	34,810,336
The Southern Co.	1,872,615	135,464,969
Xcel Energy, Inc.	943,947	59,213,795
TOTAL ELECTRIC UTILITIES		1,163,182,308
GAS UTILITIES – 4.4%
Gas Utilities – 4.4%
Atmos Energy Corp.	247,876	30,168,988
Chesapeake Utilities Corp.	30,438	3,598,989
National Fuel Gas Co.	149,815	7,956,675
New Jersey Resources Corp.	166,431	7,439,466
Northwest Natural Holding Co.	62,198	2,672,648
ONE Gas, Inc.	95,165	7,530,406
Southwest Gas Holdings, Inc.	122,532	8,079,760
Spire, Inc.	90,067	5,725,559
Star Group LP	52,109	706,598
UGI Corp.	359,784	9,710,570
TOTAL GAS UTILITIES		83,589,659
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.5%
Independent Power Producers & Energy Traders – 2.2%
The AES Corp.	1,147,454	24,819,430
Vistra Corp.	585,722	16,435,360
		41,254,790
Renewable Electricity – 1.3%
Altus Power, Inc. (a)	109,294	744,292
Clearway Energy, Inc. Class A	57,127	1,409,323

	Shares	Value

Clearway Energy, Inc. Class C	141,944	$ 3,748,741
Montauk Renewables, Inc. (a)	88,848	777,420
NextEra Energy Partners LP	148,669	8,095,027
Ormat Technologies, Inc.	92,057	7,484,234
Sunnova Energy International, Inc. (a)	178,883	3,159,074
		25,418,111
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		66,672,901
MULTI-UTILITIES – 26.1%
Multi-Utilities – 26.1%
Ameren Corp.	450,320	38,578,914
Avista Corp.	129,931	5,020,534
Black Hills Corp.	113,838	6,867,847
CenterPoint Energy, Inc.	1,080,471	32,511,372
CMS Energy Corp.	500,370	30,557,596
Consolidated Edison, Inc.	594,356	56,380,610
Dominion Energy, Inc.	1,432,960	76,735,008
DTE Energy Co.	353,616	40,418,309
NiSource, Inc.	708,511	19,724,946
NorthWestern Corp.	102,733	5,801,332
Public Service Enterprise Group, Inc.	855,713	54,012,605
Sempra	539,819	80,443,827
Unitil Corp.	27,970	1,455,559
WEC Energy Group, Inc.	541,130	48,625,942
TOTAL MULTI-UTILITIES		497,134,401
WATER UTILITIES – 4.5%
Water Utilities – 4.5%
American States Water Co.	63,365	5,602,100
American Water Works Co., Inc.	333,919	49,229,678
Artesian Resources Corp. Class A	15,122	688,958
California Water Service Group	95,380	5,057,048
Essential Utilities, Inc.	430,885	18,222,127
Middlesex Water Co.	30,628	2,463,104
SJW Group	50,579	3,563,796
The York Water Co.	24,810	1,025,397
TOTAL WATER UTILITIES		85,852,208
TOTAL COMMON STOCKS (Cost $1,981,372,257)		1,896,431,477

See accompanying notes which are an integral part of the financial statements.
81	Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments–continued
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.15% (b) (Cost $4,274,000)	4,274,000	$ 4,274,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,985,646,257)		1,900,705,477
NET OTHER ASSETS (LIABILITIES) – 0.1%		990,221
NET ASSETS – 100.0%		$1,901,695,698

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	75	September 2023	$5,099,250	$43,080	$43,080
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,896,431,477	$ 1,896,431,477	$ —	$ —
Money Market Funds	4,274,000	4,274,000	—	—
Total Investments in Securities:	$ 1,900,705,477	$ 1,900,705,477	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 43,080	$ 43,080	$ —	$ —
Total Assets	$ 43,080	$ 43,080	$ —	$ —
Total Derivative Instruments:	$ 43,080	$ 43,080	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$43,080	$0
Total Equity Risk	43,080	0
Total Value of Derivatives	$43,080	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	82

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83

Financial Statements
Statements of Assets and Liabilities
July 31, 2023
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 798,766,524	$ 1,295,630,688	$ 1,237,792,607	$ 1,606,253,968
Segregated cash with brokers for derivative instruments	60,000	113,600	124,450	210,250
Cash	108,115	34,758	41,020	16,783
Receivable for investments sold
Regular delivery	—	—	—	1,893,365
Delayed delivery	—	—	—	71,050
Receivable for fund shares sold	37,926	7,721	—	—
Dividends receivable	1,063,295	421,687	1,472,734	1,056,591
Interest receivable	3,880	8,118	9,060	9,120
Receivable for daily variation margin on futures contracts	1,006	14,761	—	79,952
Other receivable	—	—	—	—
Total assets	800,040,746	1,296,231,333	1,239,439,871	1,609,591,079
Liabilities
Payable for investments purchased	1,131,520	—	—	2,442,568
Payable for fund shares redeemed	—	—	20,861	—
Accrued management fees	53,732	88,888	86,718	106,992
Payable for daily variation margin on futures contracts	—	—	13,704	—
Total liabilities	1,185,252	88,888	121,283	2,549,560
Net Assets	$798,855,494	$1,296,142,445	$1,239,318,588	$1,607,041,519
Net Assets consist of:
Paid in capital	$865,499,151	$1,269,220,895	$1,146,666,742	$1,306,420,016
Total accumulated earnings (loss)	(66,643,657)	26,921,550	92,651,846	300,621,503
Net Assets	$798,855,494	$1,296,142,445	$1,239,318,588	$1,607,041,519
Shares outstanding	18,750,000	17,100,000	26,700,000	66,950,000
Net Asset Value per share	$ 42.61	$ 75.80	$ 46.42	$ 24.00
Investments at cost	$794,304,919	$1,189,234,449	$1,106,838,772	$1,133,811,831
See accompanying notes which are an integral part of the financial statements.
Annual Report	84

Statements of Assets and Liabilities
July 31, 2023
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,429,769,473	$ 3,079,395,386	$ 799,396,235	$ 7,510,627,295
Segregated cash with brokers for derivative instruments	287,200	356,900	145,800	591,500
Cash	10,891	67,757	18,064	141,825
Receivable for investments sold
Regular delivery	3,452	—	1,253,183	12,596,541
Delayed delivery	—	—	—	—
Receivable for fund shares sold	—	—	19,771	83,507
Dividends receivable	1,119,738	4,241,493	382,169	1,233,620
Interest receivable	11,977	28,850	5,136	44,955
Receivable for daily variation margin on futures contracts	29,076	—	—	35,779
Other receivable	—	—	—	—
Total assets	1,431,231,807	3,084,090,386	801,220,358	7,525,355,022
Liabilities
Payable for investments purchased	—	40,510	—	12,825,879
Payable for fund shares redeemed	69,352	31,201	—	—
Accrued management fees	98,432	214,107	54,347	513,860
Payable for daily variation margin on futures contracts	—	50,080	60,385	—
Total liabilities	167,784	335,898	114,732	13,339,739
Net Assets	$1,431,064,023	$3,083,754,488	$801,105,626	$7,512,015,283
Net Assets consist of:
Paid in capital	$1,441,336,826	$2,589,810,234	$715,606,178	$4,661,816,227
Total accumulated earnings (loss)	(10,272,803)	493,944,254	85,499,448	2,850,199,056
Net Assets	$1,431,064,023	$3,083,754,488	$801,105,626	$7,512,015,283
Shares outstanding	28,700,000	48,350,000	13,650,000	55,900,000
Net Asset Value per share	$ 49.86	$ 63.78	$ 58.69	$ 134.38
Investments at cost	$1,287,558,450	$2,484,187,165	$687,012,138	$4,494,143,747
See accompanying notes which are an integral part of the financial statements.
85	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2023
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 484,484,244	$ 1,028,877,079	$ 1,900,705,477
Segregated cash with brokers for derivative instruments	24,000	145,700	262,500
Cash	8,329	1,165	7,044
Receivable for investments sold
Regular delivery	—	—	—
Delayed delivery	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable	394,496	509,620	914,464
Interest receivable	4,040	5,613	14,126
Receivable for daily variation margin on futures contracts	47,377	14,066	—
Other receivable	—	57,806	—
Total assets	484,962,486	1,029,611,049	1,901,903,611
Liabilities
Payable for investments purchased	827,427	—	—
Payable for fund shares redeemed	—	—	35,275
Accrued management fees	32,943	72,472	139,576
Payable for daily variation margin on futures contracts	—	—	33,062
Total liabilities	860,370	72,472	207,913
Net Assets	$484,102,116	$1,029,538,577	$1,901,695,698
Net Assets consist of:
Paid in capital	$497,488,898	$1,256,582,498	$2,027,692,953
Total accumulated earnings (loss)	(13,386,782)	(227,043,921)	(125,997,255)
Net Assets	$484,102,116	$1,029,538,577	$1,901,695,698
Shares outstanding	10,000,000	40,200,000	43,950,000
Net Asset Value per share	$ 48.41	$ 25.61	$ 43.27
Investments at cost	$480,161,079	$1,169,978,556	$1,985,646,257
See accompanying notes which are an integral part of the financial statements.
Annual Report	86

Statements of Operations
For the year ended July 31, 2023
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 5,697,889	$ 11,273,221	$ 27,214,319	$ 54,356,245
Interest	41,407	82,418	87,521	84,299
Total income	5,739,296	11,355,639	27,301,840	54,440,544
Expenses
Management fees	479,078	903,749	938,171	1,292,155
Independent trustees' fees and expenses	2,936	5,702	5,568	7,770
Legal	—	409	—	—
Total expenses	482,014	909,860	943,739	1,299,925
Net investment income (loss)	5,257,282	10,445,779	26,358,101	53,140,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(34,961,819)	(34,153,316)	(16,349,473)	(11,177,327)
Net realized gain (loss) on In-kind redemptions	15,141,572	27,369,356	29,606,400	115,099,165
Net realized gain (loss) on futures contracts	225,804	204,845	(6,865)	(516,772)
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	(19,594,443)	(6,579,115)	13,250,062	103,405,066
Change in net unrealized appreciation (depreciation) on investment securities	118,643,490	109,237,053	32,472,307	60,096,331
Change in net unrealized appreciation (depreciation) on futures contracts	55,396	(64,590)	(61,295)	40,330
Total change in net unrealized appreciation (depreciation)	118,698,886	109,172,463	32,411,012	60,136,661
Net gain (loss)	99,104,443	102,593,348	45,661,074	163,541,727
Net increase (decrease) in net assets resulting from operations	$104,361,725	$113,039,127	$ 72,019,175	$216,682,346
See accompanying notes which are an integral part of the financial statements.
87	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2023
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 34,143,970	$ 45,247,165	$ 11,271,556	$ 52,858,026
Interest	128,965	234,456	58,050	345,019
Total income	34,272,935	45,481,621	11,329,606	53,203,045
Expenses
Management fees	1,223,575	2,528,306	587,109	4,817,645
Independent trustees' fees and expenses	7,768	15,291	3,620	28,816
Legal	—	—	—	—
Total expenses	1,231,343	2,543,597	590,729	4,846,461
Net investment income (loss)	33,041,592	42,938,024	10,738,877	48,356,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(109,982,227)	(48,708,793)	(18,247,520)	(109,197,966)
Net realized gain (loss) on In-kind redemptions	56,282,565	99,791,217	35,260,426	507,839,393
Net realized gain (loss) on futures contracts	444,116	350,855	123,260	2,814,659
Net realized gain (loss) on foreign currency transactions	—	—	(16)	—
Total net realized gain (loss)	(53,255,546)	51,433,279	17,136,150	401,456,086
Change in net unrealized appreciation (depreciation) on investment securities	106,816,933	(12,074,209)	97,407,499	944,915,424
Change in net unrealized appreciation (depreciation) on futures contracts	14,879	(230,068)	(7,371)	41,517
Total change in net unrealized appreciation (depreciation)	106,831,812	(12,304,277)	97,400,128	944,956,941
Net gain (loss)	53,576,266	39,129,002	114,536,278	1,346,413,027
Net increase (decrease) in net assets resulting from operations	$ 86,617,858	$ 82,067,026	$125,275,155	$1,394,769,611
See accompanying notes which are an integral part of the financial statements.
Annual Report	88

Statements of Operations
For the year ended July 31, 2023
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 8,608,060	$ 37,036,440	$ 62,469,490
Interest	36,710	71,186	157,097
Total income	8,644,770	37,107,626	62,626,587
Expenses
Management fees	373,187	1,128,403	1,757,535
Independent trustees' fees and expenses	2,323	7,654	10,245
Legal	—	—	—
Total expenses	375,510	1,136,057	1,767,780
Net investment income (loss)	8,269,260	35,971,569	60,858,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(5,418,072)	(40,677,292)	(11,624,223)
Net realized gain (loss) on In-kind redemptions	9,988,163	47,537,324	56,229,170
Net realized gain (loss) on futures contracts	23,568	(840,866)	(1,119,268)
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	4,593,659	6,019,166	43,485,679
Change in net unrealized appreciation (depreciation) on investment securities	37,282,674	(239,037,793)	(259,497,941)
Change in net unrealized appreciation (depreciation) on futures contracts	49,332	(122,395)	(194,422)
Total change in net unrealized appreciation (depreciation)	37,332,006	(239,160,188)	(259,692,363)
Net gain (loss)	41,925,665	(233,141,022)	(216,206,684)
Net increase (decrease) in net assets resulting from operations	$50,194,925	$(197,169,453)	$(155,347,877)
See accompanying notes which are an integral part of the financial statements.
89	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,257,282	$ 7,496,704	$ 10,445,779	$ 10,582,475
Net realized gain (loss)	(19,594,443)	64,340,202	(6,579,115)	221,091,762
Change in net unrealized appreciation (depreciation)	118,698,886	(359,603,822)	109,172,463	(461,544,425)
Net increase (decrease) in net assets resulting from operations	104,361,725	(287,766,916)	113,039,127	(229,870,188)
Distributions to shareholders	(4,996,850)	(7,610,350)	(10,020,850)	(11,050,200)
Share transactions
Proceeds from sales of shares	240,004,377	233,928,059	120,045,362	324,283,128
Cost of shares redeemed	(101,759,290)	(293,680,545)	(101,937,235)	(539,877,842)
Net increase (decrease) in net assets resulting from share transactions	138,245,087	(59,752,486)	18,108,127	(215,594,714)
Total increase (decrease) in net assets	237,609,962	(355,129,752)	121,126,404	(456,515,102)
Net Assets
Beginning of year	561,245,532	916,375,284	1,175,016,041	1,631,531,143
End of year	$ 798,855,494	$ 561,245,532	$1,296,142,445	$1,175,016,041
Other Information
Shares
Sold	6,600,000	5,400,000	1,800,000	3,800,000
Redeemed	(3,050,000)	(6,900,000)	(1,600,000)	(6,950,000)
Net increase (decrease)	3,550,000	(1,500,000)	200,000	(3,150,000)

See accompanying notes which are an integral part of the financial statements.
Annual Report	90

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,358,101	$ 21,398,163	$ 53,140,619	$ 44,453,478
Net realized gain (loss)	13,250,062	22,771,000	103,405,066	120,258,555
Change in net unrealized appreciation (depreciation)	32,411,012	(5,042,927)	60,136,661	405,661,825
Net increase (decrease) in net assets resulting from operations	72,019,175	39,126,236	216,682,346	570,373,858
Distributions to shareholders	(26,225,300)	(21,252,450)	(55,155,850)	(46,175,650)
Share transactions
Proceeds from sales of shares	256,003,524	324,193,400	199,400,543	387,541,369
Cost of shares redeemed	(120,837,555)	(101,991,130)	(241,462,086)	(318,221,008)
Net increase (decrease) in net assets resulting from share transactions	135,165,969	222,202,270	(42,061,543)	69,320,361
Total increase (decrease) in net assets	180,959,844	240,076,056	119,464,953	593,518,569
Net Assets
Beginning of year	1,058,358,744	818,282,688	1,487,576,566	894,057,997
End of year	$1,239,318,588	$1,058,358,744	$1,607,041,519	$1,487,576,566
Other Information
Shares
Sold	5,750,000	7,100,000	8,650,000	21,050,000
Redeemed	(2,700,000)	(2,350,000)	(11,000,000)	(18,100,000)
Net increase (decrease)	3,050,000	4,750,000	(2,350,000)	2,950,000

See accompanying notes which are an integral part of the financial statements.
91	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,041,592	$ 35,229,668	$ 42,938,024	$ 36,342,043
Net realized gain (loss)	(53,255,546)	72,806,146	51,433,279	68,664,227
Change in net unrealized appreciation (depreciation)	106,831,812	(226,108,984)	(12,304,277)	(208,929,300)
Net increase (decrease) in net assets resulting from operations	86,617,858	(118,073,170)	82,067,026	(103,923,030)
Distributions to shareholders	(33,588,200)	(36,480,350)	(42,324,300)	(37,227,200)
Share transactions
Proceeds from sales of shares	87,310,214	276,240,117	305,561,085	455,404,706
Cost of shares redeemed	(258,774,591)	(289,122,805)	(229,908,099)	(192,134,263)
Net increase (decrease) in net assets resulting from share transactions	(171,464,377)	(12,882,688)	75,652,986	263,270,443
Total increase (decrease) in net assets	(118,434,719)	(167,436,208)	115,395,712	122,120,213
Net Assets
Beginning of year	1,549,498,742	1,716,934,950	2,968,358,776	2,846,238,563
End of year	$1,431,064,023	$1,549,498,742	$3,083,754,488	$2,968,358,776
Other Information
Shares
Sold	1,900,000	4,950,000	4,950,000	7,000,000
Redeemed	(5,500,000)	(5,550,000)	(3,700,000)	(3,000,000)
Net increase (decrease)	(3,600,000)	(600,000)	1,250,000	4,000,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	92

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,738,877	$ 10,433,633	$ 48,356,584	$ 44,263,520
Net realized gain (loss)	17,136,150	61,408,260	401,456,086	176,542,038
Change in net unrealized appreciation (depreciation)	97,400,128	(138,691,000)	944,956,941	(866,361,731)
Net increase (decrease) in net assets resulting from operations	125,275,155	(66,849,107)	1,394,769,611	(645,556,173)
Distributions to shareholders	(10,658,050)	(10,491,650)	(47,990,200)	(46,200,150)
Share transactions
Proceeds from sales of shares	100,904,162	101,356,059	1,618,758,979	554,048,203
Cost of shares redeemed	(119,710,204)	(180,991,891)	(1,192,587,293)	(330,116,462)
Net increase (decrease) in net assets resulting from share transactions	(18,806,042)	(79,635,832)	426,171,686	223,931,741
Total increase (decrease) in net assets	95,811,063	(156,976,589)	1,772,951,097	(467,824,582)
Net Assets
Beginning of year	705,294,563	862,271,152	5,739,064,186	6,206,888,768
End of year	$ 801,105,626	$ 705,294,563	$ 7,512,015,283	$5,739,064,186
Other Information
Shares
Sold	1,900,000	1,900,000	13,600,000	4,350,000
Redeemed	(2,350,000)	(3,600,000)	(10,150,000)	(2,900,000)
Net increase (decrease)	(450,000)	(1,700,000)	3,450,000	1,450,000

See accompanying notes which are an integral part of the financial statements.
93	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,269,260	$ 8,990,437	$ 35,971,569	$ 43,089,610
Net realized gain (loss)	4,593,659	38,061,774	6,019,166	99,966,618
Change in net unrealized appreciation (depreciation)	37,332,006	(80,161,823)	(239,160,188)	(242,897,051)
Net increase (decrease) in net assets resulting from operations	50,194,925	(33,109,612)	(197,169,453)	(99,840,823)
Distributions to shareholders	(8,257,900)	(8,977,200)	(49,617,050)	(56,284,500)
Share transactions
Proceeds from sales of shares	78,638,097	135,066,634	60,330,330	475,187,190
Cost of shares redeemed	(86,290,107)	(187,299,301)	(556,592,493)	(331,089,835)
Net increase (decrease) in net assets resulting from share transactions	(7,652,010)	(52,232,667)	(496,262,163)	144,097,355
Total increase (decrease) in net assets	34,285,015	(94,319,479)	(743,048,666)	(12,027,968)
Net Assets
Beginning of year	449,817,101	544,136,580	1,772,587,243	1,784,615,211
End of year	$484,102,116	$ 449,817,101	$1,029,538,577	$1,772,587,243
Other Information
Shares
Sold	1,750,000	2,750,000	2,300,000	14,750,000
Redeemed	(2,000,000)	(4,100,000)	(22,150,000)	(10,900,000)
Net increase (decrease)	(250,000)	(1,350,000)	(19,850,000)	3,850,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	94

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,858,807	$ 36,139,030
Net realized gain (loss)	43,485,679	48,300,677
Change in net unrealized appreciation (depreciation)	(259,692,363)	117,096,987
Net increase (decrease) in net assets resulting from operations	(155,347,877)	201,536,694
Distributions to shareholders	(62,348,050)	(36,559,700)
Share transactions
Proceeds from sales of shares	400,446,151	1,236,559,491
Cost of shares redeemed	(476,126,894)	(282,756,360)
Net increase (decrease) in net assets resulting from share transactions	(75,680,743)	953,803,131
Total increase (decrease) in net assets	(293,376,670)	1,118,780,125
Net Assets
Beginning of year	2,195,072,368	1,076,292,243
End of year	$1,901,695,698	$2,195,072,368
Other Information
Shares
Sold	8,900,000	27,150,000
Redeemed	(10,950,000)	(6,400,000)
Net increase (decrease)	(2,050,000)	20,750,000
See accompanying notes which are an integral part of the financial statements.
95	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 36.92	$ 54.87	$ 37.88	$ 34.35	$ 28.76
Income from Investment Operations
Net investment income (loss)A,B	0.33	0.45	0.34	0.33	0.49
Net realized and unrealized gain (loss)	5.67	(17.95)	16.96	3.52	5.59
Total from investment operations	6.00	(17.50)	17.30	3.85	6.08
Distributions from net investment income	(0.31)	(0.45)	(0.31)	(0.32)	(0.49)
Total distributions	(0.31)	(0.45)	(0.31)	(0.32)	(0.49)
Net asset value, end of period	$ 42.61	$ 36.92	$ 54.87	$ 37.88	$ 34.35
Total ReturnC	16.44%	(32.06)%	45.81%	11.40%	21.33%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.92%	.95%	.72%	.96%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$798,855	$561,246	$916,375	$577,709	$374,389
Portfolio turnover rateE,F	18%	21%	13%	23%	82%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	96

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 69.53	$ 81.37	$ 57.25	$ 46.25	$ 43.32
Income from Investment Operations
Net investment income (loss)A,B	0.63	0.55	0.42	0.50	0.51
Net realized and unrealized gain (loss)	6.24	(11.81)	24.10	11.01	2.96
Total from investment operations	6.87	(11.26)	24.52	11.51	3.47
Distributions from net investment income	(0.60)	(0.58)	(0.40)	(0.51)	(0.54)
Total distributions	(0.60)	(0.58)	(0.40)	(0.51)	(0.54)
Net asset value, end of period	$ 75.80	$ 69.53	$ 81.37	$ 57.25	$ 46.25
Total ReturnC	10.04%	(13.89)%	42.95%	25.26%	8.15%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.96%	.71%	.58%	1.06%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,296,142	$1,175,016	$1,631,531	$881,589	$728,457
Portfolio turnover rateE,F	12%	8%	48%	60%	25%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
97	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 43.30	$ 37.29	$ 35.59	$ 32.33
Income from Investment Operations
Net investment income (loss)A,B	1.05	1.01	1.02	0.96	0.94
Net realized and unrealized gain (loss)	1.66	1.45	6.01	1.70	3.23
Total from investment operations	2.71	2.46	7.03	2.66	4.17
Distributions from net investment income	(1.04)	(1.01)	(1.02)	(0.96)	(0.91)
Total distributions	(1.04)	(1.01)	(1.02)	(0.96)	(0.91)
Net asset value, end of period	$ 46.42	$ 44.75	$ 43.30	$ 37.29	$ 35.59
Total ReturnC	6.20%	5.79%	19.09%	7.74%	13.16%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.35%	2.27%	2.53%	2.68%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,239,319	$1,058,359	$818,283	$678,649	$548,070
Portfolio turnover rateE,F	9%	8%	20%	34%	30%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	98

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 21.47	$ 13.47	$ 9.47	$ 16.79	$ 21.50
Income from Investment Operations
Net investment income (loss)A,B	0.78	0.65	0.49	0.51	0.54
Net realized and unrealized gain (loss)	2.57	8.02	4.02	(6.86)	(4.70)
Total from investment operations	3.35	8.67	4.51	(6.35)	(4.16)
Distributions from net investment income	(0.82)	(0.67)	(0.51)	(0.97)	(0.55)
Total distributions	(0.82)	(0.67)	(0.51)	(0.97)	(0.55)
Net asset value, end of period	$ 24.00	$ 21.47	$ 13.47	$ 9.47	$ 16.79
Total ReturnC	16.10%	65.70%	48.79%	(39.28)%	(19.42)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.44%	3.59%	4.11%	4.18%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,607,042	$1,487,577	$894,058	$449,325	$467,628
Portfolio turnover rateE,F	8%	8%	11%	17%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
99	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 47.97	$ 52.19	$ 34.12	$ 41.22	$ 41.05
Income from Investment Operations
Net investment income (loss)A,B	1.07	1.05	0.96	1.00	0.89
Net realized and unrealized gain (loss)	1.91	(4.19)	18.00	(7.09)	0.18
Total from investment operations	2.98	(3.14)	18.96	(6.09)	1.07
Distributions from net investment income	(1.09)	(1.08)	(0.89)	(1.01)	(0.90)
Total distributions	(1.09)	(1.08)	(0.89)	(1.01)	(0.90)
Net asset value, end of period	$ 49.86	$ 47.97	$ 52.19	$ 34.12	$ 41.22
Total ReturnC	6.44%	(6.11)%	56.15%	(14.78)%	2.80%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.25%	1.97%	2.10%	2.61%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,431,064	$1,549,499	$1,716,935	$725,059	$1,143,858
Portfolio turnover rateE,F	28%	6%	4%	6%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	100

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 63.02	$ 66.04	$ 52.34	$ 44.43	$ 43.72
Income from Investment Operations
Net investment income (loss)A,B	0.88	0.81	0.75	0.72	0.63
Net realized and unrealized gain (loss)	0.76	(3.00)	13.74	7.88	1.01
Total from investment operations	1.64	(2.19)	14.49	8.60	1.64
Distributions from net investment income	(0.88)	(0.83)	(0.79)	(0.69)	(0.93)
Total distributions	(0.88)	(0.83)	(0.79)	(0.69)	(0.93)
Net asset value, end of period	$ 63.78	$ 63.02	$ 66.04	$ 52.34	$ 44.43
Total ReturnC	2.65%	(3.32)%	27.91%	19.69%	3.84%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.42%	1.27%	1.28%	1.52%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,083,754	$2,968,359	$2,846,239	$2,015,266	$1,557,252
Portfolio turnover rateE,F	6%	4%	7%	7%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
101	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 50.02	$ 54.57	$ 37.55	$ 40.04	$ 39.51
Income from Investment Operations
Net investment income (loss)A,B	0.79	0.68	0.61	0.69	0.70
Net realized and unrealized gain (loss)	8.67	(4.55)	17.00	(2.48)	0.51
Total from investment operations	9.46	(3.87)	17.61	(1.79)	1.21
Distributions from net investment income	(0.79)	(0.68)	(0.59)	(0.70)	(0.68)
Total distributions	(0.79)	(0.68)	(0.59)	(0.70)	(0.68)
Net asset value, end of period	$ 58.69	$ 50.02	$ 54.57	$ 37.55	$ 40.04
Total ReturnC	19.17%	(7.10)%	47.17%	(4.34)%	3.23%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.53%	1.29%	1.24%	1.80%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$801,106	$705,295	$862,271	$347,297	$454,471
Portfolio turnover rateE,F	11%	7%	5%	4%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	102

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 109.42	$ 121.70	$ 87.25	$ 64.53	$ 56.36
Income from Investment Operations
Net investment income (loss)A,B	0.91	0.84	0.79	0.87	0.70
Net realized and unrealized gain (loss)	24.95	(12.24)	34.45	22.70	8.17
Total from investment operations	25.86	(11.40)	35.24	23.57	8.87
Distributions from net investment income	(0.90)	(0.88)	(0.79)	(0.85)	(0.70)
Total distributions	(0.90)	(0.88)	(0.79)	(0.85)	(0.70)
Net asset value, end of period	$ 134.38	$ 109.42	$ 121.70	$ 87.25	$ 64.53
Total ReturnC	23.86%	(9.41)%	40.57%	36.99%	15.94%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.84%	.71%	.76%	1.21%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$7,512,015	$5,739,064	$6,206,889	$4,288,256	$2,571,364
Portfolio turnover rateE,F	14%	5%	3%	5%	18%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
103	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 43.88	$ 46.91	$ 32.90	$ 32.63	$ 34.70
Income from Investment Operations
Net investment income (loss)A,B	0.82	0.83	0.71	0.65	0.65
Net realized and unrealized gain (loss)	4.53	(3.01)	13.98	0.30	(2.08)
Total from investment operations	5.35	(2.18)	14.69	0.95	(1.43)
Distributions from net investment income	(0.82)	(0.85)	(0.68)	(0.68)	(0.64)
Total distributions	(0.82)	(0.85)	(0.68)	(0.68)	(0.64)
Net asset value, end of period	$ 48.41	$ 43.88	$ 46.91	$ 32.90	$ 32.63
Total ReturnC	12.41%	(4.68)%	45.01%	3.28%	(4.02)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.85%	1.77%	1.66%	2.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$484,102	$449,817	$544,137	$164,486	$199,043
Portfolio turnover rateE,F	4%	4%	4%	3%	12%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	104

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 31.75	$ 24.23	$ 26.58	$ 24.69
Income from Investment Operations
Net investment income (loss)A,B	0.68	0.68	0.58	0.67	1.05
Net realized and unrealized gain (loss)	(3.63)	(2.01)	7.83	(2.13)	2.08
Total from investment operations	(2.95)	(1.33)	8.41	(1.46)	3.13
Distributions from net investment income	(0.96)	(0.90)	(0.89)	(0.68)	(1.24)
Return of capital	—	—	—	(0.21)	—
Total distributions	(0.96)	(0.90)	(0.89)	(0.89)	(1.24)
Net asset value, end of period	$ 25.61	$ 29.52	$ 31.75	$ 24.23	$ 26.58
Total ReturnC	(9.85)%	(4.25)%	35.58%	(5.27)%	13.19%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.66%	2.20%	2.16%	2.62%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,029,539	$1,772,587	$1,784,615	$1,066,154	$844,003
Portfolio turnover rateE,F	9%	11%	8%	9%	10%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
105	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 47.72	$ 42.63	$ 39.11	$ 39.21	$ 34.85
Income from Investment Operations
Net investment income (loss)A,B	1.29	1.19	1.21	1.23	1.16
Net realized and unrealized gain (loss)	(4.42)	5.11	3.56	(0.09)	4.32
Total from investment operations	(3.13)	6.30	4.77	1.14	5.48
Distributions from net investment income	(1.32)	(1.21)	(1.25)	(1.24)	(1.12)
Total distributions	(1.32)	(1.21)	(1.25)	(1.24)	(1.12)
Net asset value, end of period	$ 43.27	$ 47.72	$ 42.63	$ 39.11	$ 39.21
Total ReturnC	(6.63)%	15.10%	12.46%	3.13%	15.93%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.89%	2.66%	2.96%	3.06%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,901,696	$2,195,072	$1,076,292	$844,807	$733,190
Portfolio turnover rateE,F	4%	3%	5%	5%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	106

Notes to Financial Statements
For the period ended July 31, 2023
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of each Fund’s Schedule of Investments.
107	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
Annual Report	108

2. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 802,994,551	$ 119,467,861	$ (123,695,888)	$ (4,228,027)
Fidelity MSCI Consumer Discretionary Index ETF	1,211,626,998	154,974,189	(70,970,499)	84,003,690
Fidelity MSCI Consumer Staples Index ETF	1,122,831,478	162,544,281	(47,583,152)	114,961,129
Fidelity MSCI Energy Index ETF	1,180,202,910	433,528,814	(7,477,756)	426,051,058
Fidelity MSCI Financials Index ETF	1,312,658,309	199,337,711	(82,226,547)	117,111,164
Fidelity MSCI Health Care Index ETF	2,528,583,417	711,274,013	(160,462,044)	550,811,969
Fidelity MSCI Industrials Index ETF	692,807,630	148,620,069	(42,031,464)	106,588,605
Fidelity MSCI Information Technology Index ETF	4,525,389,955	3,108,087,587	(122,850,247)	2,985,237,340
Fidelity MSCI Materials Index ETF	482,350,077	50,268,649	(48,134,482)	2,134,167
Fidelity MSCI Real Estate Index ETF	1,188,882,695	33,695,118	(193,700,734)	(160,005,616)
Fidelity MSCI Utilities Index ETF	1,995,018,583	53,223,593	(147,536,699)	(94,313,106)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 1,187,175	$ —	$ (63,602,805)	$ (4,228,027)
Fidelity MSCI Consumer Discretionary Index ETF	424,929	—	(57,507,069)	84,003,690
Fidelity MSCI Consumer Staples Index ETF	1,543,212	—	(23,852,495)	114,961,129
Fidelity MSCI Energy Index ETF	—	—	(125,429,556)	426,051,059
Fidelity MSCI Financials Index ETF	655,050	—	(128,039,017)	117,111,164
Fidelity MSCI Health Care Index ETF	3,522,595	—	(60,390,310)	550,811,969
Fidelity MSCI Industrials Index ETF	403,819	—	(21,492,976)	106,588,605
Fidelity MSCI Information Technology Index ETF	2,555,564	—	(137,593,846)	2,985,237,340
Fidelity MSCI Materials Index ETF	189,035	—	(15,709,985)	2,134,168
Fidelity MSCI Real Estate Index ETF	—	—	(67,038,305)	(160,005,616)
Fidelity MSCI Utilities Index ETF	—	—	(31,684,148)	(94,313,107)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$ (12,527,615)	$ (51,075,190)	$ (63,602,805)
Fidelity MSCI Consumer Discretionary Index ETF	(24,098,329)	(33,408,740)	(57,507,069)
Fidelity MSCI Consumer Staples Index ETF	(4,439,041)	(19,413,454)	(23,852,495)
Fidelity MSCI Energy Index ETF	(12,384,426)	(113,045,130)	(125,429,556)
Fidelity MSCI Financials Index ETF	(20,040,330)	(107,998,687)	(128,039,017)
Fidelity MSCI Health Care Index ETF	(6,410,461)	(53,979,849)	(60,390,310)
Fidelity MSCI Industrials Index ETF	(5,152,790)	(16,340,186)	(21,492,976)
Fidelity MSCI Information Technology Index ETF	(55,593,811)	(82,000,035)	(137,593,846)
Fidelity MSCI Materials Index ETF	(5,547,025)	(10,162,960)	(15,709,985)
Fidelity MSCI Real Estate Index ETF	(30,074,995)	(36,963,310)	(67,038,305)
Fidelity MSCI Utilities Index ETF	(14,132,423)	(17,551,725)	(31,684,148)
The tax character of distributions paid was as follows:
July 31, 2023
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$ 4,996,850	$ —	$ —	$ 4,996,850
109	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

July 31, 2023
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$ 10,020,850	$ —	$ —	$ 10,020,850
Fidelity MSCI Consumer Staples Index ETF	26,225,300	—	—	26,225,300
Fidelity MSCI Energy Index ETF	55,155,850	—	—	55,155,850
Fidelity MSCI Financials Index ETF	33,588,200	—	—	33,588,200
Fidelity MSCI Health Care Index ETF	42,324,300	—	—	42,324,300
Fidelity MSCI Industrials Index ETF	10,658,050	—	—	10,658,050
Fidelity MSCI Information Technology Index ETF	47,990,200	—	—	47,990,200
Fidelity MSCI Materials Index ETF	8,257,900	—	—	8,257,900
Fidelity MSCI Real Estate Index ETF	49,617,050	—	—	49,617,050
Fidelity MSCI Utilities Index ETF	62,348,050	—	—	62,348,050

July 31, 2022
Fidelity MSCI Communication Services Index ETF	$ 7,610,350	$ —	$ —	$ 7,610,350
Fidelity MSCI Consumer Discretionary Index ETF	11,050,200	—	—	11,050,200
Fidelity MSCI Consumer Staples Index ETF	21,252,450	—	—	21,252,450
Fidelity MSCI Energy Index ETF	46,175,650	—	—	46,175,650
Fidelity MSCI Financials Index ETF	36,480,350	—	—	36,480,350
Fidelity MSCI Health Care Index ETF	37,227,200	—	—	37,227,200
Fidelity MSCI Industrials Index ETF	10,491,650	—	—	10,491,650
Fidelity MSCI Information Technology Index ETF	46,200,150	—	—	46,200,150
Fidelity MSCI Materials Index ETF	8,977,200	—	—	8,977,200
Fidelity MSCI Real Estate Index ETF	56,284,500	—	—	56,284,500
Fidelity MSCI Utilities Index ETF	36,559,700	—	—	36,559,700
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Annual Report	110

3. Derivative Instruments – continued

Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	103,872,087	103,208,073
Fidelity MSCI Consumer Discretionary Index ETF	134,092,901	133,089,706
Fidelity MSCI Consumer Staples Index ETF	99,010,859	98,767,335
Fidelity MSCI Energy Index ETF	123,564,773	122,631,447
Fidelity MSCI Financials Index ETF	411,686,188	415,158,838
Fidelity MSCI Health Care Index ETF	192,666,970	190,384,112
Fidelity MSCI Industrials Index ETF	74,260,755	75,068,365
Fidelity MSCI Information Technology Index ETF	788,539,066	958,896,770
Fidelity MSCI Materials Index ETF	19,354,385	17,980,038
Fidelity MSCI Real Estate Index ETF	122,019,674	125,681,833
Fidelity MSCI Utilities Index ETF	88,921,564	87,570,777
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	239,165,626	101,343,758
Fidelity MSCI Consumer Discretionary Index ETF	119,676,252	101,597,369
Fidelity MSCI Consumer Staples Index ETF	255,160,389	120,452,322
Fidelity MSCI Energy Index ETF	197,228,993	237,280,659
Fidelity MSCI Financials Index ETF	84,481,330	249,567,849
Fidelity MSCI Health Care Index ETF	304,485,931	229,082,633
Fidelity MSCI Industrials Index ETF	100,136,948	118,823,169
Fidelity MSCI Information Technology Index ETF	1,611,998,045	1,014,967,256
Fidelity MSCI Materials Index ETF	78,190,332	85,996,840
Fidelity MSCI Real Estate Index ETF	59,768,606	548,737,215
Fidelity MSCI Utilities Index ETF	397,370,077	472,788,843
111	Annual Report

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Fee Rate
Fidelity MSCI Communication Services Index ETF	.084%
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Fidelity MSCI Consumer Staples Index ETF	.084%
Fidelity MSCI Energy Index ETF	.084%
Fidelity MSCI Financials Index ETF	.084%
Fidelity MSCI Health Care Index ETF	.084%
Fidelity MSCI Industrials Index ETF	.084%
Fidelity MSCI Information Technology Index ETF	.084%
Fidelity MSCI Materials Index ETF	.084%
Fidelity MSCI Real Estate Index ETF	.084%
Fidelity MSCI Utilities Index ETF	.084%
Sub-Adviser.  BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.
Annual Report	112

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
113	Annual Report

Trustees and Officers
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Vijay Advani, each of the Trustees oversees 321 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
Annual Report	114

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
115	Annual Report

Trustees and Officers  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Annual Report	116

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
117	Annual Report

Trustees and Officers  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Annual Report	118

Name, Year of Birth; Principal Occupation
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
119	Annual Report

Trustees and Officers  – continued
Name, Year of Birth; Principal Occupation
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Annual Report	120

Name, Year of Birth; Principal Occupation
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
121	Annual Report

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During PeriodB February 1, 2023 to July 31, 2023
Fidelity MSCI Communication Services Index ETF	0.08%
Actual		$ 1,000.00	$ 1,196.10	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$ 1,000.00	$ 1,163.20	$ 0.43
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$ 1,000.00	$ 1,050.50	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Energy Index ETF	0.08%
Actual		$ 1,000.00	$ 996.70	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Financials Index ETF	0.08%
Actual		$ 1,000.00	$ 976.20	$ 0.39
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$ 1,000.00	$ 1,012.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,106.70	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Annual Report	122

	Annualized Expense RatioA	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During PeriodB February 1, 2023 to July 31, 2023
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$ 1,000.00	$ 1,301.60	$ 0.46
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Materials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,021.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$ 1,000.00	$ 955.90	$ 0.39
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$ 1,000.00	$ 979.70	$ 0.39
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
123	Annual Report

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2022	December 2022	March 2023	June 2023
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	94%	94%	100%	100%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	97%	97%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	78%	78%	89%	89%
Fidelity MSCI Real Estate Index ETF	1%	1%	0%	0%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2022	December 2022	March 2023	June 2023
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	100%	100%	100%	100%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	0.55%	0.55%	0.41%	0.41%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the calendar year 2022 for the following funds qualify as a section 199A dividend:
	March 2022	June 2022	September 2022	December 2022
Fidelity MSCI Real Estate Index ETF	60.72%	60.72%	69.16%	69.16%
The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.
Annual Report	124

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Fidelity MSCI Utilities Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). FMR and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund’s management contract with FMR and the sub-advisory agreement with BFA without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund’s Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund’s assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund’s Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund’s Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund’s Advisory Contracts are fair and reasonable, and that each fund’s Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR’s competitors and that each fund’s shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board’s decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
125	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers’ implementation of the funds’ investment program. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.
The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity’s supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with certain of the Investment Advisers. The Board also considered each fund’s securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considered each fund’s tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Annual Report	126

Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund’s management fee and total expense ratio, the Board considered each fund’s all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund’s all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as “mapped groups”) that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the “asset size peer group”); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar load structure to the fund (referred to as the "similar load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the “total expense asset size peer group”). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund’s management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that each fund’s total expense ratio ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.
127	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund’s Advisory Contracts should be renewed through July 31, 2024.
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EXT-ANN-0923
1.9584796.109

Item 2.	Code of Ethics

As of the end of the period, July 31, 2023, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2023 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Consumer Discretionary Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Consumer Staples Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Energy Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Financials Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Health Care Index ETF	$14,100	$—	$3,800	$400
Fidelity MSCI Industrials Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Information Technology Index ETF	$14,100	$—	$3,800	$400
Fidelity MSCI Materials Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Real Estate Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Utilities Index ETF	$14,100	$—	$3,800	$400

July 31, 2022 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Consumer Discretionary Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Consumer Staples Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Energy Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Financials Index ETF	$12,900	$—	$4,800	$300
Fidelity MSCI Health Care Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Industrials Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Information Technology Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Materials Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Real Estate Index ETF	$12,900	$—	$5,100	$300
Fidelity MSCI Utilities Index ETF	$12,900	$—	$4,600	$300

A	Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2023A	July 31, 2022A
Audit-Related Fees	$—	$—
Tax Fees	$—	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2023A	July 31, 2022A
Deloitte Entities	$288,800	$512,200

A	Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its (their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2023, the members of the Audit Committee were Donald Donahue, Thomas Bostick, Thomas Kennedy and Susan Tomasky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2023

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023